UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: BlackRock Fund Advisors 400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	April 30, 2024

Date of reporting period:	October 31, 2023

Item 1.   Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

October 31, 2023
iShares Trust
iShares Dow Jones U.S. ETF | IYY | NYSE Arca
iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
iShares MSCI USA ESG Select ETF | SUSA | NYSE Arca
iShares U.S. Basic Materials ETF | IYM | NYSE Arca
iShares U.S. Consumer Discretionary ETF | IYC | NYSE Arca
iShares U.S. Consumer Staples ETF | IYK | NYSE Arca
iShares U.S. Energy ETF | IYE | NYSE Arca
iShares U.S. Financial Services ETF | IYG | NYSE Arca
iShares U.S. Financials ETF | IYF | NYSE Arca
iShares U.S. Healthcare ETF | IYH | NYSE Arca
iShares U.S. Industrials ETF | IYJ | Cboe BZX
iShares U.S. Technology ETF | IYW | NYSE Arca
iShares U.S. Transportation ETF | IYT | Cboe BZX
iShares U.S. Utilities ETF | IDU | NYSE Arca
2023 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were solid during the period, as the durability of consumer spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S. stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the
Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of October 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
1.39% 10.14%
U.S. small cap equities
(Russell 2000
®
Index)
(5.29) (8.56)
International equities (MSCI
Europe, Australasia, Far East
Index)
(7.88) 14.40
Emerging market equities
(MSCI Emerging Markets
Index)
(4.78) 10.80
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.63 4.77
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
(9.70) (3.25)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(6.13) 0.36
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.65) 2.64
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
0.02 6.23

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
Dow Jones U.S. ETF

2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2023
Investment Objective
The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones
U.S. Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 1.23% 9.20% 10.25% 10.48% 9.20% 62.87% 170.80%
Fund Market ..................
1.29 9.17 10.25 10.47 – % 9.17 62.89 170.67
Index ....................... 1.31 9.38 10.45 10.68 9.38 64.37 175.80
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,012.30  $ 1.01  $ 1,000.00  $ 1,024.13  $ 1.02  0.20%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 27.4%
Financials ..................................... 13.1
Health Care ................................... 12.8
Consumer Discretionary ........................... 10.5
Industrials ..................................... 9.3
Communication Services ........................... 8.3
Consumer Staples ............................... 6.2
Energy ....................................... 4.6
Real Estate .................................... 2.7
Materials ..................................... 2.6
Utilities ....................................... 2.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 6.5%
Apple, Inc. .................................... 6.5
Amazon.com, Inc. ............................... 3.1
NVIDIA Corp. .................................. 2.6
Alphabet, Inc., Class A ............................ 1.9
Meta Platforms, Inc., Class A ........................ 1.7
Alphabet, Inc., Class C, NVS ........................ 1.6
Berkshire Hathaway, Inc., Class B .................... 1.6
Tesla, Inc. ..................................... 1.4
UnitedHealth Group, Inc. ........................... 1.3
      aaa aa

iShares
®
MSCI KLD 400 Social ETF

Fund Summary
Fund Summary
as of October 31, 2023
Investment Objective
The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”).  The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 1.63% 11.77% 11.46% 10.70% 11.77% 72.01% 176.43%
Fund Market ..................
1.63 11.83 11.46 10.70 – % 11.83 72.04 176.29
Index ....................... 1.74 12.04 11.74 11.11  12.04 74.22 186.76
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,016.30  $ 1.27  $ 1,000.00  $ 1,023.88  $ 1.27  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 33.2%
Financials ..................................... 12.1
Health Care ................................... 10.9
Consumer Discretionary ........................... 9.8
Communication Services ........................... 9.1
Industrials ..................................... 9.0
Consumer Staples ............................... 7.3
Real Estate .................................... 3.0
Materials ..................................... 2.8
Energy ....................................... 1.7
Utilities ....................................... 1.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 12.2%
NVIDIA Corp. .................................. 5.1
Alphabet, Inc., Class A ............................ 3.8
Alphabet, Inc., Class C, NVS ........................ 3.4
Tesla, Inc. ..................................... 2.9
Visa, Inc., Class A ............................... 2.0
Procter & Gamble Co. (The) ........................ 1.8
Mastercard, Inc., Class A ........................... 1.6
Home Depot, Inc. (The) ........................... 1.5
Merck & Co., Inc. ................................ 1.3
      aaa aa

iShares
®
MSCI USA ESG Select ETF

2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2023
Investment Objective
The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA Extended ESG Select Index (the “Index”).  The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... (1.06) % 6.75% 10.99% 10.57% 6.75% 68.43% 173.08%
Fund Market .................
(1.03) 6.68 10.97 10.55 – % 6.68 68.28 172.66
Index ...................... (0.93) 7.02 11.27 10.97  7.02 70.58 183.26
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 989.40  $ 1.25  $ 1,000.00  $ 1,023.88  $ 1.27  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 31.7%
Health Care ................................... 13.3
Industrials ..................................... 11.6
Financials ..................................... 9.8
Consumer Staples ............................... 9.0
Consumer Discretionary ........................... 7.2
Communication Services ........................... 5.8
Energy ....................................... 4.6
Real Estate .................................... 3.3
Materials ..................................... 2.9
Utilities ....................................... 0.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 5.6%
Apple, Inc. .................................... 5.2
NVIDIA Corp. .................................. 3.3
Coca-Cola Co. (The) ............................. 2.1
Alphabet, Inc., Class A ............................ 2.0
Home Depot, Inc. (The) ........................... 1.7
Adobe, Inc. .................................... 1.6
Tesla, Inc. ..................................... 1.5
ONEOK, Inc. ................................... 1.5
Alphabet, Inc., Class C, NVS ........................ 1.5
      aaa aa

iShares
®
U.S. Basic Materials ETF

Fund Summary
Fund Summary
as of October 31, 2023
Investment Objective
The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Russell 1000 Basic Materials RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Basic Materials Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... (5.57) % 5.16% 8.67% 6.59% 5.16% 51.57% 89.31%
Fund Market .................
(5.63) 5.12 8.67 6.58 – % 5.12 51.54 89.18
Index ...................... (5.37) 5.58 9.10 7.01 5.58 54.59 96.86
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 944.30  $ 1.95  $ 1,000.00  $ 1,023.13  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Chemicals .................................... 60.1%
Metals & Mining ................................. 28.0
Trading Companies & Distributors ..................... 4.4
Containers & Packaging ........................... 4.2
Machinery .................................... 1.7
Other (each representing less than 1%) ................. 1.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Linde PLC .................................... 21.0%
Air Products and Chemicals, Inc. ..................... 7.7
Freeport-McMoRan, Inc. ........................... 6.0
Newmont Corp. ................................. 5.7
Ecolab, Inc. ................................... 5.4
Nucor Corp. ................................... 4.9
Fastenal Co. ................................... 4.4
Dow, Inc. ..................................... 4.2
LyondellBasell Industries NV, Class A .................. 3.3
International Flavors & Fragrances, Inc. ................. 2.8
      aaa aa

iShares
®
U.S. Consumer Discretionary ETF

2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2023
Investment Objective
The iShares U.S. Consumer Discretionary ETF (the “Fund”)  seeks to track the investment results of an index composed of U.S. equities in the consumer discretionary sector, as represented by the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Consumer Services Total Return Index. Index performance beginning on June 24, 2019 through
September 19, 2021 reflects the performance of the Dow Jones U.S. Consumer Services Capped (TR) Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 0.68% 6.23% 6.58% 9.32% 6.23% 37.55% 143.78%
Fund Market ..................
0.69 6.18 6.59 9.32 – % 6.18 37.56 143.75
Index ....................... 0.85 6.56 7.07 9.77 6.56 40.71 153.98
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,006.80  $ 2.02  $ 1,000.00  $ 1,023.13  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Consumer Discretionary Distribution & Retail ............. 32.8%
Consumer Services .............................. 18.5
Media & Entertainment ............................ 12.8
Consumer Staples Distribution & Retail ................. 11.3
Automobiles & Components ........................ 10.8
Consumer Durables & Apparel ....................... 8.2
Transportation .................................. 3.4
Commercial  & Professional Services .................. 1.3
Other (each representing less than 1%) ................. 0.9
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Amazon.com, Inc. ............................... 14.9%
Tesla, Inc. ..................................... 7.6
Costco Wholesale Corp. ........................... 4.5
Walmart, Inc. ................................... 4.4
Home Depot, Inc. (The) ........................... 4.3
McDonald's Corp. ............................... 4.0
Netflix, Inc. .................................... 3.9
Walt Disney Co. (The) ............................ 3.3
Nike, Inc., Class B ............................... 2.7
Lowe's Companies, Inc. ........................... 2.5
      aaa aa

iShares
®
U.S. Consumer Staples ETF

Fund Summary
Fund Summary
as of October 31, 2023
Investment Objective
The iShares U.S. Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer staples sector, as represented by the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of Dow Jones U.S. Consumer Goods Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (10.04) % (4.51) % 11.84% 9.30% (4.51) % 74.98% 143.44%
Fund Market ................
(10.08) (4.59) 11.84 9.30 – % (4.59) 74.99 143.44
Index ..................... (9.86) (4.12) 12.31 9.76 (4.12) 78.66 153.80
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 899.60  $ 1.91  $ 1,000.00  $ 1,023.13  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Food, Beverage & Tobacco ......................... 57.3%
Household & Personal Products ...................... 25.9
Health Care Equipment & Services .................... 9.1
Consumer Staples Distribution & Retail ................. 5.9
Materials ..................................... 1.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Procter & Gamble Co. (The) ........................ 17.0%
PepsiCo, Inc. .................................. 10.9
Coca-Cola Co. (The) ............................. 10.7
Philip Morris International, Inc. ....................... 6.8
Mondelez International, Inc., Class A ................... 4.5
CVS Health Corp. ............................... 4.4
Altria Group, Inc. ................................ 3.6
McKesson Corp. ................................ 3.2
Colgate-Palmolive Co. ............................ 3.1
Kimberly-Clark Corp. ............................. 2.1
aaa aa

iShares
®
U.S. Energy ETF

2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2023
Investment Objective
The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Russell
1000 Energy RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Oil & Gas Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Energy RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... 1.83% (4.42) % 8.46% 2.50% (4.42) % 50.09% 28.01%
Fund Market .................
1.82 (4.45) 8.47 2.50 – % (4.45) 50.19 27.96
Index ...................... 2.03 (4.04) 8.89 2.91 (4.04) 53.07 33.18
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,018.30  $ 2.03  $ 1,000.00  $ 1,023.13  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Oil, Gas & Consumable Fuels ....................... 88.4%
Energy Equipment & Services ....................... 9.8
Semiconductors & Semiconductor Equipment ............. 1.6
Other (each representing less than 1%) ................. 0.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Exxon Mobil Corp. ............................... 22.1%
Chevron Corp. .................................. 13.8
ConocoPhillips ................................. 7.9
Schlumberger Ltd. ............................... 4.4
EOG Resources, Inc. ............................. 4.1
Marathon Petroleum Corp. ......................... 3.7
Pioneer Natural Resources Co. ...................... 3.3
Phillips 66 ..................................... 3.1
Valero Energy Corp. .............................. 2.7
Occidental Petroleum Corp. ......................... 2.6
      aaa aa

iShares
®
U.S. Financial Services ETF

Fund Summary
Fund Summary
as of October 31, 2023
Investment Objective
The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (2.40) % (4.20) % 5.40% 8.63% (4.20) % 30.10% 128.72%
Fund Market ................
(2.34) (4.23) 5.40 8.62 – % (4.23) 30.10 128.63
Index ..................... (2.19) (3.81) 5.82 9.07 (3.81) 32.70 138.27
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 976.00  $ 1.99  $ 1,000.00  $ 1,023.13  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Financial Services ............................... 69.9%
Banks ....................................... 30.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Berkshire Hathaway, Inc., Class B .................... 16.2%
JPMorgan Chase & Co. ........................... 10.5
Visa, Inc., Class A ............................... 9.8
Mastercard, Inc., Class A ........................... 8.1
Bank of America Corp. ............................ 4.7
Wells Fargo & Co. ............................... 3.8
S&P Global, Inc. ................................ 3.0
Goldman Sachs Group, Inc. (The) .................... 2.6
Morgan Stanley ................................. 2.3
BlackRock, Inc. ................................. 2.2
      aaa aa

iShares
®
U.S. Financials ETF

2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2023
Investment Objective
The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Financials Total Return Index. Index performance beginning on June 24, 2019 through September
19, 2021 reflects the performance of the Dow Jones U.S. Financials Capped (TR) Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000
Financials 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... 0.10% (1.97) % 6.62% 8.55% (1.97) % 37.76% 127.25%
Fund Market .................
0.09 (1.98) 6.62 8.55 – % (1.98) 37.75 127.10
Index ...................... 0.31 (1.58) 7.05 9.00 (1.58) 40.56 136.64
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,001.00  $ 2.01  $ 1,000.00  $ 1,023.13  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Financial Services ............................... 46.6%
Banks ....................................... 28.2
Insurance ..................................... 24.7
Commercial  & Professional Services .................. 0.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Berkshire Hathaway, Inc., Class B .................... 13.5%
JPMorgan Chase & Co. ........................... 9.0
Bank of America Corp. ............................ 4.4
Wells Fargo & Co. ............................... 3.8
S&P Global, Inc. ................................ 2.9
Goldman Sachs Group, Inc. (The) .................... 2.6
Marsh & McLennan Companies, Inc. ................... 2.5
Progressive Corp. (The) ........................... 2.4
BlackRock, Inc. ................................. 2.4
Chubb Ltd. .................................... 2.3
      aaa aa

iShares
®
U.S. Healthcare ETF

Fund Summary
Fund Summary
as of October 31, 2023
Investment Objective
The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the
Russell 1000 Health Care RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Health Care Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Health Care RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (6.95) % (4.66) % 8.13% 10.39% (4.66) % 47.85% 168.72%
Fund Market ................
(6.92) (4.69) 8.14 10.39 – % (4.69) 47.90 168.70
Index ..................... (6.77) (4.30) 8.54 10.83 (4.30) 50.65 179.68
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 930.50  $ 1.94  $ 1,000.00  $ 1,023.13  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Pharmaceuticals ................................ 31.1%
Health Care Providers & Services ..................... 20.4
Health Care Equipment & Supplies .................... 19.1
Biotechnology .................................. 18.1
Life Sciences Tools & Services ....................... 10.6
Other (each representing less than 1%) ................. 0.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
UnitedHealth Group, Inc. ........................... 10.4%
Eli Lilly & Co. .................................. 9.8
Johnson & Johnson .............................. 7.5
Merck & Co., Inc. ................................ 5.5
AbbVie, Inc. ................................... 5.2
Pfizer, Inc. .................................... 3.6
Thermo Fisher Scientific, Inc. ........................ 3.6
Abbott Laboratories .............................. 3.4
Amgen, Inc. ................................... 2.9
Danaher Corp. ................................. 2.6
      aaa aa

iShares
®
U.S. Industrials ETF

2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2023
Investment Objective
The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Industrials Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... (1.91) % 4.45% 8.11% 8.90% 4.45% 47.66% 134.60%
Fund Market .................
(1.94) 4.43 8.10 8.90 – % 4.43 47.64 134.47
Index ...................... (1.71) 4.86 8.54 9.36 4.86 50.64 144.64
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 980.90  $ 1.99  $ 1,000.00  $ 1,023.13  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Capital Goods .................................. 46.9%
Financial Services ............................... 22.5
Transportation .................................. 10.6
Commercial  & Professional Services .................. 6.7
Materials ..................................... 6.0
Software & Services .............................. 4.5
Technology Hardware & Equipment ................... 1.6
Other (each representing less than 1%) ................. 1.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Visa, Inc., Class A ............................... 7.9%
Mastercard, Inc., Class A ........................... 6.5
Accenture PLC, Class A ........................... 3.9
Union Pacific Corp. .............................. 2.6
Honeywell International, Inc. ........................ 2.5
RTX Corp. .................................... 2.5
General Electric Co. .............................. 2.4
Caterpillar, Inc. ................................. 2.4
Boeing Co. (The) ................................ 2.2
Lockheed Martin Corp. ............................ 2.1
      aaa aa

iShares
®
U.S. Technology ETF

Fund Summary
Fund Summary
as of October 31, 2023
Investment Objective
The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Russell 1000 Technology RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Technology Total Return Index. Index performance beginning on June 24, 2019 through September 19,
2021 reflects the performance of the Dow Jones U.S. Technology Capped Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Technology
RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 11.66% 36.47% 19.19% 18.55% 36.47% 140.52% 448.18%
Fund Market ..................
11.65 36.38 19.18 18.54 – % 36.38 140.47 447.67
Index ....................... 11.89 37.01 19.65 19.06 37.01 145.21 472.17
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,116.60  $ 2.13  $ 1,000.00  $ 1,023.13  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Software ..................................... 37.7%
Semiconductors & Semiconductor Equipment ............. 21.2
Technology Hardware, Storage & Peripherals ............. 19.1
Interactive Media & Services ........................ 14.4
IT Services .................................... 4.5
Electronic Equipment, Instruments & Components .......... 1.5
Other (each representing less than 1%) ................. 1.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 18.1%
Microsoft Corp. ................................. 18.0
Alphabet, Inc., Class A ............................ 5.5
Alphabet, Inc., Class C, NVS ........................ 4.7
NVIDIA Corp. .................................. 4.2
Meta Platforms, Inc., Class A ........................ 3.8
Broadcom, Inc. ................................. 3.0
Adobe, Inc. .................................... 2.8
Salesforce, Inc. ................................. 2.3
Advanced Micro Devices, Inc. ....................... 1.9
      aaa aa

iShares
®
U.S. Transportation ETF

2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2023
Investment Objective
The iShares U.S. Transportation ETF (the “Fund”)  seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the S&P Transportation Select Industry FMC Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through July 18, 2021 reflects the performance of the Dow Jones Transportation Average Index
TM
. Index performance beginning on July 19, 2021 reflects the performance of the S&P Transportation Select Industry FMC Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... (1.32) % 4.06% 4.79% 6.94% 4.06% 26.39% 95.66%
Fund Market .................
(1.35) 4.06 4.81 6.94 – % 4.06 26.45 95.64
Index ...................... (1.12) 4.46 5.77 7.56 4.46 32.37 107.20
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 986.80  $ 2.00  $ 1,000.00  $ 1,023.13  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Ground Transportation ............................ 58.9%
Air Freight & Logistics ............................. 27.0
Passenger Airlines ............................... 12.5
Marine Transportation ............................. 1.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Union Pacific Corp. .............................. 18.7%
United Parcel Service, Inc., Class B ................... 15.1
Uber Technologies, Inc. ............................ 12.7
CSX Corp. .................................... 4.8
Norfolk Southern Corp. ............................ 4.8
FedEx Corp. ................................... 4.7
Old Dominion Freight Line, Inc. ...................... 4.4
Delta Air Lines, Inc. .............................. 3.7
Expeditors International of Washington, Inc. .............. 3.2
JB Hunt Transport Services, Inc. ..................... 2.8
aaa aa

iShares
®
U.S. Utilities ETF

Fund Summary
Fund Summary
as of October 31, 2023
Investment Objective
The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Russell
1000 Utilities RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Utilities Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Utilities RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (11.27) % (7.10) % 4.73% 7.50% (7.10) % 25.98% 106.08%
Fund Market ................
(11.31) (7.17) 4.71 7.49 – % (7.17) 25.89 105.94
Index ..................... (11.10) (6.74) 5.15 7.95 (6.74) 28.51 114.92
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 887.30  $ 1.90  $ 1,000.00  $ 1,023.13  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Electric Utilities ................................. 57.5%
Multi-Utilities ................................... 23.8
Commercial Services & Supplies ..................... 10.5
Water Utilities .................................. 3.0
Independent Power and Renewable Electricity Producers ..... 2.6
Gas Utilities ................................... 2.4
Other (each representing less than 1%) ................. 0.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
NextEra Energy, Inc. ............................. 11.4%
Southern Co. (The) .............................. 7.1
Duke Energy Corp. .............................. 6.6
Waste Management, Inc. ........................... 6.4
Sempra ...................................... 4.3
American Electric Power Co., Inc. ..................... 3.7
Exelon Corp. ................................... 3.7
Constellation Energy Corp. ......................... 3.6
Dominion Energy, Inc. ............................. 3.2
Xcel Energy, Inc. ................................ 3.1
      aaa aa

About Fund Performance

2023
iShares Semi-Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
Axon Enterprise, Inc.
(a)
..................... 2,770 $ 566,437
Boeing Co. (The)
(a)
........................ 22,391 4,183,087
BWX Technologies, Inc. .................... 3,690 274,093
Curtiss-Wright Corp. ....................... 1,517 301,595
General Dynamics Corp. .................... 8,937 2,156,587
HEICO Corp. ........................... 1,559 246,961
HEICO Corp. , Class A ...................... 2,998 381,136
Hexcel Corp. ............................ 3,370 208,670
Howmet Aerospace, Inc. .................... 15,461 681,830
Huntington Ingalls Industries, Inc. .............. 1,591 349,734
L3Harris Technologies, Inc. .................. 7,507 1,346,831
Lockheed Martin Corp. ..................... 8,848 4,022,655
Northrop Grumman Corp. ................... 5,614 2,646,608
RTX Corp. ............................. 57,461 4,676,751
Textron, Inc. ............................ 7,742 588,392
TransDigm Group, Inc.
(a)
.................... 2,180 1,805,236
Woodward, Inc. .......................... 2,430 303,021
24,739,624
a
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 4,616 377,727
Expeditors International of Washington, Inc. ....... 5,839 637,911
FedEx Corp. ............................ 9,102 2,185,390
GXO Logistics, Inc.
(a)
...................... 4,646 234,669
United Parcel Service, Inc. , Class B ............ 28,554 4,033,253
7,468,950
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 11,166 973,675
Autoliv, Inc. ............................. 3,104 284,482
BorgWarner, Inc. ......................... 9,205 339,665
Fox Factory Holding Corp.
(a)
.................. 1,634 133,122
Gentex Corp. ........................... 9,096 260,873
Lear Corp. ............................. 2,312 300,005
Mobileye Global, Inc. , Class A
(a) (b)
.............. 3,009 107,331
QuantumScape Corp. , Class A
(a) (b)
............. 14,591 76,165
2,475,318
a
Automobiles  —  1 .7%
Ford Motor Co. .......................... 155,069 1,511,923
General Motors Co. ....................... 54,322 1,531,880
Harley-Davidson, Inc. ...................... 5,208 139,835
Lucid Group, Inc.
(a) (b)
....................... 35,076 144,513
Rivian Automotive, Inc. , Class A
(a) (b)
............. 26,359 427,543
Tesla, Inc.
(a)
............................. 109,008 21,893,167
Thor Industries, Inc. ....................... 2,148 188,873
25,837,734
a
Banks  —  3 .0%
Bank of America Corp. ..................... 273,150 7,194,771
Bank OZK ............................. 4,185 149,865
BOK Financial Corp. ....................... 1,094 71,679
Citigroup, Inc. ........................... 76,032 3,002,504
Citizens Financial Group, Inc. ................ 18,646 436,876
Comerica, Inc. ........................... 5,169 203,659
Commerce Bancshares, Inc. ................. 4,552 199,651
Cullen/Frost Bankers, Inc. ................... 2,513 228,658
East West Bancorp, Inc. .................... 5,591 299,789
Fifth Third Bancorp ....................... 26,827 636,068
First Citizens BancShares, Inc. , Class A .......... 473 653,090
First Financial Bankshares, Inc. ............... 4,968 119,480
First Horizon Corp. ........................ 22,324 239,983
FNB Corp. ............................. 14,000 149,660
Security Shares Value
a
Banks (continued)
Glacier Bancorp, Inc. ...................... 4,438 $ 133,983
Home BancShares, Inc. .................... 7,368 150,676
Huntington Bancshares, Inc. ................. 56,866 548,757
JPMorgan Chase & Co. .................... 114,721 15,953,102
KeyCorp ............................... 36,784 375,932
M&T Bank Corp. ......................... 6,520 735,130
New York Community Bancorp, Inc. ............ 28,395 269,185
Pinnacle Financial Partners, Inc. ............... 3,044 189,824
PNC Financial Services Group, Inc. (The) ........ 15,784 1,806,794
Popular, Inc. ............................ 2,981 193,884
Prosperity Bancshares, Inc. .................. 3,709 202,289
Regions Financial Corp. .................... 36,927 536,549
SouthState Corp. ......................... 2,960 195,656
Synovus Financial Corp. .................... 5,774 150,528
TFS Financial Corp. ....................... 2,063 24,467
Truist Financial Corp. ...................... 52,783 1,496,926
U.S. Bancorp ........................... 61,470 1,959,664
UMB Financial Corp. ...................... 1,696 106,373
United Bankshares, Inc. .................... 5,063 143,992
Valley National Bancorp .................... 16,676 129,739
Webster Financial Corp. .................... 6,949 263,853
Wells Fargo & Co. ........................ 144,435 5,744,180
Western Alliance Bancorp ................... 4,271 175,538
Wintrust Financial Corp. .................... 2,346 175,223
Zions Bancorp NA ........................ 5,809 179,208
45,427,185
a
Beverages  —  1 .5%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 362 120,890
Brown-Forman Corp. , Class B , NVS ............ 7,192 403,903
Celsius Holdings, Inc.
(a) (b)
.................... 1,943 295,511
Coca-Cola Co. (The) ...................... 153,681 8,681,440
Constellation Brands, Inc. , Class A ............. 6,363 1,489,896
Keurig Dr Pepper, Inc. ..................... 39,718 1,204,647
Molson Coors Beverage Co. , Class B ........... 7,411 428,134
Monster Beverage Corp.
(a)
................... 29,372 1,500,909
National Beverage Corp.
(a)
................... 951 44,107
PepsiCo, Inc. ........................... 54,344 8,873,288
23,042,725
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 69,677 9,836,999
Alkermes PLC
(a)
.......................... 6,531 157,985
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,915 746,097
Amgen, Inc. ............................ 21,116 5,399,361
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 3,906 190,066
Arrowhead Pharmaceuticals, Inc.
(a)
............. 4,415 108,565
Biogen, Inc.
(a)
........................... 5,711 1,356,591
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 7,459 607,535
Blueprint Medicines Corp.
(a)
.................. 2,305 135,672
CRISPR Therapeutics AG
(b)
.................. 3,054 118,892
Denali Therapeutics, Inc.
(a)
.................. 4,992 93,999
Exact Sciences Corp.
(a) (b)
.................... 7,175 441,908
Exelixis, Inc.
(a)
........................... 12,374 254,781
Gilead Sciences, Inc. ...................... 49,192 3,863,540
Halozyme Therapeutics, Inc.
(a)
................ 5,266 178,359
Incyte Corp.
(a)
........................... 7,348 396,278
Intellia Therapeutics, Inc.
(a)
.................. 3,360 84,168
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 5,534 244,990
Karuna Therapeutics, Inc.
(a) (b)
................. 1,412 235,253
Moderna, Inc.
(a)
.......................... 13,023 989,227
Natera, Inc.
(a)
........................... 4,253 167,866
Neurocrine Biosciences, Inc.
(a)
................ 3,924 435,329
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,214 3,286,456

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Biotechnology (continued)
Roivant Sciences, Ltd.
(a)
.................... 12,741 $ 110,082
Sarepta Therapeutics, Inc.
(a)
................. 3,676 247,432
Seagen, Inc.
(a)
........................... 5,527 1,176,201
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 2,954 104,572
United Therapeutics Corp.
(a)
.................. 1,874 417,640
Vertex Pharmaceuticals, Inc.
(a)
................ 10,196 3,692,074
35,077,918
a
Broadline Retail  —  3 .2%
Amazon.com, Inc.
(a)
....................... 358,427 47,703,049
eBay, Inc. .............................. 21,010 824,222
Etsy, Inc.
(a)
............................. 4,900 305,270
Kohl's Corp. ............................ 4,363 98,386
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 2,440 188,466
49,119,393
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 4,917 343,010
Advanced Drainage Systems, Inc. ............. 2,734 292,073
Allegion PLC ............................ 3,473 341,604
Armstrong World Industries, Inc. ............... 1,794 136,147
Builders FirstSource, Inc.
(a)
.................. 4,931 535,112
Carlisle Companies, Inc. .................... 1,955 496,746
Carrier Global Corp. ....................... 33,149 1,579,881
Fortune Brands Innovations, Inc. .............. 5,093 284,190
Johnson Controls International PLC ............ 26,860 1,316,677
Lennox International, Inc. ................... 1,254 464,657
Masco Corp. ............................ 8,828 459,851
Owens Corning .......................... 3,542 401,557
Simpson Manufacturing Co., Inc. .............. 1,684 224,275
Trane Technologies PLC .................... 8,975 1,708,032
Trex Co., Inc.
(a)
.......................... 4,405 247,605
UFP Industries, Inc. ....................... 2,412 229,550
Zurn Elkay Water Solutions Corp. .............. 5,703 150,901
9,211,868
a
Capital Markets  —  2 .9%
Affiliated Managers Group, Inc. ............... 1,423 174,687
Ameriprise Financial, Inc. ................... 4,052 1,274,638
Ares Management Corp. , Class A .............. 6,515 642,314
Bank of New York Mellon Corp. (The) ........... 30,747 1,306,747
BlackRock, Inc.
(c)
......................... 5,518 3,378,561
Blackstone, Inc. , NVS ...................... 28,011 2,586,816
Blue Owl Capital, Inc. , Class A ................ 15,972 196,935
Carlyle Group, Inc. (The) .................... 8,486 233,704
Cboe Global Markets, Inc. ................... 4,122 675,555
Charles Schwab Corp. (The) ................. 58,626 3,050,897
CME Group, Inc. , Class A ................... 14,225 3,036,468
Coinbase Global, Inc. , Class A
(a) (b)
.............. 6,775 522,488
FactSet Research Systems, Inc. ............... 1,522 657,337
Federated Hermes, Inc. , Class B .............. 3,314 105,054
Franklin Resources, Inc. .................... 11,224 255,795
Goldman Sachs Group, Inc. (The) ............. 13,019 3,952,699
Houlihan Lokey, Inc. , Class A ................. 1,963 197,321
Interactive Brokers Group, Inc. , Class A .......... 4,223 338,136
Intercontinental Exchange, Inc. ............... 22,639 2,432,334
Invesco Ltd. ............................ 17,803 230,905
Janus Henderson Group PLC ................ 5,188 119,687
Jefferies Financial Group, Inc. ................ 6,978 224,552
KKR & Co., Inc. .......................... 25,556 1,415,802
Lazard Ltd. , Class A ....................... 4,445 123,438
LPL Financial Holdings, Inc. .................. 3,012 676,254
MarketAxess Holdings, Inc. .................. 1,489 318,274
Moody's Corp. ........................... 6,225 1,917,300
Morgan Stanley .......................... 50,385 3,568,266
Security Shares Value
a
Capital Markets (continued)
Morningstar, Inc. ......................... 1,052 $ 266,408
MSCI, Inc. , Class A ....................... 3,123 1,472,651
Nasdaq, Inc. ............................ 13,265 657,944
Northern Trust Corp. ....................... 8,243 543,296
Raymond James Financial, Inc. ............... 7,420 708,165
Robinhood Markets, Inc. , Class A
(a)
............. 21,177 193,558
S&P Global, Inc. ......................... 12,844 4,486,538
SEI Investments Co. ....................... 3,919 210,293
State Street Corp. ........................ 12,580 813,045
Stifel Financial Corp. ...................... 4,210 239,970
T Rowe Price Group, Inc. ................... 8,917 806,988
TPG, Inc. , Class A ........................ 2,530 69,929
Tradeweb Markets, Inc. , Class A ............... 4,623 416,116
Virtu Financial, Inc. , Class A .................. 3,744 69,227
44,567,092
a
Chemicals  —  1 .6%
Air Products and Chemicals, Inc. .............. 8,739 2,468,243
Albemarle Corp. ......................... 4,658 590,541
Ashland, Inc. ............................ 2,091 160,233
Axalta Coating Systems Ltd.
(a)
................ 8,779 230,273
Celanese Corp. .......................... 3,901 446,704
CF Industries Holdings, Inc. .................. 7,594 605,849
Chemours Co. (The) ....................... 5,889 141,984
Corteva, Inc. ............................ 28,128 1,354,082
Dow, Inc. .............................. 27,916 1,349,459
DuPont de Nemours, Inc. ................... 18,078 1,317,525
Eastman Chemical Co. ..................... 4,628 345,851
Ecolab, Inc. ............................ 10,016 1,680,084
Element Solutions, Inc. ..................... 9,035 164,708
FMC Corp. ............................. 4,993 265,628
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 55,557 76,113
Huntsman Corp. ......................... 6,886 160,650
International Flavors & Fragrances, Inc. .......... 10,115 691,360
Linde PLC ............................. 19,262 7,361,166
LyondellBasell Industries NV , Class A ........... 9,958 898,610
Mosaic Co. (The) ......................... 13,069 424,481
NewMarket Corp. ......................... 280 135,002
Olin Corp. .............................. 4,983 212,874
PPG Industries, Inc. ....................... 9,305 1,142,375
RPM International, Inc. ..................... 5,109 466,298
Scotts Miracle-Gro Co. (The) , Class A ........... 1,586 70,482
Sherwin-Williams Co. (The) .................. 9,359 2,229,407
Westlake Corp. .......................... 1,260 145,354
25,135,336
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 3,422 1,735,365
Clean Harbors, Inc.
(a)
...................... 2,003 307,801
Copart, Inc.
(a)
........................... 34,306 1,492,997
MSA Safety, Inc. ......................... 1,457 230,031
RB Global, Inc. .......................... 7,172 469,049
Republic Services, Inc. ..................... 8,127 1,206,778
Rollins, Inc. ............................. 11,085 416,907
Stericycle, Inc.
(a)
......................... 3,660 150,938
Tetra Tech, Inc. .......................... 2,140 322,947
Veralto Corp.
(a)
.......................... 8,616 594,504
Vestis Corp.
(a)
........................... 5,212 79,692
Waste Management, Inc. .................... 14,539 2,389,194
9,396,203
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 9,861 1,975,848
Ciena Corp.
(a)
........................... 5,889 248,516
Cisco Systems, Inc. ....................... 160,891 8,387,248

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment (continued)
F5, Inc.
(a)
.............................. 2,339 $ 354,569
Juniper Networks, Inc. ..................... 12,653 340,619
Lumentum Holdings, Inc.
(a) (b)
................. 2,741 107,475
Motorola Solutions, Inc. .................... 6,615 1,842,013
Ubiquiti, Inc. ............................ 161 19,553
13,275,841
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,548 424,700
API Group Corp.
(a) (b)
....................... 8,099 209,521
EMCOR Group, Inc. ....................... 1,894 391,395
MasTec, Inc.
(a)
........................... 2,344 139,327
MDU Resources Group, Inc. ................. 8,054 149,885
Quanta Services, Inc. ...................... 5,728 957,263
Valmont Industries, Inc. ..................... 824 162,254
WillScot Mobile Mini Holdings Corp. , Class A
(a) (b)
.... 7,605 299,713
2,734,058
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 1,390 213,935
Martin Marietta Materials, Inc. ................ 2,423 990,862
Vulcan Materials Co. ...................... 5,231 1,027,839
2,232,636
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ........................ 10,753 260,115
American Express Co. ..................... 22,972 3,354,601
Capital One Financial Corp. .................. 15,009 1,520,262
Credit Acceptance Corp.
(a) (b)
.................. 236 94,973
Discover Financial Services .................. 9,835 807,257
FirstCash Holdings, Inc. .................... 1,537 167,410
OneMain Holdings, Inc. ..................... 4,840 173,901
SLM Corp. ............................. 8,792 114,296
SoFi Technologies, Inc.
(a) (b)
.................. 37,512 283,216
Synchrony Financial ....................... 16,510 463,105
7,239,136
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 15,910 345,247
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 5,359 365,055
Casey's General Stores, Inc. ................. 1,467 398,892
Costco Wholesale Corp. .................... 17,494 9,664,385
Dollar General Corp. ...................... 8,644 1,028,982
Dollar Tree, Inc.
(a)
......................... 8,273 919,048
Kroger Co. (The) ......................... 25,900 1,175,083
Performance Food Group Co.
(a)
............... 6,063 350,199
Sprouts Farmers Market, Inc.
(a) (b)
.............. 4,029 169,299
Sysco Corp. ............................ 20,043 1,332,659
Target Corp. ............................ 18,213 2,017,818
U.S. Foods Holding Corp.
(a)
.................. 9,041 352,056
Walgreens Boots Alliance, Inc. ................ 28,211 594,688
Walmart, Inc. ............................ 56,340 9,206,519
27,919,930
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 58,513 520,181
AptarGroup, Inc. ......................... 2,550 311,789
Avery Dennison Corp. ...................... 3,196 556,328
Ball Corp. .............................. 12,299 592,197
Berry Global Group, Inc. .................... 4,639 255,145
Crown Holdings, Inc. ...................... 4,739 381,963
Graphic Packaging Holding Co. ............... 12,047 259,131
International Paper Co. ..................... 13,563 457,480
Packaging Corp. of America ................. 3,601 551,133
Sealed Air Corp. ......................... 5,737 176,642
Silgan Holdings, Inc. ....................... 3,236 129,634
Security Shares Value
a
Containers & Packaging (continued)
Sonoco Products Co. ...................... 3,849 $ 199,417
Westrock Co. ........................... 10,093 362,641
4,753,681
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 5,528 712,338
LKQ Corp. ............................. 10,563 463,927
Pool Corp. ............................. 1,547 488,496
1,664,761
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 8,406 47,578
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 2,291 169,671
Duolingo, Inc. , Class A
(a) (b)
................... 1,396 203,886
Grand Canyon Education, Inc.
(a)
............... 1,259 148,978
H&R Block, Inc. .......................... 5,968 244,986
Service Corp. International .................. 5,856 318,684
1,133,783
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,552 458,815
a
Diversified Telecommunication Services  —  0 .7%
AT&T, Inc. .............................. 282,117 4,344,602
Frontier Communications Parent, Inc.
(a) (b)
......... 8,724 156,334
Iridium Communications, Inc. ................. 4,937 182,916
Liberty Global PLC , Class A
(a)
................ 6,839 106,415
Liberty Global PLC , Class C , NVS
(a) (b)
........... 8,622 146,229
Verizon Communications, Inc. ................ 165,958 5,830,104
10,766,600
a
Electric Utilities  —  1 .6%
ALLETE, Inc. ........................... 2,286 122,392
Alliant Energy Corp. ....................... 9,865 481,313
American Electric Power Co., Inc. .............. 20,303 1,533,689
Avangrid, Inc. ........................... 2,741 81,874
Constellation Energy Corp. .................. 12,665 1,430,132
Duke Energy Corp. ....................... 30,497 2,710,878
Edison International ....................... 15,143 954,918
Entergy Corp. ........................... 8,341 797,316
Evergy, Inc. ............................. 8,989 441,720
Eversource Energy ....................... 13,668 735,202
Exelon Corp. ............................ 39,207 1,526,721
FirstEnergy Corp. ........................ 20,374 725,314
Hawaiian Electric Industries, Inc. .............. 4,361 56,606
IDACORP, Inc. .......................... 1,965 186,105
NextEra Energy, Inc. ...................... 79,916 4,659,103
NRG Energy, Inc. ......................... 9,238 391,506
OGE Energy Corp. ........................ 7,866 269,017
PG&E Corp.
(a)
........................... 82,564 1,345,793
Pinnacle West Capital Corp. ................. 4,412 327,282
PNM Resources, Inc. ...................... 3,458 146,135
Portland General Electric Co. ................. 4,196 167,924
PPL Corp. ............................. 29,011 712,800
Southern Co. (The) ....................... 43,116 2,901,707
Xcel Energy, Inc. ......................... 21,651 1,283,255
23,988,702
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ........................ 1,251 202,624
AMETEK, Inc. ........................... 9,063 1,275,799
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 10,151 25,784
Eaton Corp. PLC ......................... 15,730 3,270,424
Emerson Electric Co. ...................... 22,547 2,006,007
EnerSys ............................... 1,611 137,869
Fluence Energy, Inc. , Class A
(a) (b)
.............. 1,591 27,556

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Electrical Equipment (continued)
Generac Holdings, Inc.
(a)
.................... 2,503 $ 210,427
Hubbell, Inc. ............................ 2,145 579,364
NEXTracker, Inc. , Class A
(a)
.................. 1,801 62,603
nVent Electric PLC ........................ 6,638 319,487
Plug Power, Inc.
(a) (b)
....................... 20,983 123,590
Regal Rexnord Corp. ...................... 2,672 316,392
Rockwell Automation, Inc. ................... 4,547 1,194,997
Sensata Technologies Holding PLC ............ 6,015 191,758
Shoals Technologies Group, Inc. , Class A
(a) (b)
...... 6,958 106,875
Sunrun, Inc.
(a) (b)
.......................... 8,445 81,494
Vertiv Holdings Co. , Class A ................. 13,821 542,751
10,675,801
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 23,553 1,897,194
Arrow Electronics, Inc.
(a)
.................... 2,166 245,646
Avnet, Inc. ............................. 3,705 171,653
CDW Corp. ............................. 5,306 1,063,322
Cognex Corp. ........................... 6,814 245,236
Coherent Corp.
(a) (b)
........................ 5,433 160,817
Corning, Inc. ............................ 30,592 818,642
Crane NXT Co. .......................... 1,845 95,940
IPG Photonics Corp. ....................... 1,248 107,203
Jabil, Inc. .............................. 5,114 627,999
Keysight Technologies, Inc.
(a)
................. 7,046 859,964
Littelfuse, Inc. ........................... 966 209,303
TD SYNNEX Corp. ........................ 2,056 188,494
TE Connectivity Ltd. ....................... 12,344 1,454,740
Teledyne Technologies, Inc.
(a)
................. 1,850 692,992
Trimble, Inc.
(a)
........................... 9,738 458,952
Vontier Corp. ............................ 5,958 176,119
Zebra Technologies Corp. , Class A
(a)
............ 2,015 422,002
9,896,218
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 39,681 1,365,820
ChampionX Corp. ........................ 7,761 239,039
Halliburton Co. .......................... 35,547 1,398,419
Noble Corp. PLC , Class A ................... 4,276 199,647
NOV, Inc. .............................. 15,242 304,230
Schlumberger Ltd. ........................ 56,110 3,123,083
TechnipFMC PLC ........................ 17,991 387,166
Transocean, Ltd.
(a) (b)
....................... 26,636 176,330
7,193,734
a
Entertainment  —  1 .2%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 2,187 23,357
Electronic Arts, Inc. ....................... 9,733 1,204,848
Endeavor Group Holdings, Inc. , Class A .......... 7,422 168,925
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 913 52,543
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 8,189 529,747
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 762 23,805
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 1,806 57,557
Live Nation Entertainment, Inc.
(a)
.............. 5,563 445,151
Madison Square Garden Sports Corp. , Class A
(a)
.... 687 115,512
Netflix, Inc.
(a)
............................ 17,494 7,202,105
Playtika Holding Corp.
(a)
.................... 2,375 19,950
ROBLOX Corp. , Class A
(a) (b)
.................. 19,017 604,931
Roku, Inc. , Class A
(a) (b)
..................... 4,864 289,748
Take-Two Interactive Software, Inc.
(a) (b)
.......... 6,218 831,657
TKO Group Holdings, Inc. , Class A ............. 2,068 169,535
Walt Disney Co. (The)
(a)
.................... 72,233 5,893,490
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 87,273 867,494
Security Shares Value
a
Entertainment (continued)
Warner Music Group Corp. , Class A ............ 5,462 $ 170,961
18,671,316
a
Financial Services  —  4 .2%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 8,452 148,840
Apollo Global Management, Inc. ............... 17,375 1,345,520
Berkshire Hathaway, Inc. , Class B
(a)
............ 71,992 24,573,029
Block, Inc. , Class A
(a)
...................... 21,849 879,422
Equitable Holdings, Inc. .................... 13,069 347,243
Essent Group Ltd. ........................ 4,405 208,092
Euronet Worldwide, Inc.
(a) (b)
.................. 1,844 141,693
Fidelity National Information Services, Inc. ........ 23,246 1,141,611
Fiserv, Inc.
(a)
............................ 24,068 2,737,735
FleetCor Technologies, Inc.
(a)
................. 2,933 660,424
Global Payments, Inc. ..................... 10,253 1,089,074
Jack Henry & Associates, Inc. ................ 2,881 406,192
Marqeta, Inc. , Class A
(a)
.................... 19,419 100,396
Mastercard, Inc. , Class A .................... 32,844 12,360,839
MGIC Investment Corp. .................... 11,150 187,766
NCR Atleos Corp.
(a)
....................... 2,796 61,680
PayPal Holdings, Inc.
(a)
..................... 43,351 2,245,582
Radian Group, Inc. ........................ 6,472 164,001
Rocket Companies, Inc. , Class A
(a)
............. 5,364 39,640
Shift4 Payments, Inc. , Class A
(a)
............... 2,375 105,735
Toast, Inc. , Class A
(a) (b)
..................... 14,274 228,241
UWM Holdings Corp. , Class A ................ 5,004 24,269
Visa, Inc. , Class A ........................ 63,430 14,912,393
Voya Financial, Inc. ....................... 4,283 285,976
Western Union Co. (The) ................... 12,126 136,903
WEX, Inc.
(a)
............................. 1,731 288,177
64,820,473
a
Food Products  —  0 .9%
Archer-Daniels-Midland Co. .................. 21,166 1,514,851
Bunge Ltd. ............................. 5,906 625,918
Campbell Soup Co. ....................... 7,957 321,542
Conagra Brands, Inc. ...................... 18,838 515,408
Darling Ingredients, Inc.
(a) (b)
.................. 6,238 276,281
Flowers Foods, Inc. ....................... 7,442 163,203
General Mills, Inc. ........................ 23,204 1,513,829
Hershey Co. (The) ........................ 5,916 1,108,363
Hormel Foods Corp. ....................... 11,325 368,629
Ingredion, Inc. ........................... 2,644 247,425
J M Smucker Co. (The) ..................... 4,032 459,003
Kellanova .............................. 10,565 533,215
Kraft Heinz Co. (The) ...................... 31,574 993,318
Lamb Weston Holdings, Inc. ................. 5,706 512,399
Lancaster Colony Corp. .................... 798 134,998
McCormick & Co., Inc. , NVS ................. 9,986 638,105
Mondelez International, Inc. , Class A ............ 53,630 3,550,842
Pilgrim's Pride Corp.
(a)
..................... 1,344 34,272
Post Holdings, Inc.
(a) (b)
...................... 1,950 156,546
Seaboard Corp. .......................... 10 35,069
Tyson Foods, Inc. , Class A .................. 11,219 520,001
WK Kellogg Co
(a)
......................... 2,561 25,661
14,248,878
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,862 631,103
National Fuel Gas Co. ..................... 3,748 190,960
New Jersey Resources Corp. ................. 3,896 158,100
ONE Gas, Inc. ........................... 2,264 136,746
Southwest Gas Holdings, Inc. ................ 2,370 138,906
Spire, Inc. .............................. 2,025 112,651

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Gas Utilities (continued)
UGI Corp. .............................. 8,367 $ 174,033
1,542,499
a
Ground Transportation  —  1 .1%
Avis Budget Group, Inc.
(a)
................... 780 126,984
CSX Corp. ............................. 79,212 2,364,478
Hertz Global Holdings, Inc.
(a) (b)
................ 4,979 41,973
JB Hunt Transport Services, Inc. .............. 3,246 557,890
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,425 314,118
Landstar System, Inc. ...................... 1,386 228,385
Lyft, Inc. , Class A
(a)
........................ 14,139 129,655
Norfolk Southern Corp. ..................... 8,985 1,714,248
Old Dominion Freight Line, Inc. ............... 3,534 1,331,116
Saia, Inc.
(a)
............................. 1,066 382,150
Uber Technologies, Inc.
(a)
................... 80,671 3,491,441
U-Haul Holding Co.
(a)
...................... 394 19,353
U-Haul Holding Co. , Series N , NVS ............. 3,902 184,214
Union Pacific Corp. ....................... 24,059 4,994,889
XPO, Inc.
(a) (b)
............................ 4,502 341,297
16,222,191
a
Health Care Equipment & Supplies  —  2 .4%
Abbott Laboratories ....................... 68,428 6,469,868
Align Technology, Inc.
(a)
..................... 2,795 515,929
Baxter International, Inc. .................... 19,975 647,789
Becton Dickinson & Co. .................... 11,455 2,895,595
Boston Scientific Corp.
(a)
.................... 57,817 2,959,652
Cooper Companies, Inc. (The) ................ 1,955 609,471
Dentsply Sirona, Inc. ...................... 8,185 248,906
Dexcom, Inc.
(a)
.......................... 15,294 1,358,566
Edwards Lifesciences Corp.
(a)
................ 23,921 1,524,246
Enovis Corp.
(a) (b)
.......................... 1,901 87,256
Envista Holdings Corp.
(a)
.................... 6,627 154,210
GE HealthCare Technologies, Inc. ............. 15,428 1,027,042
Globus Medical, Inc. , Class A
(a)
............... 4,589 209,763
Haemonetics Corp.
(a)
...................... 1,969 167,818
Hologic, Inc.
(a)
........................... 9,795 648,135
ICU Medical, Inc.
(a) (b)
....................... 834 81,782
IDEXX Laboratories, Inc.
(a)
................... 3,278 1,309,463
Inspire Medical Systems, Inc.
(a)
............... 1,158 170,411
Insulet Corp.
(a)
........................... 2,731 362,049
Integra LifeSciences Holdings Corp.
(a)
........... 2,794 100,472
Intuitive Surgical, Inc.
(a)
..................... 13,878 3,639,089
Masimo Corp.
(a)
.......................... 1,731 140,436
Medtronic PLC .......................... 52,495 3,704,047
Novocure Ltd.
(a)
.......................... 3,587 47,707
Penumbra, Inc.
(a)
......................... 1,494 285,578
QuidelOrtho Corp.
(a)
....................... 1,902 116,174
ResMed, Inc. ........................... 5,771 814,981
Shockwave Medical, Inc.
(a)
................... 1,430 294,952
STERIS PLC ............................ 3,914 821,862
Stryker Corp. ........................... 13,352 3,607,978
Teleflex, Inc.
(b)
........................... 1,907 352,318
Zimmer Biomet Holdings, Inc. ................ 8,213 857,519
36,231,064
a
Health Care Providers & Services  —  3 .0%
Acadia Healthcare Co., Inc.
(a)
................. 3,738 274,780
agilon health, Inc.
(a) (b)
...................... 11,502 207,036
Amedisys, Inc.
(a)
......................... 1,278 116,924
Cardinal Health, Inc. ....................... 10,061 915,551
Cencora, Inc. ........................... 6,582 1,218,657
Centene Corp.
(a)
......................... 21,378 1,474,654
Chemed Corp. ........................... 602 338,715
Cigna Group (The) ........................ 11,671 3,608,673
Security Shares Value
a
Health Care Providers & Services (continued)
CVS Health Corp. ........................ 50,703 $ 3,499,014
DaVita, Inc.
(a)
............................ 2,182 168,516
Elevance Health, Inc. ...................... 9,302 4,186,737
Encompass Health Corp. ................... 3,984 249,239
Guardant Health, Inc.
(a)
..................... 4,533 117,314
HCA Healthcare, Inc. ...................... 7,949 1,797,587
HealthEquity, Inc.
(a)
........................ 3,467 248,515
Henry Schein, Inc.
(a)
....................... 5,148 334,517
Humana, Inc. ........................... 4,892 2,561,892
Laboratory Corp. of America Holdings ........... 3,473 693,662
McKesson Corp. ......................... 5,325 2,424,792
Molina Healthcare, Inc.
(a)
.................... 2,313 770,113
Option Care Health, Inc.
(a)
................... 7,101 196,911
Premier, Inc. , Class A ...................... 4,735 91,007
Quest Diagnostics, Inc. ..................... 4,379 569,708
R1 RCM, Inc.
(a)
.......................... 7,774 91,656
Tenet Healthcare Corp.
(a) (b)
................... 4,024 216,089
UnitedHealth Group, Inc. .................... 36,567 19,583,823
Universal Health Services, Inc. , Class B ......... 2,499 314,599
46,270,681
a
Health Care REITs  —  0 .2%
Healthcare Realty Trust, Inc. , Class A ........... 14,709 211,074
Healthpeak Properties, Inc. .................. 21,581 335,584
Medical Properties Trust, Inc. ................. 23,038 110,122
Omega Healthcare Investors, Inc. .............. 9,690 320,739
Physicians Realty Trust ..................... 9,001 97,751
Sabra Health Care REIT, Inc. ................. 9,425 128,557
Ventas, Inc. ............................ 15,882 674,350
Welltower, Inc. ........................... 20,480 1,712,333
3,590,510
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a) (b)
................... 4,791 97,880
Teladoc Health, Inc.
(a) (b)
..................... 6,174 102,118
Veeva Systems, Inc. , Class A
(a)
............... 5,749 1,107,890
1,307,888
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 28,237 437,109
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 16,833 1,991,176
Aramark ............................... 10,424 280,718
Booking Holdings, Inc.
(a)
.................... 1,409 3,930,490
Boyd Gaming Corp. ....................... 2,804 154,921
Caesars Entertainment, Inc.
(a)
................ 8,554 341,219
Carnival Corp.
(a)
.......................... 39,453 452,131
Chipotle Mexican Grill, Inc.
(a)
................. 1,091 2,118,940
Choice Hotels International, Inc. ............... 995 109,948
Churchill Downs, Inc. ...................... 2,754 302,499
Darden Restaurants, Inc. ................... 4,796 697,962
Domino's Pizza, Inc. ....................... 1,381 468,145
DoorDash, Inc. , Class A
(a)
................... 11,844 887,708
DraftKings, Inc. , Class A
(a)
................... 18,226 503,402
Dutch Bros, Inc. , Class A
(a)
.................. 2,055 50,019
Expedia Group, Inc.
(a)
...................... 5,442 518,568
Hilton Worldwide Holdings, Inc. ............... 10,325 1,564,547
Hyatt Hotels Corp. , Class A .................. 1,899 194,534
Las Vegas Sands Corp. .................... 12,856 610,146
Light & Wonder, Inc.
(a)
...................... 3,509 256,543
Marriott International, Inc. , Class A ............. 9,890 1,864,858
Marriott Vacations Worldwide Corp. ............. 1,339 120,323
McDonald's Corp. ........................ 28,730 7,532,144
MGM Resorts International .................. 11,082 386,983

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 17,020 $ 231,472
Penn Entertainment, Inc.
(a) (b)
................. 5,903 116,466
Planet Fitness, Inc. , Class A
(a)
................ 3,228 178,412
Royal Caribbean Cruises Ltd.
(a)
............... 9,305 788,413
Starbucks Corp. .......................... 45,216 4,170,724
Texas Roadhouse, Inc. ..................... 2,581 262,075
Vail Resorts, Inc. ......................... 1,522 323,044
Wendy's Co. (The) ........................ 6,506 123,744
Wyndham Hotels & Resorts, Inc. .............. 3,404 246,450
Wynn Resorts Ltd. ........................ 3,823 335,583
Yum! Brands, Inc. ........................ 11,112 1,342,996
33,457,303
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 12,020 1,254,888
Garmin Ltd. ............................. 6,080 623,382
Helen of Troy Ltd.
(a)
....................... 951 93,502
Leggett & Platt, Inc. ....................... 5,331 124,905
Lennar Corp. , Class A ...................... 9,944 1,060,826
Lennar Corp. , Class B ..................... 485 47,826
Mohawk Industries, Inc.
(a)
................... 2,146 172,496
Newell Brands, Inc. ....................... 14,616 98,220
NVR, Inc.
(a)
............................. 129 698,228
PulteGroup, Inc. ......................... 8,664 637,584
SharkNinja, Inc.
(a)
......................... 1,974 82,434
Tempur Sealy International, Inc. ............... 6,834 272,882
Toll Brothers, Inc. ......................... 4,317 305,255
TopBuild Corp.
(a)
......................... 1,278 292,355
Whirlpool Corp. .......................... 2,134 223,131
5,987,914
a
Household Products  —  1 .3%
Church & Dwight Co., Inc. ................... 9,754 887,029
Clorox Co. (The) ......................... 4,858 571,786
Colgate-Palmolive Co. ..................... 32,639 2,451,842
Kimberly-Clark Corp. ...................... 13,403 1,603,535
Procter & Gamble Co. (The) ................. 93,057 13,961,342
Reynolds Consumer Products, Inc. ............. 2,340 59,506
19,535,040
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 26,322 392,198
Clearway Energy, Inc. , Class A ................ 1,344 27,377
Clearway Energy, Inc. , Class C ............... 3,167 68,756
Vistra Corp. ............................ 13,835 452,681
941,012
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 21,730 1,976,343
General Electric Co. ....................... 42,965 4,667,288
Honeywell International, Inc. ................. 26,204 4,802,145
11,445,776
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 9,975 261,545
EastGroup Properties, Inc. .................. 1,821 297,278
First Industrial Realty Trust, Inc. ............... 5,263 222,625
LXP Industrial Trust ....................... 10,981 86,860
Prologis, Inc. ............................ 36,486 3,675,964
Rexford Industrial Realty, Inc. ................ 8,256 356,989
STAG Industrial, Inc. ...................... 7,216 239,716
5,140,977
a
Insurance  —  2 .4%
Aflac, Inc. .............................. 21,343 1,667,102
Allstate Corp. (The) ....................... 10,387 1,330,886
Security Shares Value
a
Insurance (continued)
American Financial Group, Inc. ............... 2,565 $ 280,508
American International Group, Inc. ............. 27,849 1,707,422
Aon PLC , Class A ........................ 8,010 2,478,294
Arch Capital Group Ltd.
(a)
................... 14,693 1,273,589
Arthur J Gallagher & Co. .................... 8,524 2,007,317
Assurant, Inc. ........................... 2,078 309,414
Axis Capital Holdings Ltd. ................... 3,162 180,550
Brighthouse Financial, Inc.
(a)
................. 2,742 124,213
Brown & Brown, Inc. ....................... 9,312 646,439
Chubb Ltd. ............................. 16,217 3,480,493
Cincinnati Financial Corp. ................... 6,227 620,645
CNA Financial Corp. ....................... 1,055 42,622
Enstar Group Ltd.
(a)
....................... 504 119,433
Erie Indemnity Co. , Class A , NVS .............. 988 272,876
Everest Group Ltd. ........................ 1,729 684,027
F&G Annuities & Life, Inc. ................... 733 22,496
Fidelity National Financial, Inc. ................ 10,242 400,360
First American Financial Corp. ................ 3,941 202,725
Globe Life, Inc. .......................... 3,424 398,417
Hanover Insurance Group, Inc. (The) ........... 1,417 166,087
Hartford Financial Services Group, Inc. (The) ...... 12,074 886,835
Kemper Corp. ........................... 2,253 89,850
Kinsale Capital Group, Inc. .................. 869 290,168
Lincoln National Corp. ..................... 6,391 139,132
Loews Corp. ............................ 7,301 467,337
Markel Group, Inc.
(a)
....................... 521 766,141
Marsh & McLennan Companies, Inc. ............ 19,469 3,692,296
MetLife, Inc. ............................ 24,940 1,496,649
Old Republic International Corp. ............... 10,242 280,426
Primerica, Inc. ........................... 1,456 278,329
Principal Financial Group, Inc. ................ 8,761 592,945
Progressive Corp. (The) .................... 23,127 3,656,147
Prudential Financial, Inc. .................... 14,291 1,306,769
Reinsurance Group of America, Inc. ............ 2,658 397,291
RenaissanceRe Holdings Ltd. ................ 2,053 450,818
RLI Corp. .............................. 1,610 214,516
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 3,952 170,726
Selective Insurance Group, Inc. ............... 2,345 244,138
Travelers Companies, Inc. (The) ............... 9,019 1,510,141
Unum Group ............................ 7,361 359,953
W R Berkley Corp. ........................ 7,967 537,135
White Mountains Insurance Group Ltd. .......... 102 145,937
Willis Towers Watson PLC ................... 4,118 971,395
37,360,989
a
Interactive Media & Services  —  5 .4%
Alphabet, Inc. , Class A
(a)
.................... 234,211 29,060,901
Alphabet, Inc. , Class C , NVS
(a)
................ 199,230 24,963,519
Bumble, Inc. , Class A
(a)
..................... 4,018 54,002
IAC, Inc.
(a)
.............................. 2,707 115,183
Match Group, Inc.
(a)
....................... 11,122 384,821
Meta Platforms, Inc. , Class A
(a)
................ 87,738 26,432,827
Pinterest, Inc. , Class A
(a)
.................... 22,776 680,547
Snap, Inc. , Class A , NVS
(a) (b)
................. 40,409 404,494
Ziff Davis, Inc.
(a) (b)
......................... 1,869 113,000
ZoomInfo Technologies, Inc.
(a)
................ 12,046 156,116
82,365,410
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 24,917 7,402,591
Akamai Technologies, Inc.
(a)
.................. 6,005 620,497
Amdocs Ltd. ............................ 4,766 382,043
Cloudflare, Inc. , Class A
(a) (b)
.................. 11,611 658,228
Cognizant Technology Solutions Corp. , Class A ..... 19,855 1,280,052
DXC Technology Co.
(a)
..................... 8,027 161,905

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services (continued)
EPAM Systems, Inc.
(a)
...................... 2,288 $ 497,800
Gartner, Inc.
(a)
........................... 3,098 1,028,660
GoDaddy, Inc. , Class A
(a) (b)
................... 5,796 424,441
International Business Machines Corp. .......... 35,963 5,201,688
MongoDB, Inc. , Class A
(a)
................... 2,767 953,480
Okta, Inc. , Class A
(a)
....................... 6,200 417,942
Snowflake, Inc. , Class A
(a)
................... 12,866 1,867,243
Squarespace, Inc. , Class A
(a)
................. 1,706 48,467
Twilio, Inc. , Class A
(a) (b)
..................... 7,220 370,097
VeriSign, Inc.
(a)
.......................... 3,576 713,984
22,029,118
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 2,843 197,503
Hasbro, Inc. ............................ 5,160 232,974
Mattel, Inc.
(a)
............................ 13,725 261,873
Peloton Interactive, Inc. , Class A
(a) (b)
............ 12,720 60,547
Polaris, Inc. ............................. 2,148 185,630
Topgolf Callaway Brands Corp.
(a)
.............. 5,423 66,269
YETI Holdings, Inc.
(a)
...................... 3,390 144,143
1,148,939
a
Life Sciences Tools & Services  —  1 .3%
10X Genomics, Inc. , Class A
(a)
................ 3,911 137,980
Agilent Technologies, Inc. ................... 11,639 1,203,123
Avantor, Inc.
(a)
........................... 26,383 459,856
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 806 221,876
Bio-Techne Corp. ......................... 6,128 334,773
Bruker Corp. ............................ 3,932 224,124
Charles River Laboratories International, Inc.
(a)
..... 2,011 338,572
Danaher Corp. .......................... 25,941 4,981,191
Illumina, Inc.
(a)
........................... 6,266 685,626
IQVIA Holdings, Inc.
(a)
...................... 7,230 1,307,401
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 4,226 28,990
Medpace Holdings, Inc.
(a)
................... 917 222,528
Mettler-Toledo International, Inc.
(a)
............. 872 859,094
Repligen Corp.
(a) (b)
........................ 2,046 275,310
Revvity, Inc. ............................ 4,835 400,580
Sotera Health Co.
(a) (b)
...................... 3,834 48,538
Thermo Fisher Scientific, Inc. ................. 15,247 6,781,408
Waters Corp.
(a)
.......................... 2,325 554,582
West Pharmaceutical Services, Inc. ............ 2,909 925,906
19,991,458
a
Machinery  —  1 .8%
AGCO Corp. ............................ 2,496 286,191
Allison Transmission Holdings, Inc. ............. 3,555 179,243
Caterpillar, Inc. .......................... 20,127 4,549,708
Chart Industries, Inc.
(a)
..................... 1,644 191,082
CNH Industrial N.V. ....................... 38,458 422,269
Crane Co. .............................. 1,845 179,574
Cummins, Inc. ........................... 5,607 1,212,794
Deere & Co. ............................ 10,765 3,933,101
Donaldson Co., Inc. ....................... 4,739 273,251
Dover Corp. ............................ 5,473 711,216
Flowserve Corp. ......................... 5,248 192,707
Fortive Corp. ............................ 13,885 906,413
Gates Industrial Corp. PLC
(a)
................. 4,934 53,879
Graco, Inc. ............................. 6,669 495,840
IDEX Corp. ............................. 2,986 571,550
Illinois Tool Works, Inc. ..................... 10,853 2,432,374
Ingersoll Rand, Inc. ....................... 15,966 968,817
ITT, Inc. ............................... 3,197 298,440
Lincoln Electric Holdings, Inc. ................ 2,293 400,816
Middleby Corp. (The)
(a)
..................... 2,103 237,366
Security Shares Value
a
Machinery (continued)
Nordson Corp. ........................... 2,131 $ 453,029
Oshkosh Corp. .......................... 2,655 232,923
Otis Worldwide Corp. ...................... 16,349 1,262,306
PACCAR, Inc. ........................... 20,600 1,700,118
Parker-Hannifin Corp. ...................... 5,047 1,861,889
Pentair PLC ............................ 6,429 373,654
RBC Bearings, Inc.
(a)
...................... 1,164 255,894
Snap-on, Inc. ........................... 2,105 542,964
Stanley Black & Decker, Inc. ................. 6,059 515,318
Timken Co. (The) ......................... 2,606 180,127
Toro Co. (The) ........................... 4,152 335,648
Westinghouse Air Brake Technologies Corp. ....... 7,011 743,306
Xylem, Inc. ............................. 9,591 897,142
27,850,949
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,368 176,890
a
Media  —  0 .8%
Cable One, Inc. .......................... 189 103,925
Charter Communications, Inc. , Class A
(a)
......... 4,020 1,619,256
Comcast Corp. , Class A .................... 162,471 6,708,428
DISH Network Corp. , Class A
(a) (b)
.............. 9,773 47,888
Fox Corp. , Class A , NVS .................... 10,016 304,386
Fox Corp. , Class B ........................ 4,989 139,243
Interpublic Group of Companies, Inc. (The) ....... 15,230 432,532
Liberty Broadband Corp. , Class A
(a)
............. 670 55,824
Liberty Broadband Corp. , Class C , NVS
(a)
........ 4,490 374,062
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 2,915 71,389
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
5,826 143,028
New York Times Co. (The) , Class A ............. 6,478 261,128
News Corp. , Class A , NVS .................. 15,302 316,445
News Corp. , Class B ...................... 4,615 98,946
Nexstar Media Group, Inc. ................... 1,316 184,345
Omnicom Group, Inc. ...................... 7,800 584,298
Paramount Global , Class A
(b)
................. 354 4,921
Paramount Global , Class B , NVS .............. 18,514 201,432
Sirius XM Holdings, Inc.
(b)
................... 27,432 117,409
TEGNA, Inc. ............................ 7,957 115,456
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 17,578 1,247,335
13,131,676
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 6,920 177,429
Cleveland-Cliffs, Inc.
(a)
..................... 20,246 339,728
Commercial Metals Co. ..................... 4,569 193,223
Freeport-McMoRan, Inc. .................... 56,716 1,915,867
MP Materials Corp. , Class A
(a) (b)
............... 5,681 93,168
Newmont Corp. .......................... 31,255 1,171,125
Nucor Corp. ............................ 9,819 1,451,150
Reliance Steel & Aluminum Co. ............... 2,320 590,162
Royal Gold, Inc. .......................... 2,580 269,171
Steel Dynamics, Inc. ....................... 6,148 654,823
United States Steel Corp. ................... 8,716 295,385
7,151,231
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 23,983 176,995
Annaly Capital Management, Inc. .............. 19,485 304,161
Blackstone Mortgage Trust, Inc. , Class A ......... 7,173 143,101
Rithm Capital Corp. ....................... 18,331 171,028
Starwood Property Trust, Inc. ................. 12,164 215,911
1,011,196
a

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Multi-Utilities  —  0 .7%
Ameren Corp. ........................... 10,364 $ 784,658
Avista Corp. ............................ 2,714 86,007
Black Hills Corp. ......................... 2,603 125,855
CenterPoint Energy, Inc. .................... 24,764 665,656
CMS Energy Corp. ........................ 11,452 622,302
Consolidated Edison, Inc. ................... 13,682 1,201,143
Dominion Energy, Inc. ...................... 33,214 1,339,189
DTE Energy Co. ......................... 8,132 783,762
NiSource, Inc. ........................... 16,302 410,158
Northwestern Energy Group, Inc. .............. 2,316 111,191
Public Service Enterprise Group, Inc. ........... 19,623 1,209,758
Sempra ............................... 24,880 1,742,346
WEC Energy Group, Inc. .................... 12,395 1,008,829
10,090,854
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 6,215 578,803
Boston Properties, Inc. ..................... 5,756 308,349
COPT Defense Properties ................... 4,262 97,173
Cousins Properties, Inc. .................... 5,863 104,772
Douglas Emmett, Inc. ...................... 6,627 74,289
JBG SMITH Properties ..................... 3,482 44,813
Kilroy Realty Corp. ........................ 4,181 119,493
Vornado Realty Trust ...................... 6,266 120,307
1,447,999
a
Oil, Gas & Consumable Fuels  —  4 .1%
Antero Resources Corp.
(a)
................... 11,023 324,517
APA Corp. ............................. 12,178 483,710
Cheniere Energy, Inc. ...................... 9,484 1,578,327
Chesapeake Energy Corp. .................. 4,441 382,281
Chevron Corp. ........................... 70,041 10,207,075
Chord Energy Corp. ....................... 1,640 271,125
Civitas Resources, Inc. ..................... 3,369 254,124
ConocoPhillips .......................... 47,272 5,615,914
Coterra Energy, Inc. ....................... 29,887 821,892
Devon Energy Corp. ....................... 25,319 1,179,106
Diamondback Energy, Inc. ................... 7,060 1,131,859
DT Midstream, Inc. ........................ 3,799 205,032
EOG Resources, Inc. ...................... 22,985 2,901,856
EQT Corp. ............................. 14,436 611,798
Equitrans Midstream Corp. .................. 17,864 158,454
Exxon Mobil Corp. ........................ 158,031 16,727,581
Hess Corp. ............................. 10,907 1,574,971
HF Sinclair Corp. ......................... 5,742 317,992
Kinder Morgan, Inc. , Class P ................. 76,534 1,239,851
Marathon Oil Corp. ........................ 23,913 653,064
Marathon Petroleum Corp. .................. 15,793 2,388,691
Matador Resources Co. .................... 4,388 270,696
Murphy Oil Corp. ......................... 5,857 262,803
New Fortress Energy, Inc. , Class A ............. 2,590 78,477
Occidental Petroleum Corp. .................. 26,205 1,619,731
ONEOK, Inc. ............................ 22,990 1,498,948
Ovintiv, Inc. ............................. 10,018 480,864
Permian Resources Corp. , Class A ............. 14,504 211,323
Phillips 66 .............................. 17,581 2,005,465
Pioneer Natural Resources Co. ............... 9,213 2,201,907
Range Resources Corp. .................... 9,699 347,612
Southwestern Energy Co.
(a)
.................. 43,615 310,975
Targa Resources Corp. ..................... 8,751 731,671
Texas Pacific Land Corp. .................... 248 457,796
Valero Energy Corp. ....................... 13,959 1,772,793
Williams Companies, Inc. (The) ............... 47,849 1,646,006
62,926,287
a
Security Shares Value
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,534 $ 129,944
a
Passenger Airlines  —  0 .1%
Alaska Air Group, Inc.
(a)
..................... 4,964 157,011
American Airlines Group, Inc.
(a)
................ 26,137 291,427
Delta Air Lines, Inc. ....................... 25,633 801,031
Joby Aviation, Inc.
(a) (b)
...................... 14,291 75,314
Southwest Airlines Co. ..................... 23,316 518,315
United Airlines Holdings, Inc.
(a) (b)
............... 12,897 451,524
2,294,622
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 13,814 129,437
elf Beauty, Inc.
(a)
......................... 2,150 199,155
Estee Lauder Companies, Inc. (The) , Class A ...... 9,204 1,186,119
Kenvue, Inc. ............................ 68,421 1,272,631
2,787,342
a
Pharmaceuticals  —  3 .7%
Bristol-Myers Squibb Co. .................... 82,470 4,249,679
Catalent, Inc.
(a)
.......................... 7,171 246,611
Elanco Animal Health, Inc.
(a)
.................. 18,749 165,179
Eli Lilly & Co. ........................... 31,479 17,437,162
Jazz Pharmaceuticals PLC
(a)
................. 2,456 311,961
Johnson & Johnson ....................... 95,059 14,101,052
Merck & Co., Inc. ......................... 100,171 10,287,562
Organon & Co. .......................... 9,961 147,323
Perrigo Co. PLC ......................... 5,370 148,427
Pfizer, Inc. ............................. 223,049 6,816,377
Royalty Pharma PLC , Class A ................ 15,501 416,512
Viatris, Inc. ............................. 47,577 423,435
Zoetis, Inc. , Class A ....................... 18,176 2,853,632
57,604,912
a
Professional Services  —  0 .9%
Alight, Inc. , Class A
(a) (b)
..................... 15,014 99,693
ASGN, Inc.
(a)
............................ 1,842 153,733
Automatic Data Processing, Inc. ............... 16,263 3,548,912
Booz Allen Hamilton Holding Corp. , Class A ....... 5,231 627,354
Broadridge Financial Solutions, Inc. ............ 4,613 787,162
CACI International, Inc. , Class A
(a)
............. 913 296,506
Ceridian HCM Holding, Inc.
(a) (b)
................ 6,232 398,910
Clarivate PLC
(a) (b)
......................... 16,868 107,618
Concentrix Corp. ......................... 1,687 128,566
Dun & Bradstreet Holdings, Inc. ............... 8,490 74,372
Equifax, Inc. ............................ 4,868 825,467
FTI Consulting, Inc.
(a)
...................... 1,350 286,551
Genpact Ltd. ............................ 6,691 224,416
Insperity, Inc. ............................ 1,403 148,494
Jacobs Solutions, Inc. ...................... 4,940 658,502
KBR, Inc. .............................. 5,417 314,999
Leidos Holdings, Inc. ...................... 5,492 544,367
ManpowerGroup, Inc. ...................... 1,940 135,742
Maximus, Inc. ........................... 2,483 185,530
Paychex, Inc. ........................... 12,658 1,405,671
Paycom Software, Inc. ..................... 1,964 481,121
Paylocity Holding Corp.
(a)
................... 1,700 304,980
Robert Half, Inc. ......................... 4,302 321,661
Science Applications International Corp. ......... 2,143 234,101
SS&C Technologies Holdings, Inc. ............. 8,553 429,788
TransUnion ............................. 7,740 339,631
TriNet Group, Inc.
(a) (b)
...................... 1,259 129,362
Verisk Analytics, Inc. ....................... 5,713 1,298,908
14,492,117
a

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 12,263 $ 850,316
CoStar Group, Inc.
(a)
....................... 16,132 1,184,250
Howard Hughes Holdings, Inc.
(a) (b)
.............. 1,403 93,061
Jones Lang LaSalle, Inc.
(a)
................... 1,877 240,106
Opendoor Technologies, Inc.
(a) (b)
............... 19,692 37,415
Zillow Group, Inc. , Class A
(a)
................. 1,946 69,141
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 6,226 225,693
2,699,982
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 12,398 405,910
Apartment Income REIT Corp. ................ 5,872 171,521
AvalonBay Communities, Inc. ................ 5,601 928,310
Camden Property Trust ..................... 4,187 355,393
Equity LifeStyle Properties, Inc. ............... 7,355 483,959
Equity Residential ........................ 13,707 758,408
Essex Property Trust, Inc. ................... 2,567 549,133
Invitation Homes, Inc. ...................... 22,695 673,815
Mid-America Apartment Communities, Inc. ........ 4,641 548,334
Sun Communities, Inc. ..................... 4,848 539,291
UDR, Inc. .............................. 11,868 377,521
5,791,595
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 3,716 207,873
Brixmor Property Group, Inc. ................. 11,765 244,594
Federal Realty Investment Trust ............... 2,912 265,545
Kimco Realty Corp. ....................... 24,373 437,252
NNN REIT, Inc. .......................... 7,097 257,834
Realty Income Corp. ....................... 27,983 1,325,835
Regency Centers Corp. .................... 6,496 391,449
Simon Property Group, Inc. .................. 12,860 1,413,185
Spirit Realty Capital, Inc. .................... 5,587 201,076
4,744,643
a
Semiconductors & Semiconductor Equipment  —  6 .7%
Advanced Micro Devices, Inc.
(a)
............... 63,833 6,287,551
Allegro MicroSystems, Inc.
(a)
................. 2,666 69,209
Amkor Technology, Inc. ..................... 3,881 80,958
Analog Devices, Inc. ....................... 19,798 3,114,819
Applied Materials, Inc. ..................... 33,150 4,387,402
Axcelis Technologies, Inc.
(a)
.................. 1,296 165,240
Broadcom, Inc. .......................... 16,291 13,706,759
Cirrus Logic, Inc.
(a)
........................ 2,251 150,659
Enphase Energy, Inc.
(a)
..................... 5,431 432,199
Entegris, Inc. ............................ 5,945 523,398
First Solar, Inc.
(a)
......................... 4,218 600,854
GlobalFoundries, Inc.
(a) (b)
.................... 3,268 162,158
Intel Corp. ............................. 165,483 6,040,130
KLA Corp. .............................. 5,398 2,535,441
Lam Research Corp. ...................... 5,262 3,095,214
Lattice Semiconductor Corp.
(a)
................ 5,458 303,519
Marvell Technology, Inc. .................... 33,902 1,600,852
Microchip Technology, Inc. ................... 21,491 1,532,093
Micron Technology, Inc. ..................... 43,184 2,887,714
MKS Instruments, Inc. ..................... 2,523 165,660
Monolithic Power Systems, Inc. ............... 1,887 833,563
NVIDIA Corp. ........................... 97,506 39,762,947
NXP Semiconductors NV ................... 10,178 1,754,993
ON Semiconductor Corp.
(a) (b)
................. 17,068 1,069,140
Power Integrations, Inc. .................... 2,183 151,347
Qorvo, Inc.
(a)
............................ 3,843 335,955
QUALCOMM, Inc. ........................ 44,055 4,801,554
Rambus, Inc.
(a)
.......................... 4,309 234,108
Silicon Laboratories, Inc.
(a)
................... 1,256 115,778
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. .................... 6,251 $ 542,212
SolarEdge Technologies, Inc.
(a) (b)
.............. 2,209 167,774
Teradyne, Inc. ........................... 6,139 511,195
Texas Instruments, Inc. ..................... 35,843 5,090,064
Universal Display Corp. .................... 1,689 235,075
Wolfspeed, Inc.
(a) (b)
........................ 4,798 162,364
103,609,898
a
Software  —  10 .9%
Adobe, Inc.
(a)
............................ 17,993 9,573,355
Alteryx, Inc. , Class A
(a) (b)
.................... 2,318 74,199
ANSYS, Inc.
(a)
........................... 3,444 958,327
Appfolio, Inc. , Class A
(a)
.................... 776 145,554
Appian Corp. , Class A
(a)
.................... 1,534 60,532
AppLovin Corp. , Class A
(a) (b)
.................. 5,193 189,233
Asana, Inc. , Class A
(a) (b)
..................... 3,025 55,872
Aspen Technology, Inc.
(a)
.................... 1,131 201,035
Atlassian Corp. , Class A
(a)
................... 6,011 1,085,827
Autodesk, Inc.
(a)
.......................... 8,438 1,667,602
Bentley Systems, Inc. , Class B
(b)
............... 9,062 440,776
BILL Holdings, Inc.
(a) (b)
...................... 3,838 350,371
Blackbaud, Inc.
(a)
......................... 1,819 118,963
BlackLine, Inc.
(a)
......................... 2,058 101,048
Braze, Inc. , Class A
(a)
...................... 1,865 79,412
Cadence Design Systems, Inc.
(a)
.............. 10,730 2,573,590
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 7,987 86,020
Clear Secure, Inc. , Class A .................. 3,363 56,566
Confluent, Inc. , Class A
(a) (b)
.................. 8,366 241,861
Crowdstrike Holdings, Inc. , Class A
(a)
............ 8,845 1,563,531
Datadog, Inc. , Class A
(a)
.................... 11,808 961,998
DocuSign, Inc.
(a)
......................... 7,838 304,741
Dolby Laboratories, Inc. , Class A .............. 2,322 187,943
DoubleVerify Holdings, Inc.
(a)
................. 4,957 137,953
Dropbox, Inc. , Class A
(a)
.................... 10,181 267,760
Dynatrace, Inc.
(a)
......................... 9,379 419,335
Elastic NV
(a)
............................ 3,210 240,878
Fair Isaac Corp.
(a)
......................... 987 834,874
Five9, Inc.
(a)
............................ 2,994 173,263
Fortinet, Inc.
(a)
........................... 25,716 1,470,184
Gen Digital, Inc. .......................... 21,988 366,320
Gitlab, Inc. , Class A
(a)
...................... 3,154 136,505
Guidewire Software, Inc.
(a) (b)
.................. 3,176 286,253
HashiCorp, Inc. , Class A
(a)
................... 3,922 77,224
HubSpot, Inc.
(a)
.......................... 1,961 831,013
Informatica, Inc. , Class A
(a) (b)
................. 1,938 37,171
Intuit, Inc. .............................. 11,055 5,471,672
Manhattan Associates, Inc.
(a) (b)
................ 2,410 469,902
Microsoft Corp. .......................... 293,298 99,166,987
MicroStrategy, Inc. , Class A
(a) (b)
................ 485 205,344
nCino, Inc.
(a) (b)
........................... 2,393 67,243
NCR Voyix Corp.
(a) (b)
....................... 5,592 85,502
New Relic, Inc.
(a)
......................... 2,088 180,967
Nutanix, Inc. , Class A
(a)
..................... 9,427 341,163
Oracle Corp. ............................ 62,074 6,418,452
Palantir Technologies, Inc. , Class A
(a)
........... 75,169 1,112,501
Palo Alto Networks, Inc.
(a) (b)
.................. 12,072 2,933,737
Pegasystems, Inc. ........................ 1,561 66,717
Procore Technologies, Inc.
(a) (b)
................ 3,485 212,899
PTC, Inc.
(a)
............................. 4,691 658,710
RingCentral, Inc. , Class A
(a) (b)
................. 3,171 84,285
Roper Technologies, Inc. .................... 4,206 2,054,925
Salesforce, Inc.
(a)
......................... 38,471 7,726,131
Samsara, Inc. , Class A
(a) (b)
................... 6,044 139,435
SentinelOne, Inc. , Class A
(a) (b)
................ 9,828 153,612
ServiceNow, Inc.
(a)
........................ 8,055 4,686,802

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Software (continued)
Smartsheet, Inc. , Class A
(a)
.................. 5,260 $ 207,980
Splunk, Inc.
(a)
........................... 5,983 880,458
SPS Commerce, Inc.
(a)
..................... 1,447 232,012
Synopsys, Inc.
(a)
......................... 6,016 2,824,151
Tyler Technologies, Inc.
(a)
................... 1,664 620,506
UiPath, Inc. , Class A
(a)
..................... 15,875 246,539
Unity Software, Inc.
(a) (b)
..................... 9,537 241,954
Varonis Systems, Inc.
(a) (b)
.................... 4,141 139,303
VMware, Inc. , Class A
(a) (b)
................... 8,665 1,262,057
Workday, Inc. , Class A
(a)
.................... 8,118 1,718,662
Workiva, Inc. , Class A
(a) (b)
................... 1,820 158,504
Zoom Video Communications, Inc. , Class A
(a)
...... 9,905 594,102
Zscaler, Inc.
(a)
........................... 3,501 555,574
168,275,877
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 18,402 3,279,052
Crown Castle, Inc. ........................ 17,067 1,586,890
CubeSmart ............................. 8,969 305,753
Digital Realty Trust, Inc. .................... 11,951 1,486,226
Equinix, Inc. ............................ 3,691 2,693,101
Extra Space Storage, Inc. ................... 8,317 861,558
Gaming and Leisure Properties, Inc. ............ 10,365 470,467
Iron Mountain, Inc. ........................ 11,470 677,533
Lamar Advertising Co. , Class A ............... 3,461 284,737
National Storage Affiliates Trust ............... 3,489 99,506
PotlatchDeltic Corp. ....................... 3,158 135,320
Public Storage ........................... 6,232 1,487,641
Rayonier, Inc. ........................... 5,385 135,918
SBA Communications Corp. , Class A ............ 4,318 900,864
VICI Properties, Inc. ....................... 40,162 1,120,520
Weyerhaeuser Co. ........................ 29,082 834,363
16,359,449
a
Specialty Retail  —  2 .0%
Advance Auto Parts, Inc. .................... 2,334 121,438
AutoNation, Inc.
(a) (b)
....................... 1,060 137,885
AutoZone, Inc.
(a)
......................... 717 1,776,102
Bath & Body Works, Inc. .................... 8,909 264,152
Best Buy Co., Inc. ........................ 7,695 514,180
Burlington Stores, Inc.
(a)
.................... 2,573 311,410
CarMax, Inc.
(a)
........................... 6,271 383,095
Carvana Co. , Class A
(a) (b)
.................... 3,916 105,732
Chewy, Inc. , Class A
(a) (b)
.................... 4,589 88,705
Dick's Sporting Goods, Inc. .................. 2,477 264,915
Five Below, Inc.
(a)
......................... 2,207 383,974
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 4,299 354,238
GameStop Corp. , Class A
(a) (b)
................. 10,588 145,797
Gap, Inc. (The) .......................... 8,361 107,021
Home Depot, Inc. (The) .................... 39,689 11,299,061
Lithia Motors, Inc. ........................ 1,073 259,891
Lowe's Companies, Inc. .................... 23,132 4,408,265
Murphy USA, Inc. ........................ 766 277,821
O'Reilly Automotive, Inc.
(a)
................... 2,384 2,218,169
Penske Automotive Group, Inc.
(b)
.............. 770 110,172
RH
(a) (b)
................................ 610 132,956
Ross Stores, Inc. ......................... 13,504 1,566,059
TJX Companies, Inc. (The) .................. 45,373 3,996,000
Tractor Supply Co. ........................ 4,281 824,349
Ulta Beauty, Inc.
(a)
........................ 1,960 747,368
Valvoline, Inc. ........................... 5,479 162,562
Wayfair, Inc. , Class A
(a)
..................... 3,563 151,819
Williams-Sonoma, Inc. ..................... 2,536 381,009
31,494,145
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  6 .8%
Apple, Inc. ............................. 580,147 $ 99,071,703
Dell Technologies, Inc. , Class C ............... 10,117 676,929
Hewlett Packard Enterprise Co. ............... 51,134 786,441
HP, Inc. ............................... 34,107 898,037
NetApp, Inc. ............................ 8,323 605,748
Pure Storage, Inc. , Class A
(a)
................. 11,406 385,637
Seagate Technology Holdings PLC ............. 7,509 512,489
Super Micro Computer, Inc.
(a)
................. 1,803 431,764
Western Digital Corp.
(a)
..................... 12,760 512,314
103,881,062
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Capri Holdings Ltd.
(a)
...................... 4,583 234,558
Columbia Sportswear Co. ................... 1,358 100,220
Crocs, Inc.
(a) (b)
........................... 2,484 221,871
Deckers Outdoor Corp.
(a)
.................... 1,030 614,972
Levi Strauss & Co. , Class A .................. 3,825 52,288
Lululemon Athletica, Inc.
(a) (b)
.................. 4,540 1,786,399
Nike, Inc. , Class B ........................ 48,361 4,970,060
PVH Corp. ............................. 2,550 189,593
Ralph Lauren Corp. , Class A ................. 1,616 181,849
Skechers USA, Inc. , Class A
(a)
................ 5,329 256,964
Tapestry, Inc. ............................ 9,315 256,721
Under Armour, Inc. , Class A
(a)
................. 7,437 50,943
Under Armour, Inc. , Class C
(a)
................ 7,022 45,152
VF Corp. .............................. 12,922 190,341
9,151,931
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 70,064 2,814,471
Philip Morris International, Inc. ................ 61,237 5,459,891
8,274,362
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 4,108 142,260
Applied Industrial Technologies, Inc. ............ 1,558 239,168
Core & Main, Inc. , Class A
(a) (b)
................ 4,143 124,621
Fastenal Co. ............................ 22,502 1,312,767
Ferguson PLC ........................... 8,075 1,212,865
MSC Industrial Direct Co., Inc. , Class A .......... 1,801 170,645
SiteOne Landscape Supply, Inc.
(a) (b)
............. 1,795 247,297
United Rentals, Inc. ....................... 2,696 1,095,304
Watsco, Inc. ............................ 1,309 456,697
WESCO International, Inc. ................... 1,748 224,094
WW Grainger, Inc. ........................ 1,747 1,275,013
6,500,731
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 7,699 905,787
Essential Utilities, Inc. ...................... 9,808 328,176
1,233,963
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 4,053 —
T-Mobile U.S., Inc.
(a)
....................... 20,437 2,940,067
2,940,067
a
Total Long-Term Investments — 99.8%
(Cost: $ 883,933,964 ) ................................ 1,534,233,311

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (e) (f)
...................... 23,093,894 $ 23,103,131
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (e)
............................ 1,964,856 1,964,856
a
Total Short-Term Securities — 1.6%
(Cost: $ 25,057,416 ) ................................. 25,067,987
Total Investments — 101.4%
(Cost: $ 908,991,380 ) ................................ 1,559,301,298
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (22,116,113)
Net Assets — 100.0% ................................. $ 1,537,185,185
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 28,309,826 $ — $ (5,213,789)
(a)
$ 5,147 $ 1,947 $ 23,103,131 23,093,894 $ 114,649
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,099,591 — (134,735)
(a)
— — 1,964,856 1,964,856 67,492 —
BlackRock, Inc. ... 4,018,474 111,556 (431,206) 54,881 (375,144) 3,378,561 5,518 59,405 —
$ 60,028 $ (373,197)
$ 28,446,548
$ 241,546 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 13 12/15/23 $ 2,738 $ (117,444)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 117,444 $ — $ — $ — $ 117,444

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Dow Jones U.S. ETF

2023
iShares Semi-Annual Report to Shareholders
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 169,463 $ — $ — $ — $ 169,463
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (228,169) $ — $ — $ — $ (228,169)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,984,056
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,534,233,311  $ —  $ —  $ 1,534,233,311
Short-Term Securities
Money Market Funds ...................................... 25,067,987  —  —  25,067,987
$ 1,559,301,298  $ —  $ —  $ 1,559,301,298
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (117,444) $ —  $ —  $ (117,444)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 20,993 $ 1,717,857
Expeditors International of Washington, Inc.
(a)
...... 27,619 3,017,376
United Parcel Service, Inc. , Class B ............ 131,544 18,580,590
23,315,823
a
Automobile Components  —  0 .2%
Aptiv PLC
(b)
............................. 51,369 4,479,377
Autoliv, Inc. ............................. 14,808 1,357,153
BorgWarner, Inc. ......................... 42,148 1,555,261
7,391,791
a
Automobiles  —  3 .0%
Harley-Davidson, Inc. ...................... 24,431 655,973
Lucid Group, Inc.
(a) (b)
....................... 163,099 671,968
Rivian Automotive, Inc. , Class A
(a) (b)
............. 118,419 1,920,756
Tesla, Inc.
(b)
............................. 518,211 104,077,497
107,326,194
a
Banks  —  0 .9%
Bank of Hawaii Corp. ...................... 7,495 370,178
Cathay General Bancorp .................... 12,671 429,674
Citizens Financial Group, Inc. ................ 87,596 2,052,374
Comerica, Inc. ........................... 23,618 930,549
Huntington Bancshares, Inc. ................. 262,112 2,529,381
International Bancshares Corp. ............... 10,372 454,605
KeyCorp ............................... 168,415 1,721,201
M&T Bank Corp. ......................... 30,055 3,388,701
Old National Bancorp ...................... 48,711 667,341
PNC Financial Services Group, Inc. (The) ........ 72,502 8,299,304
Regions Financial Corp. .................... 169,549 2,463,547
Truist Financial Corp. ...................... 241,893 6,860,085
Zions Bancorp NA ........................ 27,001 832,981
30,999,921
a
Beverages  —  2 .5%
Coca-Cola Co. (The) ...................... 745,574 42,117,475
Keurig Dr Pepper, Inc. ..................... 165,349 5,015,035
PepsiCo, Inc. ........................... 249,824 40,791,263
87,923,773
a
Biotechnology  —  3 .2%
AbbVie, Inc. ............................ 320,181 45,203,153
Amgen, Inc. ............................ 96,968 24,794,717
Biogen, Inc.
(a) (b)
.......................... 26,283 6,243,264
BioMarin Pharmaceutical, Inc.
(b)
............... 33,875 2,759,119
Gilead Sciences, Inc. ...................... 226,457 17,785,933
Vertex Pharmaceuticals, Inc.
(b)
................ 46,761 16,932,626
113,718,812
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 20,794 468,904
Nordstrom, Inc. .......................... 18,209 254,562
723,466
a
Building Products  —  1 .0%
A O Smith Corp. ......................... 22,609 1,577,204
Allegion PLC ............................ 15,695 1,543,760
Builders FirstSource, Inc.
(b)
.................. 23,277 2,526,020
Carrier Global Corp. ....................... 151,588 7,224,684
Fortune Brands Innovations, Inc. .............. 23,209 1,295,062
Johnson Controls International PLC ............ 124,187 6,087,647
Lennox International, Inc. ................... 5,786 2,143,944
Masco Corp. ............................ 40,807 2,125,637
Owens Corning .......................... 16,419 1,861,422
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 41,252 $ 7,850,668
34,236,048
a
Capital Markets  —  3 .8%
Ameriprise Financial, Inc. ................... 19,579 6,158,966
Bank of New York Mellon Corp. (The) ........... 141,438 6,011,115
BlackRock, Inc.
(c)
......................... 27,129 16,610,544
Charles Schwab Corp. (The) ................. 272,432 14,177,361
CME Group, Inc. , Class A ................... 65,328 13,944,915
FactSet Research Systems, Inc. ............... 6,916 2,986,951
Franklin Resources, Inc. .................... 54,706 1,246,750
Intercontinental Exchange, Inc. ............... 103,560 11,126,486
Invesco Ltd. ............................ 63,428 822,661
MarketAxess Holdings, Inc. .................. 6,828 1,459,485
Moody's Corp. ........................... 29,991 9,237,228
Morgan Stanley .......................... 227,379 16,102,981
Nasdaq, Inc. ............................ 62,470 3,098,512
Northern Trust Corp. ....................... 37,656 2,481,907
S&P Global, Inc. ......................... 59,521 20,791,281
State Street Corp. ........................ 60,879 3,934,610
T Rowe Price Group, Inc. ................... 40,862 3,698,011
133,889,764
a
Chemicals  —  2 .3%
Air Products and Chemicals, Inc. .............. 40,341 11,393,912
Albemarle Corp. ......................... 21,393 2,712,205
Axalta Coating Systems Ltd.
(b)
................ 39,639 1,039,731
Ecolab, Inc. ............................ 46,546 7,807,626
HB Fuller Co. ........................... 9,973 659,714
International Flavors & Fragrances, Inc. .......... 46,334 3,166,929
Linde PLC ............................. 88,851 33,955,298
LyondellBasell Industries NV , Class A ........... 47,262 4,264,923
Minerals Technologies, Inc. .................. 5,925 320,305
Mosaic Co. (The) ......................... 60,066 1,950,944
PPG Industries, Inc. ....................... 42,586 5,228,283
Sherwin-Williams Co. (The) .................. 44,395 10,575,333
83,075,203
a
Commercial Services & Supplies  —  0 .3%
ACCO Brands Corp. ....................... 15,940 80,656
Copart, Inc.
(b)
........................... 170,422 7,416,765
Deluxe Corp. ............................ 7,650 130,433
HNI Corp. .............................. 8,865 307,527
Interface, Inc. ........................... 10,767 95,719
Steelcase, Inc. , Class A .................... 14,969 163,312
Tetra Tech, Inc. .......................... 9,623 1,452,207
9,646,619
a
Communications Equipment  —  1 .4%
Cisco Systems, Inc. ....................... 746,529 38,916,557
CommScope Holding Co., Inc.
(b)
............... 24,280 35,934
F5, Inc.
(b)
.............................. 10,304 1,561,983
Motorola Solutions, Inc. .................... 30,460 8,481,892
48,996,366
a
Construction & Engineering  —  0 .2%
EMCOR Group, Inc. ....................... 8,641 1,785,663
Granite Construction, Inc. ................... 8,306 336,227
MDU Resources Group, Inc. ................. 34,988 651,127
Quanta Services, Inc. ...................... 26,255 4,387,735
7,160,752
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 48,361 1,169,852
American Express Co. ..................... 114,703 16,750,079
Discover Financial Services .................. 46,114 3,785,037

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 77,493 $ 2,173,679
23,878,647
a
Consumer Staples Distribution & Retail  —  0 .6%
Kroger Co. (The) ......................... 123,928 5,622,613
Sysco Corp. ............................ 91,669 6,095,072
Target Corp. ............................ 83,834 9,287,969
United Natural Foods, Inc.
(a) (b)
................ 10,787 157,274
21,162,928
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 14,664 2,552,562
Ball Corp. .............................. 56,952 2,742,239
International Paper Co. ..................... 60,030 2,024,812
Sealed Air Corp. ......................... 26,446 814,272
Sonoco Products Co. ...................... 18,060 935,689
9,069,574
a
Distributors  —  0 .1%
LKQ Corp. ............................. 48,344 2,123,269
Pool Corp. ............................. 7,117 2,247,335
4,370,604
a
Diversified Telecommunication Services  —  0 .8%
Liberty Global PLC , Class C , NVS
(a) (b)
........... 42,268 716,865
Lumen Technologies, Inc.
(b)
.................. 186,051 271,635
Verizon Communications, Inc. ................ 762,937 26,801,977
27,790,477
a
Electric Utilities  —  0 .3%
Eversource Energy ....................... 63,232 3,401,249
Exelon Corp. ............................ 180,619 7,033,304
10,434,553
a
Electrical Equipment  —  0 .6%
Acuity Brands, Inc.
(a)
....................... 5,657 916,264
Eaton Corp. PLC ......................... 72,389 15,050,397
Rockwell Automation, Inc. ................... 20,797 5,465,660
Sensata Technologies Holding PLC ............ 27,310 870,643
22,302,964
a
Electronic Equipment, Instruments & Components  —  0 .6%
Cognex Corp. ........................... 29,814 1,073,006
Corning, Inc. ............................ 146,678 3,925,103
Flex Ltd.
(b)
.............................. 80,549 2,071,720
Itron, Inc.
(b)
............................. 8,432 482,985
Keysight Technologies, Inc.
(b)
................. 32,233 3,934,038
TE Connectivity Ltd. ....................... 57,230 6,744,555
Trimble, Inc.
(b)
........................... 44,843 2,113,451
Zebra Technologies Corp. , Class A
(a) (b)
........... 9,291 1,945,814
22,290,672
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 184,094 6,336,516
Core Laboratories, Inc. ..................... 8,832 189,181
Halliburton Co. .......................... 163,303 6,424,340
NOV, Inc. .............................. 71,853 1,434,186
TechnipFMC PLC ........................ 79,819 1,717,705
16,101,928
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 46,944 5,811,198
Walt Disney Co. (The)
(b)
.................... 331,619 27,056,794
Warner Bros Discovery, Inc. , Series A
(b)
.......... 420,304 4,177,822
37,045,814
a
Security Shares Value
a
Financial Services  —  4 .1%
Equitable Holdings, Inc. .................... 64,943 $ 1,725,536
Fidelity National Information Services, Inc. ........ 106,945 5,252,069
Mastercard, Inc. , Class A .................... 154,606 58,185,968
PayPal Holdings, Inc.
(b)
..................... 192,644 9,978,959
Visa, Inc. , Class A ........................ 295,673 69,512,722
Voya Financial, Inc. ....................... 17,889 1,194,449
Western Union Co. (The) ................... 53,986 609,502
146,459,205
a
Food Products  —  1 .6%
Archer-Daniels-Midland Co. .................. 98,835 7,073,621
Bunge Ltd. ............................. 27,348 2,898,341
Campbell Soup Co. ....................... 35,208 1,422,755
Conagra Brands, Inc. ...................... 86,115 2,356,106
Darling Ingredients, Inc.
(b)
................... 27,772 1,230,022
General Mills, Inc. ........................ 106,319 6,936,252
Hain Celestial Group, Inc. (The)
(b)
.............. 17,077 188,701
Hormel Foods Corp. ....................... 52,781 1,718,022
Ingredion, Inc. ........................... 11,884 1,112,105
J M Smucker Co. (The) ..................... 18,141 2,065,171
Kellanova .............................. 48,475 2,446,533
Kraft Heinz Co. (The) ...................... 156,015 4,908,232
Lamb Weston Holdings, Inc. ................. 26,264 2,358,507
McCormick & Co., Inc. , NVS ................. 45,040 2,878,056
Mondelez International, Inc. , Class A ............ 247,252 16,370,555
55,962,979
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 26,133 2,813,479
New Jersey Resources Corp. ................. 17,265 700,614
UGI Corp. .............................. 38,163 793,790
4,307,883
a
Ground Transportation  —  1 .4%
ArcBest Corp. ........................... 4,189 456,098
Avis Budget Group, Inc.
(b)
................... 3,912 636,874
CSX Corp. ............................. 372,024 11,104,917
JB Hunt Transport Services, Inc. .............. 15,028 2,582,862
Knight-Swift Transportation Holdings, Inc. , Class A .. 29,122 1,423,775
Norfolk Southern Corp. ..................... 41,343 7,887,831
Ryder System, Inc. ........................ 8,406 819,921
U-Haul Holding Co. , Series N , NVS
(a)
........... 17,554 828,724
Union Pacific Corp. ....................... 110,643 22,970,593
48,711,595
a
Health Care Equipment & Supplies  —  1 .5%
Align Technology, Inc.
(b)
..................... 13,185 2,433,819
Becton Dickinson & Co. .................... 51,438 13,002,498
Cooper Companies, Inc. (The)
(a)
............... 9,007 2,807,932
Dentsply Sirona, Inc. ...................... 37,951 1,154,090
Dexcom, Inc.
(b)
.......................... 70,492 6,261,804
Edwards Lifesciences Corp.
(b)
................ 110,104 7,015,827
Hologic, Inc.
(b)
........................... 44,613 2,952,042
IDEXX Laboratories, Inc.
(b)
................... 15,077 6,022,809
Insulet Corp.
(b)
........................... 12,622 1,673,299
ResMed, Inc. ........................... 26,624 3,759,841
STERIS PLC ............................ 17,892 3,756,962
Zimmer Biomet Holdings, Inc. ................ 37,946 3,961,942
54,802,865
a
Health Care Providers & Services  —  2 .3%
Cardinal Health, Inc. ....................... 46,120 4,196,920
Cencora, Inc. ........................... 31,303 5,795,750
Centene Corp.
(b)
......................... 99,604 6,870,684
Cigna Group (The) ........................ 53,722 16,610,842
DaVita, Inc.
(a) (b)
.......................... 9,382 724,572

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Elevance Health, Inc. ...................... 43,030 $ 19,367,373
HCA Healthcare, Inc. ...................... 37,394 8,456,279
Henry Schein, Inc.
(b)
....................... 23,730 1,541,975
Humana, Inc. ........................... 22,637 11,854,771
Laboratory Corp. of America Holdings ........... 16,091 3,213,855
Patterson Companies, Inc. .................. 15,836 482,365
Pediatrix Medical Group, Inc.
(b)
................ 14,588 167,178
Quest Diagnostics, Inc. ..................... 20,235 2,632,574
Select Medical Holdings Corp. ................ 17,682 401,912
82,317,050
a
Health Care REITs  —  0 .3%
Healthpeak Properties, Inc. .................. 97,199 1,511,444
Ventas, Inc. ............................ 73,015 3,100,217
Welltower, Inc. ........................... 90,270 7,547,475
12,159,136
a
Health Care Technology  —  0 .0%
Teladoc Health, Inc.
(a) (b)
..................... 29,213 483,183
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 128,604 1,990,790
a
Hotels, Restaurants & Leisure  —  2 .9%
Aramark ............................... 44,754 1,205,225
Booking Holdings, Inc.
(b)
.................... 6,749 18,826,740
Choice Hotels International, Inc. ............... 5,979 660,680
Darden Restaurants, Inc. ................... 21,873 3,183,178
Domino's Pizza, Inc. ....................... 6,417 2,175,299
Hilton Worldwide Holdings, Inc. ............... 48,082 7,285,865
Jack in the Box, Inc. ....................... 3,755 237,241
Marriott International, Inc. , Class A ............. 46,825 8,829,322
McDonald's Corp. ........................ 132,499 34,737,263
Royal Caribbean Cruises Ltd.
(b)
............... 41,833 3,544,510
Starbucks Corp. .......................... 208,087 19,193,945
Vail Resorts, Inc. ......................... 7,255 1,539,874
101,419,142
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 4,120 108,191
Garmin Ltd. ............................. 27,780 2,848,284
La-Z-Boy, Inc. ........................... 8,471 247,692
Meritage Homes Corp. ..................... 6,761 770,889
Mohawk Industries, Inc.
(b)
................... 9,790 786,920
Newell Brands, Inc. ....................... 66,883 449,454
Whirlpool Corp. .......................... 9,870 1,032,007
6,243,437
a
Household Products  —  2 .5%
Church & Dwight Co., Inc. ................... 44,226 4,021,912
Clorox Co. (The) ......................... 22,203 2,613,293
Colgate-Palmolive Co. ..................... 142,994 10,741,709
Kimberly-Clark Corp. ...................... 61,031 7,301,749
Procter & Gamble Co. (The) ................. 429,761 64,477,043
89,155,706
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 8,817 542,598
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 100,229 9,115,828
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 167,636 16,889,327
a
Security Shares Value
a
Insurance  —  2 .6%
Allstate Corp. (The) ....................... 47,599 $ 6,098,860
Arthur J Gallagher & Co. .................... 38,907 9,162,210
Chubb Ltd. ............................. 75,208 16,141,141
Hartford Financial Services Group, Inc. (The) ...... 56,502 4,150,072
Lincoln National Corp. ..................... 30,343 660,567
Loews Corp. ............................ 34,923 2,235,421
Marsh & McLennan Companies, Inc. ............ 89,816 17,033,604
Principal Financial Group, Inc. ................ 44,211 2,992,201
Progressive Corp. (The) .................... 106,286 16,802,754
Prudential Financial, Inc. .................... 65,980 6,033,211
Travelers Companies, Inc. (The) ............... 42,014 7,034,824
Willis Towers Watson PLC ................... 19,026 4,488,043
92,832,908
a
Interactive Media & Services  —  7 .1%
Alphabet, Inc. , Class A
(b)
.................... 1,073,061 133,145,409
Alphabet, Inc. , Class C , NVS
(b)
................ 954,374 119,583,062
ZoomInfo Technologies, Inc.
(b)
................ 47,494 615,522
253,343,993
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 115,148 34,209,319
Akamai Technologies, Inc.
(b)
.................. 27,644 2,856,455
Cognizant Technology Solutions Corp. , Class A ..... 92,115 5,938,654
International Business Machines Corp. .......... 164,793 23,835,660
Okta, Inc. , Class A
(b)
....................... 27,874 1,878,986
Twilio, Inc. , Class A
(b)
...................... 31,230 1,600,850
70,319,924
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 23,330 1,053,349
Mattel, Inc.
(b)
............................ 63,920 1,219,594
Topgolf Callaway Brands Corp.
(b)
.............. 27,407 334,914
2,607,857
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 53,665 5,547,351
Bio-Techne Corp. ......................... 28,089 1,534,502
Danaher Corp. .......................... 127,219 24,428,592
Illumina, Inc.
(b)
........................... 28,712 3,141,667
IQVIA Holdings, Inc.
(b)
...................... 33,736 6,100,481
Mettler-Toledo International, Inc.
(b)
............. 3,992 3,932,919
Waters Corp.
(a) (b)
......................... 10,463 2,495,739
West Pharmaceutical Services, Inc. ............ 13,417 4,270,497
51,451,748
a
Machinery  —  3 .1%
AGCO Corp. ............................ 11,607 1,330,859
Caterpillar, Inc. .......................... 93,523 21,140,874
Cummins, Inc. ........................... 25,732 5,565,832
Deere & Co. ............................ 50,553 18,470,044
Dover Corp. ............................ 25,485 3,311,776
Flowserve Corp. ......................... 24,144 886,568
Fortive Corp. ............................ 63,880 4,170,086
Graco, Inc. ............................. 30,662 2,279,720
IDEX Corp. ............................. 13,506 2,585,183
Illinois Tool Works, Inc. ..................... 55,127 12,355,063
Ingersoll Rand, Inc. ....................... 73,611 4,466,716
Lincoln Electric Holdings, Inc. ................ 10,417 1,820,892
Middleby Corp. (The)
(b)
..................... 9,417 1,062,897
PACCAR, Inc. ........................... 94,908 7,832,757
Parker-Hannifin Corp. ...................... 23,300 8,595,603
Pentair PLC ............................ 29,684 1,725,234
Snap-on, Inc. ........................... 9,581 2,471,323
Stanley Black & Decker, Inc. ................. 27,683 2,354,439
Tennant Co. ............................ 3,400 252,348

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Machinery (continued)
Timken Co. (The) ......................... 11,970 $ 827,366
Westinghouse Air Brake Technologies Corp. ....... 32,554 3,451,375
Xylem, Inc. ............................. 43,439 4,063,284
111,020,239
a
Media  —  0 .1%
Cable One, Inc. .......................... 763 419,551
John Wiley & Sons, Inc. , Class A .............. 6,910 209,166
New York Times Co. (The) , Class A ............. 26,672 1,075,148
Omnicom Group, Inc. ...................... 36,428 2,728,822
Scholastic Corp. ......................... 4,737 174,795
4,607,482
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc. ............ 6,077 149,737
Newmont Corp. .......................... 209,077 7,834,115
Schnitzer Steel Industries, Inc. , Class A .......... 3,360 76,306
8,060,158
a
Multi-Utilities  —  0 .5%
Avista Corp. ............................ 13,148 416,660
CMS Energy Corp. ........................ 52,750 2,866,435
Consolidated Edison, Inc. ................... 63,105 5,539,988
Sempra ............................... 114,404 8,011,712
16,834,795
a
Office REITs  —  0 .1%
Boston Properties, Inc. ..................... 27,125 1,453,086
COPT Defense Properties ................... 19,496 444,509
1,897,595
a
Oil, Gas & Consumable Fuels  —  1 .3%
Cheniere Energy, Inc. ...................... 44,040 7,329,137
HF Sinclair Corp. ......................... 28,177 1,560,442
Marathon Petroleum Corp. .................. 77,073 11,657,291
ONEOK, Inc. ............................ 105,684 6,890,597
Phillips 66 .............................. 83,060 9,474,654
Valero Energy Corp. ....................... 65,684 8,341,868
45,253,989
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 29,673 927,281
Southwest Airlines Co. ..................... 26,652 592,474
1,519,755
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 42,151 5,431,999
a
Pharmaceuticals  —  2 .3%
Bristol-Myers Squibb Co. .................... 381,257 19,646,173
Jazz Pharmaceuticals PLC
(b)
................. 11,273 1,431,896
Merck & Co., Inc. ......................... 460,485 47,291,810
Zoetis, Inc. , Class A ....................... 83,934 13,177,638
81,547,517
a
Professional Services  —  0 .8%
ASGN, Inc.
(b)
............................ 8,941 746,216
Automatic Data Processing, Inc. ............... 74,977 16,361,481
Broadridge Financial Solutions, Inc. ............ 21,493 3,667,566
Exponent, Inc. ........................... 9,404 689,219
Heidrick & Struggles International, Inc. .......... 3,327 80,979
ICF International, Inc. ...................... 3,531 447,484
Kelly Services, Inc. , Class A , NVS ............. 6,321 112,830
ManpowerGroup, Inc. ...................... 9,205 644,074
Paycom Software, Inc. ..................... 9,465 2,318,641
Resources Connection, Inc. .................. 3,886 52,344
Robert Half, Inc. ......................... 19,781 1,479,025
Security Shares Value
a
Professional Services (continued)
TransUnion ............................. 35,036 $ 1,537,380
TrueBlue, Inc.
(b)
.......................... 3,202 35,446
28,172,685
a
Real Estate Management & Development  —  0 .1%
Anywhere Real Estate, Inc.
(a) (b)
................ 15,815 73,856
CBRE Group, Inc. , Class A
(a) (b)
................ 56,211 3,897,671
Jones Lang LaSalle, Inc.
(b)
................... 8,647 1,106,124
5,077,651
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 25,791 4,274,600
Equity Residential ........................ 65,229 3,609,120
UDR, Inc. .............................. 56,560 1,799,174
9,682,894
a
Retail REITs  —  0 .2%
Federal Realty Investment Trust ............... 13,317 1,214,377
Macerich Co. (The) ....................... 38,628 375,464
Simon Property Group, Inc. .................. 59,382 6,525,488
8,115,329
a
Semiconductors & Semiconductor Equipment  —  9 .5%
Advanced Micro Devices, Inc.
(b)
............... 293,665 28,926,002
Analog Devices, Inc. ....................... 91,950 14,466,494
Applied Materials, Inc. ..................... 154,974 20,510,809
First Solar, Inc.
(b)
......................... 18,635 2,654,556
Intel Corp. ............................. 759,990 27,739,635
Lam Research Corp. ...................... 24,704 14,531,387
Microchip Technology, Inc. ................... 100,267 7,148,034
NVIDIA Corp. ........................... 444,418 181,233,660
NXP Semiconductors NV ................... 48,362 8,339,060
ON Semiconductor Corp.
(a) (b)
................. 79,483 4,978,815
Skyworks Solutions, Inc. .................... 29,024 2,517,542
Texas Instruments, Inc. ..................... 165,865 23,554,489
336,600,483
a
Software  —  19 .2%
Adobe, Inc.
(b)
............................ 83,101 44,214,718
ANSYS, Inc.
(b)
........................... 15,955 4,439,638
Atlassian Corp. , Class A
(b)
................... 27,586 4,983,135
Autodesk, Inc.
(b)
.......................... 38,671 7,642,550
Cadence Design Systems, Inc.
(b)
.............. 50,690 12,157,997
Fair Isaac Corp.
(b)
......................... 4,627 3,913,840
Fortinet, Inc.
(b)
........................... 122,301 6,991,948
Gen Digital, Inc. .......................... 103,673 1,727,192
Guidewire Software, Inc.
(a) (b)
.................. 14,029 1,264,434
HubSpot, Inc.
(b)
.......................... 8,722 3,696,122
Intuit, Inc. .............................. 51,215 25,348,864
Microsoft Corp. .......................... 1,276,285 431,524,721
Oracle Corp. ............................ 297,232 30,733,789
PTC, Inc.
(b)
............................. 20,445 2,870,887
RingCentral, Inc. , Class A
(b)
.................. 13,667 363,269
Roper Technologies, Inc. .................... 19,586 9,569,132
Salesforce, Inc.
(b)
......................... 177,883 35,724,243
ServiceNow, Inc.
(b)
........................ 37,419 21,772,245
Splunk, Inc.
(b)
........................... 28,437 4,184,789
Synopsys, Inc.
(b)
......................... 28,144 13,211,919
Teradata Corp.
(b)
......................... 18,599 794,549
VMware, Inc. , Class A
(a) (b)
................... 42,987 6,261,057
Workday, Inc. , Class A
(a) (b)
................... 37,852 8,013,647
681,404,685
a
Specialized REITs  —  1 .4%
American Tower Corp. ..................... 84,416 15,042,087
Crown Castle, Inc. ........................ 78,481 7,297,163

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialized REITs (continued)
Digital Realty Trust, Inc. .................... 52,993 $ 6,590,210
Equinix, Inc. ............................ 16,986 12,393,665
Iron Mountain, Inc. ........................ 53,035 3,132,777
PotlatchDeltic Corp. ....................... 13,969 598,572
SBA Communications Corp. , Class A ............ 19,654 4,100,414
49,154,888
a
Specialty Retail  —  2 .4%
AutoNation, Inc.
(a) (b)
....................... 5,384 700,351
Best Buy Co., Inc. ........................ 35,493 2,371,642
Buckle, Inc. (The) ........................ 5,171 174,625
CarMax, Inc.
(a) (b)
.......................... 28,625 1,748,701
Foot Locker, Inc. ......................... 14,854 311,785
GameStop Corp. , Class A
(a) (b)
................. 49,817 685,980
Gap, Inc. (The) .......................... 40,109 513,395
Home Depot, Inc. (The) .................... 182,450 51,941,691
Lowe's Companies, Inc. .................... 106,347 20,266,548
ODP Corp. (The)
(b)
........................ 6,346 285,062
Signet Jewelers Ltd. ....................... 7,770 542,579
Tractor Supply Co. ........................ 19,877 3,827,515
Ulta Beauty, Inc.
(b)
........................ 9,079 3,461,914
86,831,788
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ............... 46,302 3,098,067
Hewlett Packard Enterprise Co. ............... 234,994 3,614,208
HP, Inc. ............................... 161,592 4,254,717
Seagate Technology Holdings PLC ............. 33,612 2,294,019
Xerox Holdings Corp. ...................... 18,532 237,951
13,498,962
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Capri Holdings Ltd.
(b)
...................... 21,320 1,091,158
Columbia Sportswear Co. ................... 6,747 497,928
Deckers Outdoor Corp.
(b)
.................... 4,735 2,827,079
Hanesbrands, Inc. ........................ 64,631 270,804
Nike, Inc. , Class B ........................ 223,595 22,978,858
PVH Corp. ............................. 11,342 843,278
Under Armour, Inc. , Class A
(b)
................. 33,591 230,098
Under Armour, Inc. , Class C
(b)
................ 34,264 220,318
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
VF Corp. .............................. 60,448 $ 890,399
Wolverine World Wide, Inc. .................. 14,534 116,999
29,966,919
a
Trading Companies & Distributors  —  0 .7%
Air Lease Corp. , Class A .................... 19,209 665,208
Applied Industrial Technologies, Inc. ............ 7,084 1,087,465
Fastenal Co. ............................ 103,930 6,063,276
Ferguson PLC ........................... 37,117 5,574,973
United Rentals, Inc. ....................... 12,483 5,071,469
WW Grainger, Inc. ........................ 8,182 5,971,469
24,433,860
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 35,258 4,148,103
Essential Utilities, Inc. ...................... 44,330 1,483,282
5,631,385
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,016,068,365 ) ............................... 3,538,714,905
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 26,618,737 26,629,384
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 5,913,990 5,913,990
a
Total Short-Term Securities — 0.9%
(Cost: $ 32,539,618 ) ................................. 32,543,374
Total Investments — 100.7%
(Cost: $ 3,048,607,983 ) ............................... 3,571,258,279
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (23,260,089)
Net Assets — 100.0% ................................. $ 3,547,998,190
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,347,044 $ 8,287,657
(a)
$ — $ (6,030) $ 713 $ 26,629,384 26,618,737 $ 82,449
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 10,014,471 — (4,100,481)
(a)
— — 5,913,990 5,913,990 247,460 —
BlackRock, Inc. . 18,394,236 379,128 (583,897) 110,291 (1,689,214) 16,610,544 27,129 270,035 —
$ 104,261 $ (1,688,501)
$ 49,153,918
$ 599,944 $ —

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI KLD 400 Social ETF

2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 40 12/15/23 $ 8,425 $ (316,728)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 316,728 $ — $ — $ — $ 316,728
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 538,641 $ — $ — $ — $ 538,641
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (1,010,935) $ — $ — $ — $ (1,010,935)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,403,563
a

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,538,714,905  $ —  $ —  $ 3,538,714,905
Short-Term Securities
Money Market Funds ...................................... 32,543,374  —  —  32,543,374
$ 3,571,258,279  $ —  $ —  $ 3,571,258,279
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (316,728) $ —  $ —  $ (316,728)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.6%
Axon Enterprise, Inc.
(a)
..................... 49,147 $ 10,050,070
L3Harris Technologies, Inc. .................. 101,599 18,227,877
28,277,947
a
Air Freight & Logistics  — 1.5%
CH Robinson Worldwide, Inc. ................ 202,362 16,559,283
Expeditors International of Washington, Inc. ....... 449,461 49,103,614
65,662,897
a
Automobile Components  — 0.3%
Aptiv PLC
(a)
............................. 149,251 13,014,687
a
Automobiles  — 1.6%
Rivian Automotive, Inc., Class A
(a)(b)
............. 282,734 4,585,945
Tesla, Inc.
(a)(b)
........................... 341,334 68,553,521
73,139,466
a
Banks  — 1.3%
Huntington Bancshares, Inc. ................. 2,089,539 20,164,051
PNC Financial Services Group, Inc. (The) ........ 89,281 10,219,996
Regions Financial Corp. .................... 1,594,086 23,162,070
Truist Financial Corp. ...................... 165,843 4,703,307
58,249,424
a
Beverages  — 3.7%
Coca-Cola Co. (The) ...................... 1,628,169 91,975,267
Keurig Dr Pepper, Inc. ..................... 261,004 7,916,251
PepsiCo, Inc. ........................... 398,563 65,077,367
164,968,885
a
Biotechnology  — 2.7%
Alnylam Pharmaceuticals, Inc.
(a)
............... 25,067 3,805,171
Amgen, Inc. ............................ 146,941 37,572,814
Biogen, Inc.
(a)(b)
.......................... 39,040 9,273,561
Gilead Sciences, Inc. ...................... 694,166 54,519,798
Regeneron Pharmaceuticals, Inc.
(a)
............. 6,387 4,981,157
Vertex Pharmaceuticals, Inc.
(a)
................ 24,358 8,820,275
118,972,776
a
Broadline Retail  — 0.2%
MercadoLibre , Inc.
(a)
....................... 7,421 9,207,532
a
Building Products  — 3.0%
Carrier Global Corp. ....................... 178,030 8,484,910
Fortune Brands Innovations, Inc. .............. 346,807 19,351,831
Johnson Controls International PLC ............ 805,906 39,505,512
Lennox International, Inc. ................... 17,453 6,467,035
Owens Corning .......................... 105,957 12,012,345
Trane Technologies PLC .................... 255,743 48,670,450
134,492,083
a
Capital Markets  — 3.4%
Bank of New York Mellon Corp. (The) ........... 543,116 23,082,430
BlackRock, Inc.
(c)
......................... 9,261 5,670,325
FactSet Research Systems, Inc. ............... 20,888 9,021,318
Invesco Ltd. ............................ 416,505 5,402,070
Moody's Corp. ........................... 71,738 22,095,304
Morgan Stanley .......................... 531,356 37,630,632
Nasdaq, Inc. ............................ 200,375 9,938,600
Northern Trust Corp. ....................... 107,166 7,063,311
S&P Global, Inc. ......................... 74,054 25,867,803
State Street Corp. ........................ 84,146 5,438,356
151,210,149
a
Security Shares Value
a
Chemicals  — 2.2%
Ecolab, Inc. ............................ 340,941 $ 57,189,443
International Flavors & Fragrances, Inc. .......... 108,871 7,441,333
Linde PLC ............................. 59,246 22,641,452
Mosaic Co. (The) ......................... 151,236 4,912,145
PPG Industries, Inc. ....................... 35,208 4,322,486
96,506,859
a
Commercial Services & Supplies  — 0.1%
Veralto Corp.
(a)
.......................... 54,466 3,758,154
a
Communications Equipment  — 1.1%
Cisco Systems, Inc. ....................... 801,210 41,767,077
Motorola Solutions, Inc. .................... 24,621 6,855,964
48,623,041
a
Construction & Engineering  — 0.2%
Quanta Services, Inc. ...................... 47,692 7,970,287
a
Consumer Finance  — 0.8%
American Express Co. ..................... 223,717 32,669,393
Synchrony Financial ....................... 183,973 5,160,443
37,829,836
a
Consumer Staples Distribution & Retail  — 0.8%
Costco Wholesale Corp. .................... 22,681 12,529,892
Kroger Co. (The) ......................... 220,086 9,985,302
Target Corp. ............................ 109,737 12,157,762
34,672,956
a
Containers & Packaging  — 0.4%
Amcor PLC ............................. 1,223,027 10,872,710
Ball Corp. .............................. 143,904 6,928,978
17,801,688
a
Distributors  — 0.5%
LKQ Corp. ............................. 535,738 23,529,613
a
Diversified Telecommunication Services  — 0.6%
Verizon Communications, Inc. ................ 753,353 26,465,291
a
Electric Utilities  — 0.5%
Eversource Energy ....................... 407,880 21,939,865
a
Electronic Equipment, Instruments & Components  — 0.6%
Keysight Technologies, Inc.
(a)
................. 140,122 17,101,890
Trimble, Inc.
(a)
........................... 228,419 10,765,388
27,867,278
a
Energy Equipment & Services  — 1.7%
Baker Hughes Co., Class A .................. 749,115 25,784,538
Halliburton Co. .......................... 628,042 24,707,172
Schlumberger Ltd. ........................ 491,631 27,364,182
77,855,892
a
Entertainment  — 1.2%
Electronic Arts, Inc. ....................... 133,440 16,518,538
Netflix, Inc.
(a)(b)
........................... 20,193 8,313,256
Walt Disney Co. (The)
(a)
.................... 371,264 30,291,430
55,123,224
a
Financial Services  — 2.3%
Fidelity National Information Services, Inc. ........ 200,104 9,827,107
Mastercard , Inc., Class A .................... 115,198 43,354,767
PayPal Holdings, Inc.
(a)
..................... 79,842 4,135,816
Visa, Inc., Class A ........................ 200,028 47,026,583
104,344,273
a

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Food Products  — 3.0%
Bunge Ltd. ............................. 314,384 $ 33,318,416
General Mills, Inc. ........................ 719,006 46,907,951
Kellanova .............................. 884,329 44,632,085
Kraft Heinz Co. (The) ...................... 146,203 4,599,546
McCormick & Co., Inc., NVS ................. 102,054 6,521,251
135,979,249
a
Health Care Equipment & Supplies  — 2.5%
Cooper Companies, Inc. (The) ................ 31,884 9,939,837
Dexcom , Inc.
(a)
.......................... 87,984 7,815,619
Edwards Lifesciences Corp.
(a)
................ 286,700 18,268,524
Hologic , Inc.
(a)
........................... 148,956 9,856,419
IDEXX Laboratories, Inc.
(a)
................... 57,902 23,130,112
Insulet Corp.
(a)
........................... 45,094 5,978,112
ResMed , Inc. ........................... 42,038 5,936,606
STERIS PLC ............................ 83,004 17,429,180
Zimmer Biomet Holdings, Inc. ................ 123,950 12,941,619
111,296,028
a
Health Care Providers & Services  — 2.3%
DaVita, Inc.
(a)(b)
.......................... 106,926 8,257,895
Elevance Health, Inc. ...................... 82,639 37,194,987
HCA Healthcare, Inc. ...................... 43,378 9,809,501
Humana, Inc. ........................... 18,533 9,705,547
Laboratory Corp. of America Holdings ........... 47,386 9,464,406
Molina Healthcare, Inc.
(a)
.................... 17,611 5,863,582
Quest Diagnostics, Inc. ..................... 175,836 22,876,264
103,172,182
a
Health Care REITs  — 0.5%
Welltower , Inc. ........................... 259,101 21,663,435
a
Hotels, Restaurants & Leisure  — 0.7%
Booking Holdings, Inc.
(a)(b)
................... 2,450 6,834,422
Hilton Worldwide Holdings, Inc. ............... 91,711 13,896,968
Vail Resorts, Inc. ......................... 51,495 10,929,814
31,661,204
a
Household Products  — 1.4%
Church & Dwight Co., Inc. ................... 123,474 11,228,726
Clorox Co. (The) ......................... 41,835 4,923,979
Kimberly-Clark Corp. ...................... 189,066 22,619,856
Procter & Gamble Co. (The) ................. 167,672 25,155,830
63,928,391
a
Industrial Conglomerates  — 0.8%
3M Co. ................................ 374,615 34,071,234
a
Industrial REITs  — 0.3%
Prologis, Inc. ............................ 126,107 12,705,280
a
Insurance  — 1.8%
Marsh & McLennan Companies, Inc. ............ 110,154 20,890,706
Progressive Corp. (The) .................... 35,924 5,679,225
Prudential Financial, Inc. .................... 401,638 36,725,779
Travelers Companies, Inc. (The) ............... 109,006 18,251,965
81,547,675
a
Interactive Media & Services  — 3.6%
Alphabet, Inc., Class A
(a)
.................... 706,015 87,602,341
Alphabet, Inc., Class C, NVS
(a)
................ 529,177 66,305,878
ZoomInfo Technologies, Inc.
(a)
................ 562,070 7,284,427
161,192,646
a
IT Services  — 2.6%
Accenture PLC, Class A .................... 161,694 48,037,670
Akamai Technologies, Inc.
(a)
.................. 52,163 5,390,003
Security Shares Value
a
IT Services (continued)
International Business Machines Corp. .......... 226,537 $ 32,766,312
MongoDB, Inc., Class A
(a)
................... 31,755 10,942,455
Okta , Inc., Class A
(a)
....................... 65,027 4,383,470
Snowflake, Inc., Class A
(a)(b)
.................. 31,181 4,525,299
Twilio , Inc., Class A
(a)
...................... 201,344 10,320,893
116,366,102
a
Leisure Products  — 0.5%
Hasbro, Inc. ............................ 466,435 21,059,540
a
Life Sciences Tools & Services  — 2.5%
Agilent Technologies, Inc. ................... 185,125 19,136,371
Avantor , Inc.
(a)
........................... 251,728 4,387,619
Danaher Corp. .......................... 163,791 31,451,148
Mettler -Toledo International, Inc.
(a)
............. 12,375 12,191,850
Repligen Corp.
(a)
......................... 29,546 3,975,710
Waters Corp.
(a)(b)
......................... 104,863 25,012,971
West Pharmaceutical Services, Inc. ............ 46,600 14,832,314
110,987,983
a
Machinery  — 2.2%
Caterpillar, Inc. .......................... 21,255 4,804,693
Cummins, Inc. ........................... 116,200 25,134,060
Deere & Co. ............................ 12,434 4,542,886
Pentair PLC ............................ 654,157 38,019,605
Xylem, Inc. ............................. 259,824 24,303,937
96,805,181
a
Media  —  0.3%
Comcast Corp., Class A .................... 110,209 4,550,530
Interpublic Group of Companies, Inc. (The) ....... 286,506 8,136,770
12,687,300
a
Metals & Mining  — 0.4%
Newmont Corp. .......................... 233,485 8,748,683
Nucor Corp. ............................ 48,970 7,237,276
15,985,959
a
Multi-Utilities  — 0.3%
Consolidated Edison, Inc. ................... 173,666 15,246,138
a
Oil, Gas & Consumable Fuels  — 2.9%
Cheniere Energy, Inc. ...................... 241,972 40,268,980
Kinder Morgan, Inc., Class P ................. 274,560 4,447,872
ONEOK, Inc. ............................ 1,037,022 67,613,835
Valero Energy Corp. ....................... 121,422 15,420,594
127,751,281
a
Pharmaceuticals  — 3.3%
Eli Lilly & Co. ........................... 103,521 57,343,387
Merck & Co., Inc. ......................... 432,937 44,462,630
Zoetis, Inc., Class A ....................... 278,998 43,802,686
145,608,703
a
Professional Services  — 1.4%
Automatic Data Processing, Inc. ............... 272,766 59,522,997
Robert Half, Inc. ......................... 73,994 5,532,531
65,055,528
a
Real Estate Management & Development  — 0.8%
CBRE Group, Inc., Class A
(a)
................. 497,888 34,523,554
a
Semiconductors & Semiconductor Equipment  — 7.8%
Advanced Micro Devices, Inc.
(a)
............... 159,221 15,683,268
Applied Materials, Inc. ..................... 237,432 31,424,125
Broadcom, Inc. .......................... 8,836 7,434,345
First Solar, Inc.
(a)
......................... 43,117 6,142,017

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ............................. 814,944 $ 29,745,456
Lam Research Corp. ...................... 39,399 23,175,280
Marvell Technology, Inc. .................... 99,758 4,710,573
NVIDIA Corp. ........................... 361,209 147,301,030
NXP Semiconductors NV ................... 106,127 18,299,479
QUALCOMM, Inc. ........................ 57,382 6,254,064
Texas Instruments, Inc. ..................... 399,014 56,663,978
346,833,615
a
Software  — 13.5%
Adobe, Inc.
(a)
............................ 130,258 69,305,071
ANSYS, Inc.
(a)
........................... 43,419 12,081,771
Atlassian Corp., Class A
(a)
................... 49,476 8,937,345
Autodesk, Inc.
(a)
.......................... 126,093 24,919,759
Cadence Design Systems, Inc.
(a)
.............. 148,853 35,702,392
HubSpot , Inc.
(a)
.......................... 17,090 7,242,229
Intuit, Inc. .............................. 86,984 43,052,731
Microsoft Corp. .......................... 738,225 249,601,255
Palo Alto Networks, Inc.
(a)
................... 34,556 8,397,799
PTC, Inc.
(a)(b)
............................ 43,930 6,168,651
Salesforce, Inc.
(a)
......................... 229,489 46,088,276
ServiceNow , Inc.
(a)
........................ 55,345 32,202,488
Splunk , Inc.
(a)
........................... 56,410 8,301,296
Synopsys, Inc.
(a)
......................... 34,263 16,084,423
VMware, Inc., Class A
(a)
.................... 73,383 10,688,234
Workday, Inc., Class A
(a)
.................... 108,106 22,887,121
601,660,841
a
Specialized REITs  — 1.7%
American Tower Corp. ..................... 111,320 19,836,111
Crown Castle, Inc. ........................ 248,440 23,099,951
Equinix , Inc. ............................ 39,109 28,535,491
Iron Mountain, Inc. ........................ 114,851 6,784,248
78,255,801
a
Specialty Retail  — 3.1%
Best Buy Co., Inc. ........................ 361,615 24,163,114
Home Depot, Inc. (The) .................... 258,624 73,627,667
Lowe's Companies, Inc. .................... 172,969 32,962,702
Security Shares Value
a
Specialty Retail (continued)
Tractor Supply Co. ........................ 31,693 $ 6,102,804
136,856,287
a
Technology Hardware, Storage & Peripherals  — 6.1%
Apple, Inc. ............................. 1,351,444 230,786,092
Hewlett Packard Enterprise Co. ............... 1,975,956 30,390,203
HP, Inc. ............................... 350,497 9,228,586
270,404,881
a
Textiles, Apparel & Luxury Goods  — 0.3%
Deckers Outdoor Corp.
(a)
.................... 12,588 7,515,791
Lululemon Athletica , Inc.
(a)
................... 14,428 5,677,130
13,192,921
a
Trading Companies & Distributors  — 1.8%
Ferguson PLC ........................... 269,500 40,478,900
WW Grainger, Inc. ........................ 55,896 40,794,578
81,273,478
a
Total Long-Term Investments — 99.7%
(Cost: $4,608,243,350) ............................... 4,449,256,520
a
Short-Term Securities
Money Market Funds  —  2.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.54%
(c)(d)(e)
...................... 82,517,278 82,550,285
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.33%
(c)(d)
............................ 6,430,287 6,430,287
a
Total Short-Term Securities — 2.0%
(Cost: $88,971,674) ................................. 88,980,572
Total Investments — 101.7%
(Cost: $4,697,215,024) ............................... 4,538,237,092
Liabilities in Excess of Other Assets — (1.7)% ............... (76,699,902)
Net Assets — 100.0% ................................. $ 4,461,537,190
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 20,907,295 $ 61,635,501
(a)
$ — $ 4,626 $ 2,863 $ 82,550,285 82,517,278 $ 75,949
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,450,515 1,979,772
(a)
— — — 6,430,287 6,430,287 176,495 —
BlackRock, Inc. ... 5,954,886 2,601,845 (2,446,555) 297,771 (737,622) 5,670,325 9,261 81,515 —
$ 302,397 $ (734,759)
$ 94,650,897
$ 333,959 $ —

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 55 12/15/23 $ 11,584 $ (456,672)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 456,672 $ — $ — $ — $ 456,672
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 366,623 $ — $ — $ — $ 366,623
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (746,766) $ — $ — $ — $ (746,766)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 10,983,156
a

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA ESG Select ETF

2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,449,256,520 $ — $ — $ 4,449,256,520
Short-Term Securities
Money Market Funds ...................................... 88,980,572 — — 88,980,572
$ 4,538,237,092 $ — $ — $ 4,538,237,092
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (456,672) $ — $ — $ (456,672)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
Hexcel Corp. ............................ 85,280 $ 5,280,538
a
Chemicals  —  59 .9%
Air Products and Chemicals, Inc. .............. 168,626 47,626,727
Albemarle Corp. ......................... 110,519 14,011,599
Ashland, Inc. ............................ 47,985 3,677,091
Celanese Corp. .......................... 100,031 11,454,550
CF Industries Holdings, Inc. .................. 197,903 15,788,701
Chemours Co. (The) ....................... 150,421 3,626,650
Dow, Inc. .............................. 539,136 26,061,834
Eastman Chemical Co. ..................... 120,003 8,967,824
Ecolab, Inc. ............................ 199,332 33,435,950
Element Solutions, Inc. ..................... 225,850 4,117,246
FMC Corp. ............................. 126,388 6,723,842
Huntsman Corp. ......................... 171,140 3,992,696
International Flavors & Fragrances, Inc. .......... 258,503 17,668,680
Linde PLC ............................. 342,452 130,871,456
LyondellBasell Industries NV , Class A ........... 229,007 20,665,592
Mosaic Co. (The) ......................... 334,965 10,879,663
NewMarket Corp. ......................... 6,302 3,038,509
Olin Corp. .............................. 130,673 5,582,351
Scotts Miracle-Gro Co. (The) , Class A ........... 41,775 1,856,481
Westlake Corp. .......................... 32,744 3,777,348
373,824,790
a
Containers & Packaging  —  4 .2%
Avery Dennison Corp. ...................... 81,729 14,226,567
International Paper Co. ..................... 350,540 11,823,714
26,050,281
a
Machinery  —  1 .7%
RBC Bearings, Inc.
(a) (b)
..................... 28,608 6,289,183
Timken Co. (The) ......................... 63,239 4,371,079
10,660,262
a
Metals & Mining  —  27 .9%
Alcoa Corp. ............................. 179,903 4,612,713
Cleveland-Cliffs, Inc.
(a)
..................... 514,311 8,630,139
Security Shares Value
a
Metals & Mining (continued)
Freeport-McMoRan, Inc. .................... 1,103,378 $ 37,272,109
MP Materials Corp. , Class A
(a) (b)
............... 105,239 1,725,920
Newmont Corp. .......................... 954,267 35,756,384
Nucor Corp. ............................ 204,140 30,169,851
Reliance Steel & Aluminum Co. ............... 59,183 15,054,971
Royal Gold, Inc. .......................... 66,351 6,922,400
Southern Copper Corp. ..................... 86,320 6,120,088
SSR Mining, Inc. ......................... 208,715 2,896,964
Steel Dynamics, Inc. ....................... 162,616 17,320,230
United States Steel Corp. ................... 224,115 7,595,257
174,077,026
a
Specialty Retail  —  0 .8%
Valvoline, Inc. ........................... 167,477 4,969,043
a
Trading Companies & Distributors  —  4 .4%
Fastenal Co. ............................ 465,280 27,144,435
a
Total Long-Term Investments — 99.7%
(Cost: $ 749,411,305 ) ................................ 622,006,375
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 7,667,786 7,670,853
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 869,525 869,525
a
Total Short-Term Securities — 1.4%
(Cost: $ 8,537,771 ) .................................. 8,540,378
Total Investments — 101.1%
(Cost: $ 757,949,076 ) ................................ 630,546,753
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (6,898,963)
Net Assets — 100.0% ................................. $ 623,647,790
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 7,526,758 $ 142,840
(a)
$ — $ 2,334 $ (1,079) $ 7,670,853 7,667,786 $ 9,935
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,207,959 — (338,434)
(a)
— — 869,525 869,525 32,477 —
$ 2,334 $ (1,079)
$ 8,540,378
$ 42,412 $ —

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Basic Materials ETF

2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ........................................................ 19 12/15/23 $ 1,537 $ (95,934)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 95,934 $ — $ — $ — $ 95,934
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 85,732 $ — $ — $ — $ 85,732
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (139,710) $ — $ — $ — $ (139,710)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,864,100
a

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 622,006,375  $ —  $ —  $ 622,006,375
Short-Term Securities
Money Market Funds ...................................... 8,540,378  —  —  8,540,378
$ 630,546,753  $ —  $ —  $ 630,546,753
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (95,934) $ —  $ —  $ (95,934)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Automobile Components  —  1 .1%
Aptiv PLC
(a)
............................. 45,532 $ 3,970,390
BorgWarner, Inc. ......................... 39,225 1,447,403
Gentex Corp. ........................... 39,400 1,129,992
Lear Corp. ............................. 9,873 1,281,120
Phinia, Inc. ............................. 7,778 201,295
QuantumScape Corp. , Class A
(a) (b)
............. 48,839 254,940
8,285,140
a
Automobiles  —  9 .8%
Ford Motor Co. .......................... 660,330 6,438,218
General Motors Co. ....................... 230,985 6,513,777
Harley-Davidson, Inc. ...................... 22,026 591,398
Lucid Group, Inc.
(a) (b)
....................... 125,265 516,092
Rivian Automotive, Inc. , Class A
(a) (b)
............. 111,502 1,808,562
Tesla, Inc.
(a)
............................. 289,562 58,155,632
Thor Industries, Inc. ....................... 8,612 757,253
74,780,932
a
Broadline Retail  —  16 .2%
Amazon.com, Inc.
(a)
....................... 858,244 114,223,694
Coupang, Inc.
(a) (b)
......................... 184,294 3,132,998
eBay, Inc. .............................. 89,903 3,526,895
Etsy, Inc.
(a)
............................. 20,635 1,285,560
Kohl's Corp. ............................ 18,358 413,973
Macy's, Inc. ............................ 45,593 555,323
Nordstrom, Inc. .......................... 19,184 268,192
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 10,362 800,361
124,206,996
a
Commercial Services & Supplies  —  1 .3%
Copart, Inc.
(a)
........................... 144,345 6,281,894
Driven Brands Holdings, Inc.
(a)
................ 10,772 122,585
RB Global, Inc.
(b)
......................... 30,544 1,997,578
Rollins, Inc. ............................. 42,926 1,614,447
10,016,504
a
Consumer Staples Distribution & Retail  —  11 .3%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 22,365 1,523,504
Costco Wholesale Corp. .................... 62,203 34,363,425
Dollar General Corp. ...................... 36,859 4,387,695
Dollar Tree, Inc.
(a)
......................... 35,083 3,897,371
Target Corp. ............................ 77,414 8,576,697
Walmart, Inc. ............................ 207,452 33,899,731
86,648,423
a
Distributors  —  0 .9%
Genuine Parts Co. ........................ 23,594 3,040,323
LKQ Corp. ............................. 44,801 1,967,660
Pool Corp. ............................. 6,389 2,017,454
7,025,437
a
Diversified Consumer Services  —  0 .5%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 9,656 715,123
Grand Canyon Education, Inc.
(a)
............... 5,079 600,998
H&R Block, Inc. .......................... 25,530 1,048,007
Mister Car Wash, Inc.
(a) (b)
.................... 12,121 63,029
Service Corp. International .................. 24,692 1,343,739
3,770,896
a
Entertainment  —  10 .5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 9,888 105,604
Electronic Arts, Inc. ....................... 46,087 5,705,110
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 4,000 230,200
Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 32,615 $ 2,109,864
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 3,173 99,125
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 7,812 248,968
Live Nation Entertainment, Inc.
(a)
.............. 26,318 2,105,966
Madison Square Garden Sports Corp. , Class A
(a)
.... 3,133 526,783
Netflix, Inc.
(a)
............................ 71,739 29,534,229
Playtika Holding Corp.
(a)
.................... 3,859 32,416
ROBLOX Corp. , Class A
(a) (b)
.................. 77,220 2,456,368
Spotify Technology SA
(a)
.................... 23,583 3,885,535
Take-Two Interactive Software, Inc.
(a)
............ 27,739 3,710,091
TKO Group Holdings, Inc. , Class A ............. 7,249 594,273
Walt Disney Co. (The)
(a)
.................... 307,809 25,114,136
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 370,658 3,684,341
80,143,009
a
Ground Transportation  —  2 .1%
Avis Budget Group, Inc.
(a)
................... 3,435 559,218
Hertz Global Holdings, Inc.
(a) (b)
................ 22,352 188,427
Lyft, Inc. , Class A
(a)
........................ 56,456 517,701
Uber Technologies, Inc.
(a)
................... 326,432 14,127,977
U-Haul Holding Co.
(a)
...................... 1,273 62,530
U-Haul Holding Co. , Series N , NVS
(b)
........... 16,866 796,244
16,252,097
a
Hotels, Restaurants & Leisure  —  17 .9%
Airbnb, Inc. , Class A
(a) (b)
..................... 68,215 8,069,152
Aramark ............................... 39,375 1,060,369
Booking Holdings, Inc.
(a) (b)
................... 6,244 17,418,013
Boyd Gaming Corp. ....................... 12,353 682,503
Caesars Entertainment, Inc.
(a)
................ 34,588 1,379,715
Carnival Corp.
(a) (b)
......................... 167,166 1,915,722
Cava Group, Inc.
(a) (b)
....................... 2,675 84,503
Chipotle Mexican Grill, Inc.
(a)
................. 4,624 8,980,733
Choice Hotels International, Inc.
(b)
.............. 5,110 564,655
Churchill Downs, Inc. ...................... 11,955 1,313,137
Darden Restaurants, Inc. ................... 20,304 2,954,841
Domino's Pizza, Inc. ....................... 5,951 2,017,330
DraftKings, Inc. , Class A
(a)
................... 70,308 1,941,907
Expedia Group, Inc.
(a)
...................... 24,155 2,301,730
Hilton Worldwide Holdings, Inc. ............... 43,251 6,553,824
Hyatt Hotels Corp. , Class A .................. 7,710 789,813
Las Vegas Sands Corp. .................... 55,665 2,641,861
Marriott International, Inc. , Class A ............. 41,702 7,863,329
Marriott Vacations Worldwide Corp. ............. 6,146 552,280
McDonald's Corp. ........................ 116,949 30,660,519
MGM Resorts International .................. 49,209 1,718,378
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 71,077 966,647
Penn Entertainment, Inc.
(a)
................... 25,803 509,093
Planet Fitness, Inc. , Class A
(a)
................ 14,330 792,019
Royal Caribbean Cruises Ltd.
(a)
............... 39,368 3,335,651
Starbucks Corp. .......................... 189,899 17,516,284
Texas Roadhouse, Inc. ..................... 11,240 1,141,310
Travel + Leisure Co. ....................... 12,090 411,423
Vail Resorts, Inc. ......................... 6,429 1,364,555
Wendy's Co. (The) ........................ 29,115 553,767
Wingstop, Inc. ........................... 5,035 920,247
Wyndham Hotels & Resorts, Inc. .............. 14,134 1,023,302
Wynn Resorts Ltd. ........................ 17,467 1,533,253
Yum! Brands, Inc. ........................ 47,170 5,700,966
137,232,831
a
Household Durables  —  3 .0%
DR Horton, Inc. .......................... 52,350 5,465,340
Garmin Ltd. ............................. 25,844 2,649,785

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Household Durables (continued)
Leggett & Platt, Inc. ....................... 22,287 $ 522,184
Lennar Corp. , Class A ...................... 41,842 4,463,705
Lennar Corp. , Class B ..................... 2,300 226,803
Newell Brands, Inc. ....................... 64,243 431,713
NVR, Inc.
(a) (b)
............................ 497 2,690,072
PulteGroup, Inc. ......................... 36,676 2,698,987
Tempur Sealy International, Inc. ............... 28,052 1,120,116
Toll Brothers, Inc. ......................... 18,331 1,296,185
Whirlpool Corp. .......................... 8,996 940,622
22,505,512
a
Interactive Media & Services  —  0 .1%
TripAdvisor, Inc.
(a)
........................ 18,672 275,599
a
Leisure Products  —  0 .5%
Hasbro, Inc. ............................ 21,971 991,991
Mattel, Inc.
(a)
............................ 59,185 1,129,250
Peloton Interactive, Inc. , Class A
(a) (b)
............ 52,531 250,048
Polaris, Inc. ............................. 9,063 783,224
YETI Holdings, Inc.
(a)
...................... 14,566 619,346
3,773,859
a
Media  —  2 .3%
Fox Corp. , Class A , NVS .................... 44,584 1,354,908
Fox Corp. , Class B ........................ 22,585 630,347
Interpublic Group of Companies, Inc. (The) ....... 64,836 1,841,342
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 12,404 303,774
Liberty Media Corp.-Liberty SiriusXM , Series C ,
NVS
(a) (b)
............................. 25,819 633,857
New York Times Co. (The) , Class A ............. 27,152 1,094,497
News Corp. , Class A , NVS .................. 64,019 1,323,913
News Corp. , Class B ...................... 19,376 415,421
Nexstar Media Group, Inc. ................... 5,752 805,740
Omnicom Group, Inc. ...................... 33,186 2,485,963
Paramount Global , Class A
(b)
................. 1,705 23,700
Paramount Global , Class B , NVS .............. 96,999 1,055,349
Sirius XM Holdings, Inc.
(b)
................... 108,561 464,641
Trade Desk, Inc. (The) , Class A
(a)
.............. 74,136 5,260,691
17,694,143
a
Passenger Airlines  —  1 .2%
Alaska Air Group, Inc.
(a)
..................... 21,076 666,634
American Airlines Group, Inc.
(a)
................ 109,224 1,217,848
Delta Air Lines, Inc. ....................... 107,949 3,373,406
Southwest Airlines Co. ..................... 99,985 2,222,667
United Airlines Holdings, Inc.
(a)
................ 54,941 1,923,484
9,404,039
a
Personal Care Products  —  0 .7%
Coty, Inc. , Class A
(a)
....................... 60,584 567,672
Estee Lauder Companies, Inc. (The) , Class A ...... 38,685 4,985,336
5,553,008
a
Specialty Retail  —  15 .4%
Advance Auto Parts, Inc. .................... 10,009 520,768
AutoNation, Inc.
(a) (b)
....................... 4,946 643,376
AutoZone, Inc.
(a)
......................... 3,049 7,552,769
Bath & Body Works, Inc. .................... 38,527 1,142,325
Best Buy Co., Inc. ........................ 32,767 2,189,491
Burlington Stores, Inc.
(a) (b)
................... 10,866 1,315,112
CarMax, Inc.
(a)
........................... 26,562 1,622,673
Dick's Sporting Goods, Inc. .................. 10,107 1,080,944
Five Below, Inc.
(a)
......................... 9,213 1,602,878
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 17,500 1,442,000
GameStop Corp. , Class A
(a) (b)
................. 45,031 620,077
Gap, Inc. (The) .......................... 32,953 421,798
Security Shares Value
a
Specialty Retail (continued)
Home Depot, Inc. (The) .................... 116,024 $ 33,030,872
Lithia Motors, Inc. ........................ 4,550 1,102,055
Lowe's Companies, Inc. .................... 98,700 18,809,259
Murphy USA, Inc. ........................ 3,322 1,204,856
O'Reilly Automotive, Inc.
(a)
................... 10,079 9,377,905
Penske Automotive Group, Inc.
(b)
.............. 3,382 483,896
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 13,322 46,094
RH
(a)
................................. 2,902 632,520
Ross Stores, Inc. ......................... 56,499 6,552,189
TJX Companies, Inc. (The) .................. 193,855 17,072,810
Tractor Supply Co. ........................ 18,423 3,547,533
Ulta Beauty, Inc.
(a)
........................ 8,415 3,208,724
Victoria's Secret & Co.
(a)
.................... 13,103 234,282
Wayfair, Inc. , Class A
(a) (b)
.................... 13,829 589,254
Williams-Sonoma, Inc. ..................... 10,717 1,610,122
117,656,582
a
Textiles, Apparel & Luxury Goods  —  5 .0%
Capri Holdings Ltd.
(a)
...................... 19,206 982,963
Carter's, Inc. ............................ 6,226 418,138
Columbia Sportswear Co. ................... 6,037 445,531
Crocs, Inc.
(a)
............................ 10,229 913,654
Deckers Outdoor Corp.
(a)
.................... 4,408 2,631,841
Lululemon Athletica, Inc.
(a) (b)
.................. 18,721 7,366,339
Nike, Inc. , Class B ........................ 200,157 20,570,135
PVH Corp. ............................. 10,484 779,485
Ralph Lauren Corp. , Class A ................. 6,714 755,527
Skechers USA, Inc. , Class A
(a)
................ 22,392 1,079,742
Tapestry, Inc. ............................ 39,682 1,093,636
Under Armour, Inc. , Class A
(a) (b)
............... 31,845 218,138
Under Armour, Inc. , Class C
(a)
................ 33,516 215,508
VF Corp. .............................. 58,778 865,800
38,336,437
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a) (b)
............. 7,474 1,029,693
a
Total Long-Term Investments — 99.9%
(Cost: $ 916,376,665 ) ................................ 764,591,137
a
Short-Term Securities
Money Market Funds  —  6 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 47,332,128 47,351,061
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 948,206 948,206
a
Total Short-Term Securities — 6.3%
(Cost: $ 48,288,122 ) ................................. 48,299,267
Total Investments — 106.2%
(Cost: $ 964,664,787 ) ................................ 812,890,404
Liabilities in Excess of Other Assets — ( 6 .2 ) % ............... (47,182,405)
Net Assets — 100.0% ................................. $ 765,707,999
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Consumer Discretionary ETF

2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 23,593,656  $ 23,749,843
(a)
$ —  $ 4,754  $ 2,808  $ 47,351,061  47,332,128  $ 271,990
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,197,915  —  (249,709)
(a)
—  —  948,206  948,206  31,260  —
$ 4,754  $ 2,808
$ 48,299,267
$ 303,250  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index .......................................... 1 12/15/23 $ 85 $ (990)
E-Mini S&P Consumer Discretionary Select Sector Index .......................................... 4 12/15/23 618 (40,970)
E-Mini S&P MidCap 400 Index ............................................................ 1 12/15/23 238 (23,019)
$ (64,979)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 64,979 $ — $ — $ — $ 64,979
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 123,834 $ — $ — $ — $ 123,834
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (115,448) $ — $ — $ — $ (115,448)

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,051,336
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 764,591,137  $ —  $ —  $ 764,591,137
Short-Term Securities
Money Market Funds ...................................... 48,299,267  —  —  48,299,267
$ 812,890,404  $ —  $ —  $ 812,890,404
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (64,979) $ —  $ —  $ (64,979)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
U.S. Consumer Staples ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Beverages  —  28 .5%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 6,552 $ 2,188,040
Brown-Forman Corp. , Class A ................ 33,923 1,947,859
Brown-Forman Corp. , Class B , NVS ............ 127,989 7,187,862
Celsius Holdings, Inc.
(a) (b)
.................... 33,288 5,062,772
Coca-Cola Co. (The) ...................... 2,570,373 145,200,371
Constellation Brands, Inc. , Class A ............. 112,148 26,259,454
Keurig Dr Pepper, Inc. ..................... 663,690 20,129,718
Molson Coors Beverage Co. , Class B ........... 121,645 7,027,431
Monster Beverage Corp.
(a)
................... 518,107 26,475,268
PepsiCo, Inc. ........................... 908,368 148,318,327
389,797,102
a
Chemicals  —  1 .8%
Corteva, Inc. ............................ 496,704 23,911,331
a
Consumer Staples Distribution & Retail  —  6 .0%
Albertsons Companies, Inc. , Class A ............ 290,007 6,293,152
Casey's General Stores, Inc. ................. 25,922 7,048,451
Grocery Outlet Holding Corp.
(a)
................ 65,793 1,820,492
Kroger Co. (The) ......................... 454,315 20,612,271
Performance Food Group Co.
(a)
............... 106,709 6,163,512
Sysco Corp. ............................ 353,371 23,495,638
U.S. Foods Holding Corp.
(a)
.................. 157,519 6,133,790
Walgreens Boots Alliance, Inc. ................ 498,850 10,515,758
82,083,064
a
Food Products  —  18 .1%
Archer-Daniels-Midland Co. .................. 371,775 26,607,937
Bunge Ltd. ............................. 103,969 11,018,635
Campbell Soup Co. ....................... 132,957 5,372,792
Conagra Brands, Inc. ...................... 330,917 9,053,889
Darling Ingredients, Inc.
(a) (b)
.................. 110,138 4,878,012
Flowers Foods, Inc. ....................... 130,894 2,870,505
Freshpet, Inc.
(a)
.......................... 31,887 1,830,314
General Mills, Inc. ........................ 409,080 26,688,379
Hershey Co. (The) ........................ 102,568 19,216,115
Hormel Foods Corp. ....................... 201,467 6,557,751
Ingredion, Inc. ........................... 45,866 4,292,140
J M Smucker Co. (The) ..................... 68,687 7,819,328
Kellanova .............................. 180,993 9,134,717
Kraft Heinz Co. (The) ...................... 559,341 17,596,868
Lamb Weston Holdings, Inc. ................. 101,097 9,078,511
McCormick & Co., Inc. , NVS ................. 174,963 11,180,136
Mondelez International, Inc. , Class A ............ 920,429 60,941,604
Pilgrim's Pride Corp.
(a)
..................... 28,697 731,773
Post Holdings, Inc.
(a) (b)
...................... 37,248 2,990,269
Seaboard Corp. .......................... 182 638,265
Tyson Foods, Inc. , Class A .................. 193,263 8,957,740
Security Shares Value
a
Food Products (continued)
WK Kellogg Co
(a)
......................... 45,116 $ 452,062
247,907,742
a
Health Care Providers & Services  —  9 .1%
Cencora, Inc. ........................... 112,535 20,835,855
CVS Health Corp. ........................ 871,726 60,157,812
McKesson Corp. ......................... 94,428 42,998,734
123,992,401
a
Household Products  —  24 .2%
Church & Dwight Co., Inc. ................... 170,057 15,464,984
Clorox Co. (The) ......................... 86,111 10,135,265
Colgate-Palmolive Co. ..................... 570,259 42,837,856
Kimberly-Clark Corp. ...................... 234,608 28,068,501
Procter & Gamble Co. (The) ................. 1,543,346 231,548,200
Reynolds Consumer Products, Inc. ............. 37,666 957,846
Spectrum Brands Holdings, Inc. ............... 28,010 2,109,713
331,122,365
a
Personal Care Products  —  1 .7%
Kenvue, Inc. ............................ 1,208,102 22,470,697
Olaplex Holdings, Inc.
(a)
.................... 92,544 131,413
22,602,110
a
Tobacco  —  10 .3%
Altria Group, Inc. ......................... 1,220,779 49,038,693
Philip Morris International, Inc. ................ 1,035,126 92,291,834
141,330,527
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,512,446,252 ) ............................... 1,362,746,642
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 13,408,727 13,414,091
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 2,044,989 2,044,989
a
Total Short-Term Securities — 1.1%
(Cost: $ 15,457,431 ) ................................. 15,459,080
Total Investments — 100.8%
(Cost: $ 1,527,903,683 ) ............................... 1,378,205,722
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (10,815,184)
Net Assets — 100.0% ................................. $ 1,367,390,538
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,945,999  $ 8,467,357
(a)
$ —  $ (59) $ 794  $ 13,414,091  13,408,727  $ 10,723
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,141,939  —  (96,950)
(a)
—  —  2,044,989  2,044,989  67,676  —
$ (59) $ 794
$ 15,459,080
$ 78,399  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index ................................................. 65 12/15/23 $ 4,462 $ (87,673)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 87,673 $ — $ — $ — $ 87,673
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (459,061) $ — $ — $ — $ (459,061)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (213,165) $ — $ — $ — $ (213,165)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Consumer Staples ETF

2023
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,644,330
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,362,746,642  $ —  $ —  $ 1,362,746,642
Short-Term Securities
Money Market Funds ...................................... 15,459,080  —  —  15,459,080
$ 1,378,205,722  $ —  $ —  $ 1,378,205,722
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (87,673) $ —  $ —  $ (87,673)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Electrical Equipment  —  0 .2%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 241,378 $ 613,100
Plug Power, Inc.
(a) (b)
....................... 422,329 2,487,518
3,100,618
a
Energy Equipment & Services  —  9 .7%
Baker Hughes Co. , Class A .................. 814,227 28,025,693
Halliburton Co. .......................... 722,072 28,406,312
NOV, Inc. .............................. 315,109 6,289,576
Schlumberger Ltd. ........................ 1,020,516 56,801,921
TechnipFMC PLC ........................ 352,625 7,588,490
127,111,992
a
Oil, Gas & Consumable Fuels  —  88 .2%
Antero Midstream Corp. .................... 272,320 3,360,429
Antero Resources Corp.
(a)
................... 227,148 6,687,237
APA Corp. ............................. 249,278 9,901,322
Cheniere Energy, Inc. ...................... 194,901 32,435,424
Chesapeake Energy Corp. .................. 101,918 8,773,101
Chevron Corp. ........................... 1,230,439 179,311,876
ConocoPhillips .......................... 863,171 102,544,715
Coterra Energy, Inc. ....................... 599,883 16,496,783
Devon Energy Corp. ....................... 515,147 23,990,396
Diamondback Energy, Inc. ................... 145,592 23,341,309
DT Midstream, Inc. ........................ 77,936 4,206,206
EOG Resources, Inc. ...................... 426,933 53,900,291
EQT Corp. ............................. 289,655 12,275,579
Exxon Mobil Corp. ........................ 2,718,177 287,719,035
Hess Corp. ............................. 223,375 32,255,350
HF Sinclair Corp. ......................... 113,407 6,280,480
Kinder Morgan, Inc. , Class P ................. 1,576,494 25,539,203
Marathon Oil Corp. ........................ 499,411 13,638,914
Marathon Petroleum Corp. .................. 318,696 48,202,770
New Fortress Energy, Inc. , Class A ............. 51,875 1,571,813
Occidental Petroleum Corp. .................. 557,075 34,432,806
ONEOK, Inc. ............................ 359,199 23,419,775
Ovintiv, Inc. ............................. 206,215 9,898,320
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Phillips 66 .............................. 356,036 $ 40,613,027
Pioneer Natural Resources Co. ............... 178,349 42,625,411
Range Resources Corp. .................... 188,041 6,739,389
Southwestern Energy Co.
(a)
.................. 881,180 6,282,813
Targa Resources Corp. ..................... 179,667 15,021,958
Texas Pacific Land Corp. .................... 4,643 8,570,746
Valero Energy Corp. ....................... 279,297 35,470,719
Williams Companies, Inc. (The) ............... 978,925 33,675,020
1,149,182,217
a
Semiconductors & Semiconductor Equipment  —  1 .6%
Enphase Energy, Inc.
(a) (b)
.................... 106,940 8,510,285
First Solar, Inc.
(a) (b)
........................ 85,515 12,181,612
20,691,897
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,074,768,766 ) ............................... 1,300,086,724
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 8,753,612 8,757,113
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 2,259,629 2,259,629
a
Total Short-Term Securities — 0.9%
(Cost: $ 11,012,832 ) ................................. 11,016,742
Total Investments — 100.6%
(Cost: $ 1,085,781,598 ) ............................... 1,311,103,466
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (7,534,431)
Net Assets — 100.0% ................................. $ 1,303,569,035
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 11,919,612 $ — $ (3,164,448)
(a)
$ 2,768 $ (819) $ 8,757,113 8,753,612 $ 86,764
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,781,854 — (522,225)
(a)
— — 2,259,629 2,259,629 52,674 —
$ 2,768 $ (819)
$ 11,016,742
$ 139,438 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Energy ETF

2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 36 12/15/23 $ 3,226 $ (190,297)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 190,297 $ — $ — $ — $ 190,297
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 598,596 $ — $ — $ — $ 598,596
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (348,306) $ — $ — $ — $ (348,306)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,718,720
a

iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,300,086,724  $ —  $ —  $ 1,300,086,724
Short-Term Securities
Money Market Funds ...................................... 11,016,742  —  —  11,016,742
$ 1,311,103,466  $ —  $ —  $ 1,311,103,466
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (190,297) $ —  $ —  $ (190,297)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Banks  —  29 .9%
Bank of America Corp. ..................... 1,937,048 $ 51,021,844
Bank OZK ............................. 29,793 1,066,887
BOK Financial Corp. ....................... 7,979 522,784
Citigroup, Inc. ........................... 539,562 21,307,303
Citizens Financial Group, Inc. ................ 132,585 3,106,467
Comerica, Inc. ........................... 37,231 1,466,901
Commerce Bancshares, Inc. ................. 32,155 1,410,318
Cullen/Frost Bankers, Inc. ................... 18,153 1,651,741
East West Bancorp, Inc. .................... 39,807 2,134,451
Fifth Third Bancorp ....................... 190,536 4,517,609
First Citizens BancShares, Inc. , Class A .......... 3,337 4,607,529
First Financial Bankshares, Inc. ............... 36,550 879,028
First Horizon Corp. ........................ 158,122 1,699,812
FNB Corp. ............................. 101,935 1,089,685
Glacier Bancorp, Inc. ...................... 31,585 953,551
Home BancShares, Inc. .................... 53,332 1,090,639
Huntington Bancshares, Inc. ................. 406,271 3,920,515
JPMorgan Chase & Co. .................... 814,254 113,230,161
KeyCorp ............................... 262,963 2,687,482
M&T Bank Corp. ......................... 46,423 5,234,193
New York Community Bancorp, Inc. ............ 203,202 1,926,355
Pinnacle Financial Partners, Inc. ............... 21,756 1,356,704
PNC Financial Services Group, Inc. (The) ........ 111,585 12,773,135
Popular, Inc. ............................ 20,403 1,327,011
Prosperity Bancshares, Inc. .................. 26,564 1,448,801
Regions Financial Corp. .................... 263,269 3,825,299
SouthState Corp. ......................... 21,485 1,420,159
Synovus Financial Corp. .................... 41,492 1,081,696
TFS Financial Corp. ....................... 15,117 179,288
Truist Financial Corp. ...................... 372,731 10,570,651
U.S. Bancorp ........................... 436,244 13,907,459
UMB Financial Corp. ...................... 12,400 777,728
United Bankshares, Inc. .................... 38,223 1,087,062
Valley National Bancorp .................... 121,210 943,014
Webster Financial Corp. .................... 48,765 1,851,607
Wells Fargo & Co. ........................ 1,025,154 40,770,375
Western Alliance Bancorp ................... 31,033 1,275,456
Wintrust Financial Corp. .................... 17,314 1,293,183
Zions Bancorp NA ........................ 41,870 1,291,690
322,705,573
a
Capital Markets  —  29 .3%
Affiliated Managers Group, Inc. ............... 9,914 1,217,043
Ameriprise Financial, Inc. ................... 28,756 9,045,775
Ares Management Corp. , Class A .............. 46,183 4,553,182
Bank of New York Mellon Corp. (The) ........... 218,206 9,273,755
BlackRock, Inc.
(a)
......................... 39,323 24,076,686
Blackstone, Inc. , NVS ...................... 198,867 18,365,367
Blue Owl Capital, Inc. , Class A ................ 114,718 1,414,473
Carlyle Group, Inc. (The) .................... 61,089 1,682,391
Cboe Global Markets, Inc. ................... 29,526 4,839,016
Charles Schwab Corp. (The) ................. 416,639 21,681,894
CME Group, Inc. , Class A ................... 100,798 21,516,341
Coinbase Global, Inc. , Class A
(b) (c)
.............. 47,454 3,659,652
FactSet Research Systems, Inc. ............... 10,673 4,609,562
Federated Hermes, Inc. , Class B .............. 25,157 797,477
Franklin Resources, Inc. .................... 80,420 1,832,772
Goldman Sachs Group, Inc. (The) ............. 92,371 28,044,759
Houlihan Lokey, Inc. , Class A ................. 14,571 1,464,677
Interactive Brokers Group, Inc. , Class A .......... 30,064 2,407,224
Intercontinental Exchange, Inc. ............... 160,363 17,229,401
Invesco Ltd. ............................ 126,905 1,645,958
Security Shares Value
a
Capital Markets (continued)
Janus Henderson Group PLC ................ 37,694 $ 869,601
Jefferies Financial Group, Inc. ................ 50,006 1,609,193
KKR & Co., Inc. .......................... 181,368 10,047,787
Lazard Ltd. , Class A ....................... 32,062 890,362
LPL Financial Holdings, Inc. .................. 21,351 4,793,727
MarketAxess Holdings, Inc. .................. 10,632 2,272,590
Moody's Corp. ........................... 44,217 13,618,836
Morgan Stanley .......................... 357,486 25,317,159
Morningstar, Inc. ......................... 7,362 1,864,353
MSCI, Inc. , Class A ....................... 22,159 10,449,076
Nasdaq, Inc. ............................ 94,867 4,705,403
Northern Trust Corp. ....................... 58,089 3,828,646
Raymond James Financial, Inc. ............... 52,596 5,019,762
Robinhood Markets, Inc. , Class A
(b)
............. 155,445 1,420,767
S&P Global, Inc. ......................... 91,173 31,847,641
SEI Investments Co. ....................... 28,478 1,528,129
State Street Corp. ........................ 89,166 5,762,799
Stifel Financial Corp. ...................... 29,490 1,680,930
T Rowe Price Group, Inc. ................... 62,873 5,690,007
TPG, Inc. , Class A ........................ 17,199 475,380
Tradeweb Markets, Inc. , Class A ............... 32,217 2,899,852
Virtu Financial, Inc. , Class A .................. 27,138 501,782
316,451,187
a
Consumer Finance  —  4 .8%
Ally Financial, Inc. ........................ 77,904 1,884,498
American Express Co. ..................... 163,016 23,805,227
Capital One Financial Corp. .................. 106,876 10,825,470
Credit Acceptance Corp.
(b)
................... 1,817 731,215
Discover Financial Services .................. 70,068 5,751,181
FirstCash Holdings, Inc. .................... 10,483 1,141,808
OneMain Holdings, Inc. ..................... 34,147 1,226,902
SLM Corp. ............................. 64,408 837,304
SoFi Technologies, Inc.
(b)
.................... 268,474 2,026,979
Synchrony Financial ....................... 117,825 3,304,991
51,535,575
a
Financial Services  —  35 .8%
Apollo Global Management, Inc. ............... 122,843 9,512,962
Berkshire Hathaway, Inc. , Class B
(b)
............ 510,977 174,411,779
Equitable Holdings, Inc. .................... 92,078 2,446,512
Essent Group Ltd. ........................ 30,241 1,428,585
Mastercard, Inc. , Class A .................... 233,121 87,735,088
MGIC Investment Corp. .................... 79,837 1,344,455
NCR Atleos Corp.
(b)
....................... 18,736 413,316
Radian Group, Inc. ........................ 45,179 1,144,836
Rocket Companies, Inc. , Class A
(b)
............. 35,494 262,301
UWM Holdings Corp. , Class A ................ 28,460 138,031
Visa, Inc. , Class A ........................ 450,205 105,843,196
Voya Financial, Inc. ....................... 29,913 1,997,291
386,678,352
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,288,387,344 ) ............................... 1,077,370,687

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(a) (d) (e)
..................... 3,535,266 $ 3,536,680
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(a) (d)
............................ 956,607 956,607
a
Total Short-Term Securities — 0.4%
(Cost: $ 4,492,571 ) .................................. 4,493,287
Total Investments — 100.2%
(Cost: $ 1,292,879,915 ) ............................... 1,081,863,974
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (1,702,719)
Net Assets — 100.0% ................................. $ 1,080,161,255
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 10,173,755 $ — $ (6,637,871)
(a)
$ 1,666 $ (870) $ 3,536,680 3,535,266 $ 33,432
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,545,343 — (588,736)
(a)
— — 956,607 956,607 64,179 —
BlackRock, Inc. .. 35,714,552 3,278,700 (12,783,197) (2,058,425) (74,944) 24,076,686 39,323 516,485 —
$ (2,056,759) $ (75,814)
$ 28,569,973
$ 614,096 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 25 12/15/23 $ 2,502 $ (75,835)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 75,835 $ — $ — $ — $ 75,835

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Financial Services ETF

2023
iShares Semi-Annual Report to Shareholders
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 62,976 $ — $ — $ — $ 62,976
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (198,374) $ — $ — $ — $ (198,374)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,837,756
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,077,370,687  $ —  $ —  $ 1,077,370,687
Short-Term Securities
Money Market Funds ...................................... 4,493,287  —  —  4,493,287
$ 1,081,863,974  $ —  $ —  $ 1,081,863,974
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (75,835) $ —  $ —  $ (75,835)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  28 .0%
Bank of America Corp. ..................... 2,962,652 $ 78,036,254
Bank OZK ............................. 50,574 1,811,055
BOK Financial Corp. ....................... 13,215 865,847
Citigroup, Inc. ........................... 912,643 36,040,272
Citizens Financial Group, Inc. ................ 220,940 5,176,624
Columbia Banking System, Inc. ............... 98,342 1,934,387
Comerica, Inc. ........................... 61,871 2,437,717
Commerce Bancshares, Inc. ................. 53,839 2,361,379
Cullen/Frost Bankers, Inc. ................... 27,848 2,533,889
East West Bancorp, Inc. .................... 65,496 3,511,895
Fifth Third Bancorp ....................... 316,712 7,509,241
First Citizens BancShares, Inc. , Class A .......... 5,058 6,983,783
First Hawaiian, Inc. ....................... 60,256 1,080,390
First Horizon Corp. ........................ 260,417 2,799,483
FNB Corp. ............................. 168,520 1,801,479
Huntington Bancshares, Inc. ................. 671,063 6,475,758
JPMorgan Chase & Co. .................... 1,147,407 159,558,417
KeyCorp ............................... 436,833 4,464,433
M&T Bank Corp. ......................... 77,177 8,701,707
New York Community Bancorp, Inc. ............ 334,125 3,167,505
NU Holdings, Ltd. , Class A
(a)
................. 1,076,271 8,825,422
Pinnacle Financial Partners, Inc. ............... 35,109 2,189,397
PNC Financial Services Group, Inc. (The) ........ 186,628 21,363,307
Popular, Inc. ............................ 33,153 2,156,271
Prosperity Bancshares, Inc. .................. 40,623 2,215,578
Regions Financial Corp. .................... 436,071 6,336,112
Synovus Financial Corp. .................... 68,336 1,781,520
TFS Financial Corp. ....................... 24,689 292,812
Truist Financial Corp. ...................... 619,092 17,557,449
U.S. Bancorp ........................... 715,384 22,806,442
Webster Financial Corp. .................... 81,696 3,101,997
Wells Fargo & Co. ........................ 1,715,889 68,240,906
Western Alliance Bancorp ................... 51,029 2,097,292
Wintrust Financial Corp. .................... 28,703 2,143,827
Zions Bancorp NA ........................ 67,855 2,093,327
500,453,174
a
Capital Markets  —  29 .6%
Affiliated Managers Group, Inc. ............... 16,789 2,061,018
Ameriprise Financial, Inc. ................... 49,064 15,434,062
Ares Management Corp. , Class A .............. 74,766 7,371,180
Bank of New York Mellon Corp. (The) ........... 363,927 15,466,897
BlackRock, Inc.
(b)
......................... 69,401 42,492,844
Blackstone, Inc. , NVS ...................... 332,682 30,723,183
Blue Owl Capital, Inc. , Class A ................ 210,478 2,595,194
Carlyle Group, Inc. (The) .................... 99,209 2,732,216
Cboe Global Markets, Inc. ................... 49,070 8,042,082
Charles Schwab Corp. (The) ................. 691,972 36,010,223
CME Group, Inc. , Class A ................... 167,919 35,843,990
Coinbase Global, Inc. , Class A
(a) (c)
.............. 77,747 5,995,849
Evercore, Inc. , Class A ..................... 16,786 2,185,201
FactSet Research Systems, Inc. ............... 17,899 7,730,399
Franklin Resources, Inc. .................... 132,764 3,025,692
Goldman Sachs Group, Inc. (The) ............. 151,159 45,893,384
Houlihan Lokey, Inc. , Class A ................. 23,698 2,382,123
Interactive Brokers Group, Inc. , Class A .......... 47,350 3,791,315
Intercontinental Exchange, Inc. ............... 264,262 28,392,309
Invesco Ltd. ............................ 170,147 2,206,807
Janus Henderson Group PLC ................ 63,071 1,455,048
Jefferies Financial Group, Inc. ................ 89,082 2,866,659
KKR & Co., Inc. .......................... 301,407 16,697,948
Lazard Ltd. , Class A ....................... 51,733 1,436,625
Security Shares Value
a
Capital Markets (continued)
LPL Financial Holdings, Inc. .................. 36,390 $ 8,170,283
MarketAxess Holdings, Inc. .................. 17,374 3,713,692
Moody's Corp. ........................... 74,082 22,817,256
Morgan Stanley .......................... 562,260 39,819,253
Morningstar, Inc. ......................... 11,984 3,034,828
MSCI, Inc. , Class A ....................... 35,837 16,898,937
Nasdaq, Inc. ............................ 159,358 7,904,157
Northern Trust Corp. ....................... 95,583 6,299,876
Raymond James Financial, Inc. ............... 88,274 8,424,871
Robinhood Markets, Inc. , Class A
(a) (c)
............ 312,141 2,852,969
S&P Global, Inc. ......................... 149,773 52,317,207
SEI Investments Co. ....................... 47,868 2,568,597
State Street Corp. ........................ 148,456 9,594,711
Stifel Financial Corp. ...................... 48,323 2,754,411
T Rowe Price Group, Inc. ................... 102,917 9,313,988
TPG, Inc. , Class A ........................ 30,630 846,613
Tradeweb Markets, Inc. , Class A ............... 53,532 4,818,415
Virtu Financial, Inc. , Class A .................. 42,784 791,076
XP, Inc. , Class A ......................... 154,927 3,098,540
528,871,928
a
Consumer Finance  —  1 .1%
Ally Financial, Inc. ........................ 125,787 3,042,787
Credit Acceptance Corp.
(a) (c)
.................. 3,027 1,218,156
Discover Financial Services .................. 116,939 9,598,353
OneMain Holdings, Inc. ..................... 52,848 1,898,829
SLM Corp. ............................. 106,014 1,378,182
SoFi Technologies, Inc.
(a) (c)
................... 430,896 3,253,265
20,389,572
a
Financial Services  —  15 .1%
Apollo Global Management, Inc. ............... 243,466 18,854,007
Berkshire Hathaway, Inc. , Class B
(a)
............ 702,249 239,698,651
Equitable Holdings, Inc. .................... 167,818 4,458,925
MGIC Investment Corp. .................... 134,669 2,267,826
Rocket Companies, Inc. , Class A
(a)
............. 60,126 444,331
UWM Holdings Corp. , Class A ................ 47,253 229,177
Voya Financial, Inc. ....................... 45,947 3,067,881
269,020,798
a
Insurance  —  24 .7%
Aflac, Inc. .............................. 281,266 21,969,687
Allstate Corp. (The) ....................... 122,771 15,730,648
American Financial Group, Inc. ............... 34,164 3,736,175
American International Group, Inc. ............. 338,307 20,741,602
Aon PLC , Class A ........................ 94,386 29,203,028
Arch Capital Group Ltd.
(a)
................... 167,419 14,511,879
Arthur J Gallagher & Co. .................... 98,819 23,270,886
Assurant, Inc. ........................... 24,613 3,664,876
Assured Guaranty Ltd. ..................... 26,502 1,653,725
Axis Capital Holdings Ltd. ................... 38,687 2,209,028
Brighthouse Financial, Inc.
(a)
................. 31,079 1,407,879
Brown & Brown, Inc. ....................... 110,616 7,678,963
Chubb Ltd. ............................. 192,921 41,404,705
Cincinnati Financial Corp. ................... 71,631 7,139,462
CNA Financial Corp. ....................... 13,972 564,469
Everest Group Ltd. ........................ 20,091 7,948,401
Fidelity National Financial, Inc. ................ 117,355 4,587,407
First American Financial Corp. ................ 46,735 2,404,048
Globe Life, Inc. .......................... 42,488 4,943,904
Hanover Insurance Group, Inc. (The) ........... 16,657 1,952,367
Hartford Financial Services Group, Inc. (The) ...... 144,604 10,621,164
Kemper Corp. ........................... 28,511 1,137,019
Kinsale Capital Group, Inc. .................. 10,184 3,400,539
Lincoln National Corp. ..................... 77,653 1,690,506

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Insurance (continued)
Loews Corp. ............................ 88,289 $ 5,651,379
Markel Group, Inc.
(a)
....................... 6,124 9,005,464
Marsh & McLennan Companies, Inc. ............ 231,092 43,826,598
MetLife, Inc. ............................ 304,484 18,272,085
Old Republic International Corp. ............... 125,839 3,445,472
Primerica, Inc. ........................... 17,054 3,260,043
Principal Financial Group, Inc. ................ 112,791 7,633,695
Progressive Corp. (The) .................... 273,358 43,215,166
Prudential Financial, Inc. .................... 171,559 15,687,355
Reinsurance Group of America, Inc. ............ 31,431 4,697,992
RenaissanceRe Holdings Ltd. ................ 23,530 5,166,953
RLI Corp. .............................. 18,930 2,522,233
Ryan Specialty Holdings, Inc. , Class A
(a) (c)
........ 43,779 1,891,253
Travelers Companies, Inc. (The) ............... 107,991 18,082,013
Unum Group ............................ 94,157 4,604,277
W R Berkley Corp. ........................ 95,487 6,437,733
White Mountains Insurance Group Ltd.
(c)
......... 1,154 1,651,085
Willis Towers Watson PLC ................... 49,169 11,598,475
440,221,638
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .6%
AGNC Investment Corp. .................... 278,286 2,053,751
Annaly Capital Management, Inc. .............. 231,732 3,617,337
Rithm Capital Corp. ....................... 231,028 2,155,491
Starwood Property Trust, Inc. ................. 138,699 2,461,907
10,288,486
a
Security Shares Value
a
Professional Services  —  0 .5%
Broadridge Financial Solutions, Inc. ............ 54,680 $ 9,330,595
a
Total Long-Term Investments — 99.6%
(Cost: $ 1,972,392,568 ) ............................... 1,778,576,191
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(b) (d) (e)
..................... 11,286,460 11,290,974
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(b) (d)
............................ 4,930,272 4,930,272
a
Total Short-Term Securities — 0.9%
(Cost: $ 16,219,503 ) ................................. 16,221,246
Total Investments — 100.5%
(Cost: $ 1,988,612,071 ) ............................... 1,794,797,437
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (9,672,053)
Net Assets — 100.0% ................................. $ 1,785,125,384
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 10,407,784 $ 884,869
(a)
$ — $ 1,047 $ (2,726) $ 11,290,974 11,286,460 $ 62,933
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,803,006 2,127,266
(a)
— — — 4,930,272 4,930,272 124,283 —
BlackRock, Inc. ... 47,538,411 3,821,952 (4,758,521) (175,268) (3,933,730) 42,492,844 69,401 682,545 —
$ (174,221) $ (3,936,456)
$ 58,714,090
$ 869,761 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 58 12/15/23 $ 5,805 $ (214,428)
E-Mini S&P MidCap 400 Index ............................................................ 2 12/15/23 475 (5,365)
$ (219,793)

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 219,793 $ — $ — $ — $ 219,793
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 160,296 $ — $ — $ — $ 160,296
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (368,227) $ — $ — $ — $ (368,227)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,614,680
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,778,576,191  $ —  $ —  $ 1,778,576,191
Short-Term Securities
Money Market Funds ...................................... 16,221,246  —  —  16,221,246
$ 1,794,797,437  $ —  $ —  $ 1,794,797,437
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (219,793) $ —  $ —  $ (219,793)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Biotechnology  —  18 .0%
AbbVie, Inc. ............................ 1,052,127 $ 148,539,290
Alnylam Pharmaceuticals, Inc.
(a)
............... 73,755 11,196,009
Amgen, Inc. ............................ 318,489 81,437,637
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 59,341 2,887,533
Biogen, Inc.
(a)
........................... 85,855 20,393,997
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 111,475 9,079,639
Exact Sciences Corp.
(a)
..................... 106,359 6,550,651
Exelixis, Inc.
(a)
........................... 191,069 3,934,111
Gilead Sciences, Inc. ...................... 745,179 58,526,359
Incyte Corp.
(a)
........................... 109,804 5,921,730
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 84,512 3,741,346
Karuna Therapeutics, Inc.
(a) (b)
................. 21,210 3,533,798
Mirati Therapeutics, Inc.
(a) (b)
.................. 27,324 1,517,302
Moderna, Inc.
(a)
.......................... 198,111 15,048,511
Natera, Inc.
(a)
........................... 61,984 2,446,508
Neurocrine Biosciences, Inc.
(a)
................ 57,559 6,385,595
Regeneron Pharmaceuticals, Inc.
(a) (b)
............ 61,766 48,170,686
Roivant Sciences, Ltd.
(a)
.................... 205,761 1,777,775
Sarepta Therapeutics, Inc.
(a) (b)
................ 53,275 3,585,940
Seagen, Inc.
(a)
........................... 83,503 17,770,273
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 40,414 1,430,656
United Therapeutics Corp.
(a)
.................. 26,888 5,992,260
Vertex Pharmaceuticals, Inc.
(a)
................ 153,590 55,616,475
515,484,081
a
Chemicals  —  0 .1%
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 916,351 1,255,401
a
Health Care Equipment & Supplies  —  19 .1%
Abbott Laboratories ....................... 1,032,092 97,584,298
Align Technology, Inc.
(a)
..................... 45,486 8,396,261
Baxter International, Inc. .................... 301,209 9,768,208
Becton Dickinson & Co. .................... 168,954 42,708,192
Boston Scientific Corp.
(a)
.................... 855,977 43,817,463
Cooper Companies, Inc. (The) ................ 28,941 9,022,357
Dentsply Sirona, Inc. ...................... 125,982 3,831,112
Dexcom, Inc.
(a) (b)
......................... 230,478 20,473,361
Edwards Lifesciences Corp.
(a)
................ 358,889 22,868,407
Enovis Corp.
(a) (b)
.......................... 31,343 1,438,644
Envista Holdings Corp.
(a) (b)
................... 97,388 2,266,219
GE HealthCare Technologies, Inc. ............. 232,368 15,468,738
Globus Medical, Inc. , Class A
(a)
............... 70,645 3,229,183
Hologic, Inc.
(a)
........................... 144,753 9,578,306
ICU Medical, Inc.
(a) (b)
....................... 12,009 1,177,602
IDEXX Laboratories, Inc.
(a)
................... 49,072 19,602,792
Inspire Medical Systems, Inc.
(a)
............... 17,179 2,528,062
Insulet Corp.
(a) (b)
.......................... 41,286 5,473,285
Integra LifeSciences Holdings Corp.
(a)
........... 42,696 1,535,348
Intuitive Surgical, Inc.
(a)
..................... 208,227 54,601,284
Masimo Corp.
(a)
.......................... 25,554 2,073,196
Medtronic PLC .......................... 791,903 55,876,676
Novocure Ltd.
(a)
.......................... 61,929 823,656
Penumbra, Inc.
(a)
......................... 21,632 4,134,957
QuidelOrtho Corp.
(a) (b)
...................... 31,717 1,937,274
ResMed, Inc. ........................... 86,512 12,217,225
Shockwave Medical, Inc.
(a) (b)
................. 21,601 4,455,422
STERIS PLC ............................ 59,091 12,407,928
Stryker Corp. ........................... 211,786 57,228,813
Tandem Diabetes Care, Inc.
(a)
................ 37,771 653,438
Teleflex, Inc. ............................ 28,006 5,174,108
Zimmer Biomet Holdings, Inc. ................ 125,126 13,064,406
545,416,221
a
Security Shares Value
a
Health Care Providers & Services  —  20 .4%
Acadia Healthcare Co., Inc.
(a) (b)
................ 53,575 $ 3,938,298
agilon health, Inc.
(a) (b)
...................... 173,658 3,125,844
Amedisys, Inc.
(a)
......................... 19,051 1,742,976
Cardinal Health, Inc. ....................... 151,893 13,822,263
Centene Corp.
(a)
......................... 322,405 22,239,497
Chemed Corp. ........................... 8,740 4,917,561
Cigna Group (The) ........................ 174,062 53,819,970
DaVita, Inc.
(a)
............................ 31,985 2,470,202
Elevance Health, Inc. ...................... 141,338 63,614,820
Encompass Health Corp. ................... 58,601 3,666,079
HCA Healthcare, Inc. ...................... 121,889 27,563,978
Henry Schein, Inc.
(a)
....................... 77,643 5,045,242
Humana, Inc. ........................... 74,469 38,998,671
Laboratory Corp. of America Holdings ........... 52,709 10,527,569
Molina Healthcare, Inc.
(a) (b)
................... 34,420 11,460,139
Premier, Inc. , Class A ...................... 69,807 1,341,691
Quest Diagnostics, Inc. ..................... 66,720 8,680,272
R1 RCM, Inc.
(a) (b)
......................... 91,667 1,080,754
Tenet Healthcare Corp.
(a)
.................... 60,196 3,232,525
UnitedHealth Group, Inc. .................... 554,211 296,813,243
Universal Health Services, Inc. , Class B ......... 36,090 4,543,370
582,644,964
a
Health Care Technology  —  0 .7%
Certara, Inc.
(a) (b)
.......................... 70,537 859,846
Doximity, Inc. , Class A
(a) (b)
................... 70,923 1,448,957
Teladoc Health, Inc.
(a) (b)
..................... 96,337 1,593,414
Veeva Systems, Inc. , Class A
(a) (b)
.............. 86,295 16,629,909
20,532,126
a
Life Sciences Tools & Services  —  10 .5%
10X Genomics, Inc. , Class A
(a)
................ 54,527 1,923,713
Agilent Technologies, Inc. ................... 175,981 18,191,156
Avantor, Inc.
(a) (b)
.......................... 401,938 7,005,779
Azenta, Inc.
(a)
........................... 38,022 1,728,100
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 12,514 3,444,854
Bio-Techne Corp. ......................... 92,693 5,063,819
Bruker Corp. ............................ 63,293 3,607,701
Charles River Laboratories International, Inc.
(a)
..... 30,237 5,090,701
Danaher Corp. .......................... 392,403 75,349,224
Fortrea Holdings, Inc.
(a) (b)
.................... 52,381 1,487,620
ICON PLC
(a)
............................ 48,550 11,844,258
Illumina, Inc.
(a)
........................... 94,215 10,309,005
IQVIA Holdings, Inc.
(a)
...................... 109,865 19,866,888
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
.... 65,589 449,941
Medpace Holdings, Inc.
(a) (b)
.................. 13,913 3,376,268
QIAGEN NV
(a)
........................... 135,506 5,071,990
Repligen Corp.
(a)
......................... 33,108 4,455,012
Revvity, Inc. ............................ 75,221 6,232,060
Sotera Health Co.
(a)
....................... 58,202 736,837
Thermo Fisher Scientific, Inc. ................. 230,011 102,301,992
West Pharmaceutical Services, Inc. ............ 44,097 14,035,634
301,572,552
a
Pharmaceuticals  —  31 .0%
Bristol-Myers Squibb Co. .................... 1,253,339 64,584,559
Catalent, Inc.
(a) (b)
......................... 107,382 3,692,867
Elanco Animal Health, Inc.
(a)
.................. 293,240 2,583,444
Eli Lilly & Co. ........................... 504,569 279,495,906
Jazz Pharmaceuticals PLC
(a)
................. 36,358 4,618,193
Johnson & Johnson ....................... 1,436,903 213,150,191
Merck & Co., Inc. ......................... 1,514,429 155,531,858
Organon & Co. .......................... 151,909 2,246,734
Perrigo Co. PLC ......................... 80,679 2,229,968
Pfizer, Inc. ............................. 3,368,827 102,951,353

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Pharmaceuticals (continued)
Royalty Pharma PLC , Class A ................ 221,203 $ 5,943,725
Viatris, Inc. ............................. 712,648 6,342,567
Zoetis, Inc. , Class A ....................... 275,947 43,323,679
886,695,044
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,848,129,716 ) ............................... 2,853,600,389
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 50,292,563 50,312,680
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 4,075,721 4,075,721
a
Total Short-Term Securities — 1.9%
(Cost: $ 54,372,027 ) ................................. 54,388,401
Total Investments — 101.7%
(Cost: $ 2,902,501,743 ) ............................... 2,907,988,790
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (47,504,486)
Net Assets — 100.0% ................................. $ 2,860,484,304
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 45,927,072  $ 4,393,328
(a)
$ —  $ (4,805) $ (2,915) $ 50,312,680  50,292,563  $ 406,172
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,447,581  628,140
(a)
—  —  —  4,075,721  4,075,721  113,079  —
$ (4,805) $ (2,915)
$ 54,388,401
$ 519,251  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 54 12/15/23 $ 6,823 $ (275,944)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Healthcare ETF

2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 275,944 $ — $ — $ — $ 275,944
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 52,929 $ — $ — $ — $ 52,929
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (405,467) $ — $ — $ — $ (405,467)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 7,973,415
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,853,600,389  $ —  $ —  $ 2,853,600,389
Short-Term Securities
Money Market Funds ...................................... 54,388,401  —  —  54,388,401
$ 2,907,988,790  $ —  $ —  $ 2,907,988,790
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (275,944) $ —  $ —  $ (275,944)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  13 .0%
Axon Enterprise, Inc.
(a)
..................... 14,995 $ 3,066,327
Boeing Co. (The)
(a)
........................ 120,373 22,488,084
BWX Technologies, Inc. .................... 19,701 1,463,390
Curtiss-Wright Corp. ....................... 8,222 1,634,616
General Dynamics Corp. .................... 52,828 12,747,925
HEICO Corp.
(b)
.......................... 9,768 1,547,349
HEICO Corp. , Class A ...................... 17,231 2,190,577
Howmet Aerospace, Inc. .................... 81,817 3,608,130
Huntington Ingalls Industries, Inc. .............. 8,444 1,856,160
L3Harris Technologies, Inc. .................. 40,814 7,322,440
Lockheed Martin Corp. ..................... 48,816 22,193,706
Mercury Systems, Inc.
(a) (b)
................... 10,664 383,691
Northrop Grumman Corp. ................... 30,898 14,566,244
RTX Corp. ............................. 315,458 25,675,127
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 22,902 517,585
Textron, Inc. ............................ 42,657 3,241,932
TransDigm Group, Inc.
(a)
.................... 11,310 9,365,698
Woodward, Inc. .......................... 12,755 1,590,548
135,459,529
a
Air Freight & Logistics  —  3 .9%
CH Robinson Worldwide, Inc. ................ 24,895 2,037,158
Expeditors International of Washington, Inc. ....... 32,812 3,584,711
FedEx Corp. ............................ 50,052 12,017,485
GXO Logistics, Inc.
(a)
...................... 25,222 1,273,963
United Parcel Service, Inc. , Class B ............ 156,329 22,081,472
40,994,789
a
Building Products  —  4 .6%
A O Smith Corp. ......................... 26,459 1,845,780
Advanced Drainage Systems, Inc.
(b)
............ 14,702 1,570,615
Allegion PLC ............................ 18,916 1,860,578
Armstrong World Industries, Inc. ............... 9,654 732,642
AZEK Co., Inc. (The) , Class A
(a)
............... 28,635 750,237
Builders FirstSource, Inc.
(a)
.................. 27,462 2,980,176
Carlisle Companies, Inc. .................... 10,688 2,715,714
Carrier Global Corp. ....................... 179,770 8,567,838
Fortune Brands Innovations, Inc. .............. 27,260 1,521,108
Hayward Holdings, Inc.
(a) (b)
................... 28,657 300,899
Johnson Controls International PLC ............ 148,258 7,267,607
Lennox International, Inc. ................... 6,912 2,561,172
Masco Corp. ............................ 48,497 2,526,209
Owens Corning .......................... 19,365 2,195,410
Trane Technologies PLC .................... 49,132 9,350,311
Trex Co., Inc.
(a) (b)
......................... 23,415 1,316,157
48,062,453
a
Chemicals  —  2 .8%
Axalta Coating Systems Ltd.
(a)
................ 47,711 1,251,459
DuPont de Nemours, Inc. ................... 99,066 7,219,930
PPG Industries, Inc. ....................... 50,642 6,217,318
RPM International, Inc. ..................... 27,425 2,503,080
Sherwin-Williams Co. (The) .................. 51,336 12,228,749
29,420,536
a
Commercial Services & Supplies  —  1 .5%
Cintas Corp. ............................ 18,695 9,480,608
MSA Safety, Inc. ......................... 7,944 1,254,199
Tetra Tech, Inc. .......................... 11,453 1,728,372
Veralto Corp.
(a) (b)
......................... 47,361 3,267,909
Vestis Corp.
(a)
........................... 25,251 386,088
16,117,176
a
Security Shares Value
a
Construction & Engineering  —  1 .3%
AECOM ............................... 28,217 $ 2,160,011
EMCOR Group, Inc. ....................... 10,110 2,089,232
MasTec, Inc.
(a) (b)
.......................... 13,381 795,367
MDU Resources Group, Inc. ................. 43,925 817,444
Quanta Services, Inc.
(b)
..................... 31,011 5,182,558
Valmont Industries, Inc. ..................... 4,476 881,369
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 42,390 1,670,590
13,596,571
a
Construction Materials  —  1 .2%
Eagle Materials, Inc. ....................... 7,632 1,174,641
Martin Marietta Materials, Inc. ................ 13,318 5,446,263
Vulcan Materials Co. ...................... 28,581 5,615,881
12,236,785
a
Consumer Finance  —  2 .8%
American Express Co. ..................... 127,716 18,650,368
Capital One Financial Corp. .................. 81,801 8,285,623
Synchrony Financial ....................... 89,804 2,519,002
29,454,993
a
Containers & Packaging  —  1 .9%
Amcor PLC ............................. 319,199 2,837,679
AptarGroup, Inc. ......................... 14,105 1,724,618
Ardagh Group SA ........................ 5,329 32,267
Ardagh Metal Packaging SA ................. 31,843 107,311
Ball Corp. .............................. 66,457 3,199,905
Berry Global Group, Inc. .................... 25,712 1,414,160
Crown Holdings, Inc. ...................... 22,973 1,851,624
Graphic Packaging Holding Co. ............... 65,661 1,412,368
Packaging Corp. of America ................. 19,069 2,918,510
Sealed Air Corp. ......................... 30,982 953,936
Silgan Holdings, Inc. ....................... 18,025 722,082
Sonoco Products Co. ...................... 21,200 1,098,372
Westrock Co. ........................... 54,784 1,968,389
20,241,221
a
Diversified Consumer Services  —  0 .0%
ADT, Inc. .............................. 44,896 254,111
a
Electrical Equipment  —  5 .0%
Acuity Brands, Inc. ........................ 6,774 1,097,185
AMETEK, Inc. ........................... 49,624 6,985,571
Eaton Corp. PLC ......................... 85,963 17,872,567
Emerson Electric Co. ...................... 123,185 10,959,769
Generac Holdings, Inc.
(a)
.................... 13,115 1,102,578
Hubbell, Inc. ............................ 11,555 3,121,006
nVent Electric PLC ........................ 35,472 1,707,267
Regal Rexnord Corp.
(b)
..................... 14,264 1,689,000
Rockwell Automation, Inc. ................... 24,792 6,515,586
Sensata Technologies Holding PLC ............ 32,530 1,037,056
52,087,585
a
Electronic Equipment, Instruments & Components  —  1 .7%
Cognex Corp. ........................... 37,251 1,340,664
Crane NXT Co. .......................... 10,462 544,024
Keysight Technologies, Inc.
(a)
................. 38,283 4,672,440
Littelfuse, Inc. ........................... 5,218 1,130,584
Teledyne Technologies, Inc.
(a)
................. 10,051 3,765,004
Trimble, Inc.
(a)
........................... 53,147 2,504,818
Vontier Corp. ............................ 33,578 992,566
Zebra Technologies Corp. , Class A
(a)
............ 11,026 2,309,175
17,259,275
a

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Financial Services  —  19 .6%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 47,439 $ 835,401
Block, Inc. , Class A
(a)
...................... 116,981 4,708,485
Euronet Worldwide, Inc.
(a)
................... 10,271 789,224
Fidelity National Information Services, Inc. ........ 127,735 6,273,066
Fiserv, Inc.
(a)
............................ 131,077 14,910,009
FleetCor Technologies, Inc.
(a)
................. 15,504 3,491,036
Global Payments, Inc. ..................... 56,445 5,995,588
Jack Henry & Associates, Inc. ................ 15,685 2,211,428
Mastercard, Inc. , Class A .................... 181,118 68,163,759
NCR Atleos Corp.
(a)
....................... 13,873 306,038
PayPal Holdings, Inc.
(a)
..................... 242,362 12,554,351
Shift4 Payments, Inc. , Class A
(a)
............... 11,932 531,213
Visa, Inc. , Class A ........................ 349,590 82,188,609
Western Union Co. (The) ................... 68,980 778,784
WEX, Inc.
(a)
............................. 9,283 1,545,434
205,282,425
a
Ground Transportation  —  6 .6%
CSX Corp. ............................. 432,427 12,907,946
JB Hunt Transport Services, Inc. .............. 17,753 3,051,208
Knight-Swift Transportation Holdings, Inc. , Class A .. 33,674 1,646,322
Landstar System, Inc. ...................... 7,713 1,270,948
Norfolk Southern Corp. ..................... 49,038 9,355,960
Old Dominion Freight Line, Inc. ............... 21,283 8,016,455
Ryder System, Inc. ........................ 9,757 951,698
Saia, Inc.
(a)
............................. 5,726 2,052,714
Schneider National, Inc. , Class B .............. 11,928 302,136
Union Pacific Corp. ....................... 131,586 27,318,569
XPO, Inc.
(a)
............................. 24,563 1,862,121
68,736,077
a
Household Durables  —  0 .2%
Mohawk Industries, Inc.
(a)
................... 11,481 922,843
TopBuild Corp.
(a)
......................... 6,831 1,562,659
2,485,502
a
Industrial Conglomerates  —  6 .0%
3M Co. ................................ 118,681 10,794,037
General Electric Co. ....................... 234,036 25,423,331
Honeywell International, Inc. ................. 143,727 26,339,410
62,556,778
a
IT Services  —  3 .9%
Accenture PLC , Class A .................... 136,404 40,524,264
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 15,292 1,062,335
a
Life Sciences Tools & Services  —  0 .7%
Mettler-Toledo International, Inc.
(a)
............. 4,699 4,629,455
Waters Corp.
(a)
.......................... 12,631 3,012,872
7,642,327
a
Machinery  —  14 .4%
AGCO Corp. ............................ 13,494 1,547,222
Allison Transmission Holdings, Inc. ............. 19,596 988,030
Caterpillar, Inc. .......................... 111,483 25,200,732
CNH Industrial N.V. ....................... 210,808 2,314,672
Crane Co. .............................. 10,388 1,011,064
Cummins, Inc. ........................... 30,594 6,617,482
Deere & Co. ............................ 58,248 21,281,489
Donaldson Co., Inc. ....................... 26,107 1,505,330
Dover Corp. ............................ 30,092 3,910,456
Esab Corp. ............................. 12,179 770,931
Flowserve Corp. ......................... 28,305 1,039,360
Fortive Corp. ............................ 76,295 4,980,538
Security Shares Value
a
Machinery (continued)
Gates Industrial Corp. PLC
(a)
................. 22,961 $ 250,734
Graco, Inc. ............................. 36,132 2,686,414
IDEX Corp. ............................. 16,308 3,121,514
Illinois Tool Works, Inc. ..................... 65,462 14,671,344
Ingersoll Rand, Inc. ....................... 87,319 5,298,517
ITT, Inc. ............................... 17,818 1,663,310
Lincoln Electric Holdings, Inc. ................ 12,026 2,102,145
Middleby Corp. (The)
(a)
..................... 11,457 1,293,152
Nordson Corp. ........................... 12,325 2,620,172
Oshkosh Corp. .......................... 14,047 1,232,343
Otis Worldwide Corp. ...................... 89,197 6,886,900
PACCAR, Inc. ........................... 110,629 9,130,211
Parker-Hannifin Corp. ...................... 27,575 10,172,693
Pentair PLC ............................ 35,454 2,060,587
Snap-on, Inc. ........................... 11,224 2,895,119
Stanley Black & Decker, Inc. ................. 32,982 2,805,119
Toro Co. (The) ........................... 22,430 1,813,241
Westinghouse Air Brake Technologies Corp. ....... 38,464 4,077,953
Xylem, Inc. ............................. 51,160 4,785,506
150,734,280
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 12,849 959,820
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 13,853 710,382
a
Professional Services  —  5 .2%
Automatic Data Processing, Inc. ............... 89,279 19,482,463
Booz Allen Hamilton Holding Corp. , Class A ....... 28,050 3,364,037
Equifax, Inc. ............................ 26,289 4,457,826
FTI Consulting, Inc.
(a)
...................... 7,172 1,522,329
Genpact Ltd. ............................ 38,750 1,299,675
Jacobs Solutions, Inc. ...................... 27,139 3,617,629
ManpowerGroup, Inc. ...................... 10,842 758,615
Paychex, Inc. ........................... 69,529 7,721,195
Paylocity Holding Corp.
(a)
................... 9,057 1,624,826
Robert Half, Inc. ......................... 22,681 1,695,858
TransUnion ............................. 41,646 1,827,426
Verisk Analytics, Inc. ....................... 30,786 6,999,505
54,371,384
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS Instruments, Inc. ..................... 14,310 939,595
a
Software  —  0 .6%
BILL Holdings, Inc.
(a) (b)
...................... 22,121 2,019,426
Fair Isaac Corp.
(a)
......................... 5,228 4,422,208
6,441,634
a
Trading Companies & Distributors  —  2 .5%
Air Lease Corp. , Class A .................... 22,321 772,976
Core & Main, Inc. , Class A
(a) (b)
................ 23,411 704,203
Ferguson PLC ........................... 44,518 6,686,604
MSC Industrial Direct Co., Inc. , Class A .......... 9,905 938,499
United Rentals, Inc. ....................... 14,801 6,013,202
Watsco, Inc. ............................ 7,160 2,498,052
WESCO International, Inc. ................... 9,604 1,231,233
WW Grainger, Inc. ........................ 9,630 7,028,263
25,873,032
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,160,509,620 ) ............................... 1,043,504,859

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 10,899,772 $ 10,904,132
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 1,482,022 1,482,022
a
Total Short-Term Securities — 1.2%
(Cost: $ 12,381,080 ) ................................. 12,386,154
Total Investments — 101.0%
(Cost: $ 1,172,890,700 ) ............................... 1,055,891,013
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (10,287,480)
Net Assets — 100.0% ................................. $ 1,045,603,533
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 9,936,866 $ 966,833
(a)
$ — $ (965) $ 1,398 $ 10,904,132 10,899,772 $ 18,236
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,899,968 — (417,946)
(a)
— — 1,482,022 1,482,022 46,941 —
$ (965) $ 1,398
$ 12,386,154
$ 65,177 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 17 12/15/23 $ 1,691 $ (106,182)
E-Mini Technology Select Sector Index ...................................................... 1 12/15/23 166 (942)
$ (107,124)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 107,124 $ — $ — $ — $ 107,124

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Industrials ETF

2023
iShares Semi-Annual Report to Shareholders
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 104,947 $ — $ — $ — $ 104,947
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (124,732) $ — $ — $ — $ (124,732)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,857,780
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,043,472,592  $ 32,267  $ —  $ 1,043,504,859
Short-Term Securities
Money Market Funds ...................................... 12,386,154  —  —  12,386,154
$ 1,055,858,746  $ 32,267  $ —  $ 1,055,891,013
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (107,124) $ —  $ —  $ (107,124)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 82,442 $ 12,497,383
a
Electrical Equipment  —  0 .2%
Vertiv Holdings Co. , Class A ................. 470,123 18,461,730
a
Electronic Equipment, Instruments & Components  —  1 .6%
Amphenol Corp. , Class A ................... 799,200 64,375,560
Arrow Electronics, Inc.
(a) (b)
................... 78,384 8,889,529
Avnet, Inc. ............................. 124,237 5,755,900
CDW Corp. ............................. 185,531 37,180,412
Coherent Corp.
(a) (b)
........................ 162,966 4,823,794
Corning, Inc. ............................ 1,044,142 27,941,240
IPG Photonics Corp. ....................... 40,846 3,508,671
Jabil, Inc.
(b)
............................. 174,846 21,471,089
TD SYNNEX Corp. ........................ 64,279 5,893,099
179,839,294
a
Financial Services  —  0 .1%
Toast, Inc. , Class A
(a) (b)
..................... 484,366 7,745,012
a
Hotels, Restaurants & Leisure  —  0 .3%
DoorDash, Inc. , Class A
(a) (b)
.................. 414,325 31,053,659
a
Interactive Media & Services  —  14 .4%
Alphabet, Inc. , Class A
(a) (b)
................... 5,047,642 626,311,419
Alphabet, Inc. , Class C , NVS
(a)
................ 4,319,919 541,285,851
IAC, Inc.
(a)
.............................. 101,551 4,320,995
Match Group, Inc.
(a)
....................... 381,220 13,190,212
Meta Platforms, Inc. , Class A
(a)
................ 1,464,787 441,296,380
Pinterest, Inc. , Class A
(a)
.................... 815,966 24,381,064
ZoomInfo Technologies, Inc.
(a)
................ 426,699 5,530,019
1,656,315,940
a
IT Services  —  4 .4%
Akamai Technologies, Inc.
(a)
.................. 211,537 21,858,118
Amdocs Ltd. ............................ 162,730 13,044,437
Cloudflare, Inc. , Class A
(a) (b)
.................. 395,281 22,408,480
Cognizant Technology Solutions Corp. , Class A ..... 697,056 44,939,200
DXC Technology Co.
(a) (b)
.................... 288,054 5,810,049
EPAM Systems, Inc.
(a)
...................... 76,084 16,553,596
Gartner, Inc.
(a) (b)
.......................... 105,052 34,881,466
Globant SA
(a) (b)
.......................... 56,598 9,638,074
GoDaddy, Inc. , Class A
(a)
.................... 210,864 15,441,571
International Business Machines Corp. .......... 1,246,288 180,263,096
Kyndryl Holdings, Inc.
(a)
..................... 311,098 4,551,364
MongoDB, Inc. , Class A
(a)
................... 90,153 31,065,822
Okta, Inc. , Class A
(a)
....................... 205,348 13,842,509
Snowflake, Inc. , Class A
(a)
................... 424,757 61,644,983
Twilio, Inc. , Class A
(a) (b)
..................... 231,662 11,874,994
VeriSign, Inc.
(a)
.......................... 124,351 24,827,921
512,645,680
a
Professional Services  —  0 .9%
CACI International, Inc. , Class A
(a)
............. 30,842 10,016,248
Ceridian HCM Holding, Inc.
(a) (b)
................ 201,697 12,910,625
Clarivate PLC
(a) (b)
......................... 643,532 4,105,734
Concentrix Corp. ......................... 60,037 4,575,420
Dun & Bradstreet Holdings, Inc. ............... 372,445 3,262,618
KBR, Inc. .............................. 185,130 10,765,309
Leidos Holdings, Inc. ...................... 186,719 18,507,587
Paycom Software, Inc. ..................... 71,030 17,400,219
Paycor HCM, Inc.
(a) (b)
...................... 79,175 1,708,597
Science Applications International Corp. ......... 73,495 8,028,594
Security Shares Value
a
Professional Services (continued)
SS&C Technologies Holdings, Inc. ............. 297,211 $ 14,934,853
106,215,804
a
Semiconductors & Semiconductor Equipment  —  21 .1%
Advanced Micro Devices, Inc.
(a)
............... 2,198,827 216,584,459
Allegro MicroSystems, Inc.
(a)
................. 102,665 2,665,183
Analog Devices, Inc. ....................... 693,219 109,064,145
Applied Materials, Inc. ..................... 1,157,733 153,225,963
Broadcom, Inc. .......................... 413,430 347,847,599
Cirrus Logic, Inc.
(a)
........................ 75,480 5,051,876
Entegris, Inc.
(b)
.......................... 204,243 17,981,554
GlobalFoundries, Inc.
(a) (b)
.................... 107,298 5,324,127
Intel Corp. ............................. 5,726,877 209,031,010
KLA Corp. .............................. 188,285 88,437,464
Lam Research Corp. ...................... 184,111 108,297,772
Lattice Semiconductor Corp.
(a) (b)
............... 186,290 10,359,587
Marvell Technology, Inc. .................... 1,171,030 55,296,037
Microchip Technology, Inc. ................... 737,245 52,558,196
Micron Technology, Inc. ..................... 1,500,155 100,315,365
Monolithic Power Systems, Inc. ............... 62,313 27,526,145
NVIDIA Corp.
(b)
.......................... 1,174,762 479,067,944
ON Semiconductor Corp.
(a) (b)
................. 591,219 37,033,958
Qorvo, Inc.
(a)
............................ 134,236 11,734,911
QUALCOMM, Inc. ........................ 1,530,313 166,788,814
Skyworks Solutions, Inc. .................... 218,707 18,970,645
Teradyne, Inc.
(b)
.......................... 214,257 17,841,180
Texas Instruments, Inc. ..................... 1,245,257 176,838,947
Universal Display Corp. .................... 63,853 8,887,061
Wolfspeed, Inc.
(a) (b)
........................ 169,395 5,732,327
2,432,462,269
a
Software  —  37 .6%
Adobe, Inc.
(a)
............................ 599,106 318,760,338
Alteryx, Inc. , Class A
(a)
..................... 83,695 2,679,077
ANSYS, Inc.
(a)
........................... 119,056 33,128,523
AppLovin Corp. , Class A
(a)
................... 287,867 10,489,873
Aspen Technology, Inc.
(a) (b)
................... 38,177 6,785,962
Atlassian Corp. , Class A
(a)
................... 198,655 35,885,039
Autodesk, Inc.
(a)
.......................... 294,625 58,226,739
Bentley Systems, Inc. , Class B
(b)
............... 262,707 12,778,069
Cadence Design Systems, Inc.
(a)
.............. 370,587 88,885,292
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 275,056 2,962,353
Confluent, Inc. , Class A
(a) (b)
.................. 253,069 7,316,225
Crowdstrike Holdings, Inc. , Class A
(a)
............ 288,851 51,060,191
Datadog, Inc. , Class A
(a)
.................... 374,846 30,538,704
DocuSign, Inc.
(a)
......................... 276,596 10,754,053
Dolby Laboratories, Inc. , Class A .............. 80,737 6,534,853
DoubleVerify Holdings, Inc.
(a)
................. 171,105 4,761,852
Dropbox, Inc. , Class A
(a) (b)
................... 353,590 9,299,417
Dynatrace, Inc.
(a)
......................... 329,591 14,736,014
Elastic NV
(a)
............................ 106,330 7,979,003
Five9, Inc.
(a)
............................ 97,195 5,624,675
Fortinet, Inc.
(a)
........................... 900,343 51,472,609
Gen Digital, Inc. .......................... 757,569 12,621,100
Gitlab, Inc. , Class A
(a) (b)
..................... 120,164 5,200,698
Guidewire Software, Inc.
(a)
................... 111,563 10,055,173
HashiCorp, Inc. , Class A
(a)
................... 133,232 2,623,338
HubSpot, Inc.
(a)
.......................... 62,735 26,585,211
Informatica, Inc. , Class A
(a) (b)
................. 58,160 1,115,509
Intuit, Inc. .............................. 374,726 185,470,634
Manhattan Associates, Inc.
(a)
................. 84,277 16,432,329
Microsoft Corp. .......................... 6,111,657 2,066,412,348
nCino, Inc.
(a) (b)
........................... 95,373 2,679,981
NCR Voyix Corp.
(a)
........................ 166,039 2,538,736

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Software (continued)
New Relic, Inc.
(a)
......................... 77,209 $ 6,691,704
Nutanix, Inc. , Class A
(a)
..................... 314,062 11,365,904
Oracle Corp. ............................ 2,085,802 215,671,927
Palantir Technologies, Inc. , Class A
(a)
........... 2,570,870 38,048,876
Palo Alto Networks, Inc.
(a) (b)
.................. 413,496 100,487,798
Pegasystems, Inc. ........................ 57,301 2,449,045
Procore Technologies, Inc.
(a)
................. 107,361 6,558,684
PTC, Inc.
(a)
............................. 156,979 22,042,991
RingCentral, Inc. , Class A
(a) (b)
................. 116,597 3,099,148
Roper Technologies, Inc. .................... 144,947 70,816,756
Salesforce, Inc.
(a)
......................... 1,298,461 260,769,923
SentinelOne, Inc. , Class A
(a) (b)
................ 315,275 4,927,748
ServiceNow, Inc.
(a)
........................ 279,247 162,479,867
Smartsheet, Inc. , Class A
(a)
.................. 171,586 6,784,510
Splunk, Inc.
(a)
........................... 209,265 30,795,437
Synopsys, Inc.
(a) (b)
........................ 208,485 97,871,198
Teradata Corp.
(a)
......................... 139,017 5,938,806
Tyler Technologies, Inc.
(a)
................... 57,200 21,329,880
UiPath, Inc. , Class A
(a) (b)
.................... 513,608 7,976,332
Unity Software, Inc.
(a) (b)
..................... 393,078 9,972,389
VMware, Inc. , Class A
(a) (b)
................... 292,439 42,593,740
Workday, Inc. , Class A
(a)
.................... 271,247 57,425,702
Zoom Video Communications, Inc. , Class A
(a)
...... 343,922 20,628,442
Zscaler, Inc.
(a) (b)
.......................... 119,342 18,938,382
4,328,059,107
a
Technology Hardware, Storage & Peripherals  —  19 .1%
Apple, Inc. ............................. 12,196,884 2,082,861,881
Hewlett Packard Enterprise Co. ............... 1,776,347 27,320,217
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ............................... 1,186,282 $ 31,234,805
NetApp, Inc. ............................ 288,850 21,022,503
Pure Storage, Inc. , Class A
(a)
................. 384,566 13,002,176
Western Digital Corp.
(a)
..................... 436,974 17,544,506
2,192,986,088
a
Total Long-Term Investments — 99.8%
(Cost: $ 10,103,472,296 ) .............................. 11,478,281,966
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 220,139,428 220,227,484
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 18,162,809 18,162,809
a
Total Short-Term Securities — 2.1%
(Cost: $ 238,322,878 ) ................................ 238,390,293
Total Investments — 101.9%
(Cost: $ 10,341,795,174 ) .............................. 11,716,672,259
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............... (221,009,823)
Net Assets — 100.0% ................................. $ 11,495,662,436
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 172,354,320 $ 47,871,618
(a)
$ — $ (19,847) $ 21,393 $ 220,227,484 220,139,428 $ 339,657
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 12,704,612 5,458,197
(a)
— — — 18,162,809 18,162,809 328,818 —
$ (19,847) $ 21,393
$ 238,390,293
$ 668,475 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index .......................................... 31 12/15/23 $ 2,637 $ (106,204)
E-Mini Technology Select Sector Index ...................................................... 82 12/15/23 13,627 (455,925)
$ (562,129)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 562,129 $ — $ — $ — $ 562,129
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 1,950,146 $ — $ — $ — $ 1,950,146
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (1,067,512) $ — $ — $ — $ (1,067,512)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 13,103,724
a

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Technology ETF

2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,478,281,966  $ —  $ —  $ 11,478,281,966
Short-Term Securities
Money Market Funds ...................................... 238,390,293  —  —  238,390,293
$ 11,716,672,259  $ —  $ —  $ 11,716,672,259
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (562,129) $ —  $ —  $ (562,129)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  27 .0%
Air Transport Services Group, Inc.
(a) (b)
........... 86,697 $ 1,696,660
CH Robinson Worldwide, Inc. ................ 182,519 14,935,530
Expeditors International of Washington, Inc.
(b)
...... 231,964 25,342,067
FedEx Corp. ............................ 156,268 37,519,947
Forward Air Corp. ........................ 40,339 2,598,235
GXO Logistics, Inc.
(a) (b)
..................... 186,444 9,417,286
Hub Group, Inc. , Class A
(a)
................... 49,292 3,388,825
United Parcel Service, Inc. , Class B ............ 846,867 119,619,964
214,518,514
a
Ground Transportation  —  58 .8%
ArcBest Corp. ........................... 37,684 4,103,034
Avis Budget Group, Inc.
(a) (b)
.................. 30,979 5,043,381
CSX Corp. ............................. 1,282,324 38,277,371
Heartland Express, Inc. ..................... 72,009 839,625
Hertz Global Holdings, Inc.
(a) (b)
................ 210,444 1,774,043
JB Hunt Transport Services, Inc. .............. 128,063 22,010,188
Knight-Swift Transportation Holdings, Inc. , Class A .. 252,844 12,361,543
Landstar System, Inc. ...................... 56,348 9,285,023
Lyft, Inc. , Class A
(a)
........................ 532,911 4,886,794
Marten Transport Ltd. ...................... 90,694 1,594,401
Norfolk Southern Corp. ..................... 199,846 38,128,618
Old Dominion Freight Line, Inc. ............... 93,580 35,247,843
RXO, Inc.
(a) (b)
............................ 183,572 3,214,346
Ryder System, Inc. ........................ 71,451 6,969,331
Saia, Inc.
(a)
............................. 41,596 14,911,750
Schneider National, Inc. , Class B .............. 59,014 1,494,825
Uber Technologies, Inc.
(a)
................... 2,336,807 101,137,007
U-Haul Holding Co.
(a)
...................... 15,102 741,810
Union Pacific Corp. ....................... 713,663 148,163,575
Werner Enterprises, Inc. .................... 99,456 3,612,242
XPO, Inc.
(a)
............................. 181,792 13,781,651
467,578,401
a
Marine Transportation  —  1 .6%
Genco Shipping & Trading Ltd. ................ 66,772 879,387
Kirby Corp.
(a)
............................ 93,272 6,967,419
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 55,343 $ 4,817,608
12,664,414
a
Passenger Airlines  —  12 .4%
Alaska Air Group, Inc.
(a)
..................... 199,687 6,316,100
Allegiant Travel Co. ....................... 23,768 1,583,424
American Airlines Group, Inc.
(a)
................ 1,024,219 11,420,042
Delta Air Lines, Inc. ....................... 951,039 29,719,969
Hawaiian Holdings, Inc.
(a) (b)
.................. 82,931 349,140
JetBlue Airways Corp.
(a) (b)
................... 523,487 1,968,311
Joby Aviation, Inc.
(a) (b)
...................... 577,002 3,040,801
SkyWest, Inc.
(a)
.......................... 66,030 2,784,485
Southwest Airlines Co. ..................... 934,306 20,769,622
Spirit Airlines, Inc. ........................ 171,494 1,968,751
Sun Country Airlines Holdings, Inc.
(a) (b)
........... 63,350 824,817
United Airlines Holdings, Inc.
(a)
................ 514,598 18,016,076
98,761,538
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,004,376,651 ) ............................... 793,522,867
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 9,421,479 9,425,247
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 859,661 859,661
a
Total Short-Term Securities — 1.3%
(Cost: $ 10,278,857 ) ................................. 10,284,908
Total Investments — 101.1%
(Cost: $ 1,014,655,508 ) ............................... 803,807,775
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (8,820,715)
Net Assets — 100.0% ................................. $ 794,987,060
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 23,884,603 $ — $ (14,458,005)
(a)
$ 6,418 $ (7,769) $ 9,425,247 9,421,479 $ 33,539
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 951,661 — (92,000)
(a)
— — 859,661 859,661 35,213 —
$ 6,418 $ (7,769)
$ 10,284,908
$ 68,752 $ —

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Transportation ETF

2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 7 12/15/23 $ 696 $ (49,652)
E-Mini S&P Consumer Discretionary Select Sector Index .......................................... 4 12/15/23 618 (90)
$ (49,742)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 49,742 $ — $ — $ — $ 49,742
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 3,782 $ — $ — $ — $ 3,782
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (73,121) $ — $ — $ — $ (73,121)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,416,525
a

iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 793,522,867  $ —  $ —  $ 793,522,867
Short-Term Securities
Money Market Funds ...................................... 10,284,908  —  —  10,284,908
$ 803,807,775  $ —  $ —  $ 803,807,775
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (49,742) $ —  $ —  $ (49,742)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
U.S. Utilities ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  10 .5%
Clean Harbors, Inc.
(a) (b)
..................... 38,084 $ 5,852,369
Republic Services, Inc. ..................... 155,504 23,090,789
Stericycle, Inc.
(a)
......................... 69,209 2,854,179
Waste Management, Inc. .................... 306,300 50,334,279
82,131,616
a
Electric Utilities  —  57 .4%
Alliant Energy Corp. ....................... 189,118 9,227,067
American Electric Power Co., Inc. .............. 387,873 29,299,926
Avangrid, Inc. ........................... 53,396 1,594,939
Constellation Energy Corp. .................. 246,680 27,855,106
Duke Energy Corp. ....................... 580,591 51,608,734
Edison International ....................... 284,561 17,944,417
Entergy Corp. ........................... 159,339 15,231,215
Evergy, Inc. ............................. 167,602 8,235,962
Eversource Energy ....................... 262,424 14,115,787
Exelon Corp. ............................ 748,546 29,148,381
FirstEnergy Corp. ........................ 409,967 14,594,825
Hawaiian Electric Industries, Inc. .............. 82,254 1,067,657
IDACORP, Inc. .......................... 37,951 3,594,339
NextEra Energy, Inc. ...................... 1,524,890 88,901,087
NRG Energy, Inc. ......................... 173,677 7,360,431
OGE Energy Corp. ........................ 150,499 5,147,066
PG&E Corp.
(a)
........................... 1,503,429 24,505,893
Pinnacle West Capital Corp. ................. 85,215 6,321,249
PPL Corp. ............................. 555,631 13,651,854
Southern Co. (The) ....................... 820,777 55,238,292
Xcel Energy, Inc. ......................... 414,848 24,588,041
449,232,268
a
Electrical Equipment  —  0 .2%
Sunrun, Inc.
(a) (b)
.......................... 158,600 1,530,490
a
Gas Utilities  —  2 .3%
Atmos Energy Corp. ....................... 108,492 11,680,249
National Fuel Gas Co. ..................... 66,906 3,408,861
UGI Corp. .............................. 157,037 3,266,369
18,355,479
a
Independent Power and Renewable Electricity Producers  —  2 .6%
AES Corp. (The) ......................... 502,756 7,491,064
Brookfield Renewable Corp. , Class A ........... 100,137 2,279,118
Clearway Energy, Inc. , Class A ................ 26,264 534,998
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc. , Class C ............... 61,561 $ 1,336,489
Vistra Corp. ............................ 277,465 9,078,655
20,720,324
a
Multi-Utilities  —  23 .8%
Ameren Corp. ........................... 197,139 14,925,394
CenterPoint Energy, Inc. .................... 475,086 12,770,312
CMS Energy Corp. ........................ 218,935 11,896,928
Consolidated Edison, Inc. ................... 261,246 22,934,786
Dominion Energy, Inc. ...................... 629,475 25,380,432
DTE Energy Co. ......................... 155,096 14,948,152
NiSource, Inc. ........................... 311,138 7,828,232
Public Service Enterprise Group, Inc. ........... 374,414 23,082,623
Sempra ............................... 474,460 33,226,434
WEC Energy Group, Inc. .................... 237,572 19,335,985
186,329,278
a
Water Utilities  —  3 .0%
American Water Works Co., Inc. ............... 146,690 17,258,078
Essential Utilities, Inc. ...................... 182,728 6,114,079
23,372,157
a
Total Long-Term Investments — 99.8%
(Cost: $ 892,444,619 ) ................................ 781,671,612
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 430,039 430,211
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 1,114,349 1,114,349
a
Total Short-Term Securities — 0.2%
(Cost: $ 1,544,466 ) .................................. 1,544,560
Total Investments — 100.0%
(Cost: $ 893,989,085 ) ................................ 783,216,172
Other Assets Less Liabilities — 0 .0% ..................... 14,376
Net Assets — 100.0% ................................. $ 783,230,548
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 28,258,427 $ — $ (27,828,558)
(a)
$ 259 $ 83 $ 430,211 430,039 $ 12,199
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,350,795 — (236,446)
(a)
— — 1,114,349 1,114,349 38,870 —
$ 259 $ 83
$ 1,544,560
$ 51,069 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index ......................................................... 25 12/15/23 $ 1,510 $ (26,506)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 26,506 $ — $ — $ — $ 26,506
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (332,364) $ — $ — $ — $ (332,364)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (66,043) $ — $ — $ — $ (66,043)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Utilities ETF

2023
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,808,845
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 781,671,612  $ —  $ —  $ 781,671,612
Short-Term Securities
Money Market Funds ...................................... 1,544,560  —  —  1,544,560
$ 783,216,172  $ —  $ —  $ 783,216,172
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (26,506) $ —  $ —  $ (26,506)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statements of Assets and Liabilities
(unaudited)
October 31, 2023
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400
Social ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,530,854,750  $ 3,522,104,361  $ 4,443,586,195  $ 622,006,375
Investments, at value — affiliated
(c)
........................................ 28,446,548  49,153,918  94,650,897  8,540,378
Cash ............................................................ 29,108  96,022  100,635  15,206
Cash pledged:
Futures contracts .................................................. 148,000  453,000  548,000  93,000
Receivables:
Investments sold .................................................. 3,292  14,704  —  —
Securities lending income — affiliated .................................... 8,787  9,460  14,067  1,580
Capital shares sold ................................................. —  —  1,053,514  —
Dividends — unaffiliated ............................................. 1,079,345  3,487,000  4,925,714  860,019
Dividends — affiliated ............................................... 11,422  37,579  31,927  4,713
Interest — unaffiliated ............................................... 1,827  805  3,496  16
Variation margin on futures contracts ..................................... 17,225  53,000  71,887  6,650
Total assets .......................................................
1,560,600,304  3,575,409,849  4,544,986,332  631,527,937
LIABILITIES
Collateral on securities loaned ........................................... 23,098,040  26,649,705  82,540,192  7,658,037
Payables:
Investments purchased .............................................. 51,634  —  —  —
Interest expense .................................................. —  —  —  10
Investment advisory fees ............................................. 265,445  761,954  908,950  222,100
Total liabilities ......................................................
23,415,119  27,411,659  83,449,142  7,880,147
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,537,185,185  $ 3,547,998,190  $ 4,461,537,190  $ 623,647,790
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 891,747,234  $ 3,094,615,616  $ 4,756,265,892  $ 927,996,559
Accumulated earnings (loss) ............................................ 645,437,951  453,382,574  (294,728,702) (304,348,769)
NET ASSETS ......................................................
$ 1,537,185,185  $ 3,547,998,190  $ 4,461,537,190  $ 623,647,790
NET ASSET VALUE
Shares outstanding .................................................. 15,100,000  44,850,000  51,400,000  5,100,000
Net asset value ..................................................... $ 101.80  $ 79.11  $ 86.80  $ 122.28
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 22,858,306  $ 26,008,975  $ 81,898,209  $ 7,421,500
(b)
Investments, at cost — unaffiliated ...................................... $ 881,667,256  $ 2,999,223,728  $ 4,603,143,126  $ 749,411,305
(c)
Investments, at cost — affiliated ........................................ $ 27,324,124  $ 49,384,255  $ 94,071,898  $ 8,537,771

2023
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2023
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 764,591,137  $ 1,362,746,642  $ 1,300,086,724  $ 1,053,294,001
Investments, at value — affiliated
(c)
....................................... 48,299,267  15,459,080  11,016,742  28,569,973
Cash ........................................................... 13,015  79,496  380,450  932,953
Cash pledged:
Futures contracts ................................................. 54,000  199,000  242,000  146,000
Receivables:
Securities lending income — affiliated ................................... 16,746  2,407  11,851  948
Capital shares sold ................................................ —  31,795  —  —
Dividends — unaffiliated ............................................ 272,253  2,701,417  1,002,564  1,096,705
Dividends — affiliated .............................................. 6,477  10,035  10,678  9,570
Interest — unaffiliated .............................................. 4,593  340  124  191
Due from broker .................................................. —  14,980  —  —
Variation margin on futures contracts .................................... 7,055  16,250  8,020  27,188
Total assets ......................................................
813,264,543  1,381,261,442  1,312,759,153  1,084,077,529
LIABILITIES
Collateral on securities loaned .......................................... 47,293,705  13,404,772  8,730,565  3,535,170
Payables:
Investment advisory fees ............................................ 262,839  466,132  459,553  381,104
Total liabilities .....................................................
47,556,544  13,870,904  9,190,118  3,916,274
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 765,707,999  $ 1,367,390,538  $ 1,303,569,035  $ 1,080,161,255
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 1,069,768,733  $ 1,543,624,446  $ 1,371,162,732  $ 1,443,002,121
Accumulated loss .................................................. (304,060,734) (176,233,908) (67,593,697) (362,840,866)
NET ASSETS .....................................................
$ 765,707,999  $ 1,367,390,538  $ 1,303,569,035  $ 1,080,161,255
NET ASSET VALUE
Shares outstanding ................................................. 11,850,000  7,450,000  29,100,000  7,250,000
Net asset value .................................................... $ 64.62  $ 183.54  $ 44.80  $ 148.99
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 46,521,233  $ 12,799,874  $ 8,691,357  $ 3,623,020
(b)
Investments, at cost — unaffiliated ..................................... $ 916,376,665  $ 1,512,446,252  $ 1,074,768,766  $ 1,255,865,532
(c)
Investments, at cost — affiliated ....................................... $ 48,288,122  $ 15,457,431  $ 11,012,832  $ 37,014,383

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2023
Financial Statements
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,736,083,347  $ 2,853,600,389  $ 1,043,504,859  $ 11,478,281,966
Investments, at value — affiliated
(c)
........................................ 58,714,090  54,388,401  12,386,154  238,390,293
Cash ............................................................ 96,214  398,767  22,446  —
Cash pledged:
Futures contracts .................................................. 403,000  299,999  100,000  944,000
Receivables:
Investments sold .................................................. —  —  18,774  —
Securities lending income — affiliated .................................... 6,050  8,205  2,868  52,608
Capital shares sold ................................................. —  31,558  —  193,294
Dividends — unaffiliated ............................................. 1,699,529  3,021,643  802,119  1,652,202
Dividends — affiliated ............................................... 22,119  23,191  7,460  56,159
Interest — unaffiliated ............................................... 314  9,499  318  1,599
Variation margin on futures contracts ..................................... 67,335  40,500  14,000  116,063
Total assets .......................................................
1,797,091,998  2,911,822,152  1,056,858,998  11,719,688,184
LIABILITIES
Bank overdraft ...................................................... —  —  —  22,026
Collateral on securities loaned ........................................... 11,292,657  50,300,717  10,886,215  220,184,719
Payables:
Capital shares redeemed ............................................. 56,612  —  —  —
Investment advisory fees ............................................. 617,345  1,037,131  369,250  3,819,003
Total liabilities ......................................................
11,966,614  51,337,848  11,255,465  224,025,748
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,785,125,384  $ 2,860,484,304  $ 1,045,603,533  $ 11,495,662,436
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 2,149,359,071  $ 2,885,180,165  $ 1,236,860,573  $ 8,838,752,432
Accumulated earnings (loss) ............................................ (364,233,687) (24,695,861) (191,257,040) 2,656,910,004
NET ASSETS ......................................................
$ 1,785,125,384  $ 2,860,484,304  $ 1,045,603,533  $ 11,495,662,436
NET ASSET VALUE
Shares outstanding .................................................. 24,600,000  11,000,000  10,750,000  110,800,000
Net asset value ..................................................... $ 72.57  $ 260.04  $ 97.27  $ 103.75
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 11,564,630  $ 49,290,306  $ 10,751,967  $ 216,375,592
(b)
Investments, at cost — unaffiliated ...................................... $ 1,914,992,337  $ 2,848,129,716  $ 1,160,509,620  $ 10,103,472,296
(c)
Investments, at cost — affiliated ........................................ $ 73,619,734  $ 54,372,027  $ 12,381,080  $ 238,322,878

2023
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2023
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 793,522,867  $ 781,671,612
Investments, at value — affiliated
(c)
....................................................................... 10,284,908  1,544,560
Cash ........................................................................................... 8,260  215,649
Cash pledged:
Futures contracts ................................................................................. 38,000  81,000
Receivables:
Investments sold ................................................................................. 1,536,168  —
Securities lending income — affiliated ................................................................... 3,613  1,146
Dividends — unaffiliated ............................................................................ 96,373  430,788
Dividends — affiliated .............................................................................. 4,772  5,764
Interest — unaffiliated .............................................................................. 94  89
Variation margin on futures contracts .................................................................... 5,160  13,465
Total assets ......................................................................................
805,500,215  783,964,073
LIABILITIES
Collateral on securities loaned .......................................................................... 9,449,185  425,609
Payables:
Investments purchased ............................................................................. 774,383  —
Capital shares redeemed ............................................................................ —  42,249
Investment advisory fees ............................................................................ 289,587  265,667
Total liabilities .....................................................................................
10,513,155  733,525
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 794,987,060  $ 783,230,548
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 1,104,924,123  $ 948,692,619
Accumulated loss .................................................................................. (309,937,063) (165,462,071)
NET ASSETS .....................................................................................
$ 794,987,060  $ 783,230,548
NET ASSET VALUE
Shares outstanding ................................................................................. 3,650,000  10,500,000
Net asset value .................................................................................... $ 217.80  $ 74.59
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 9,077,985  $ 438,940
(b)
Investments, at cost — unaffiliated ..................................................................... $ 1,004,376,651  $ 892,444,619
(c)
Investments, at cost — affiliated ....................................................................... $ 10,278,857  $ 1,544,466

Financial Statements
Statements of Operations
(unaudited)
Six Months Ended October 31, 2023
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400
Social ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 12,495,597  $ 28,036,940  $ 32,354,388  $ 8,302,399
Dividends — affiliated .............................................. 126,897  517,495  258,010  32,477
Interest — unaffiliated .............................................. 3,696  4,394  20,291  3,050
Securities lending income — affiliated — net ............................... 114,649  82,449  75,949  9,935
Foreign taxes withheld ............................................. (3,540) (14,223) (24,562) (4,966)
Total investment income ..............................................
12,737,299  28,627,055  32,684,076  8,342,895
EXPENSES
Investment advisory ............................................... 1,626,097  4,631,206  4,706,026  1,516,527
Interest expense ................................................. —  —  —  10
Total expenses .................................................... 1,626,097  4,631,206  4,706,026  1,516,537
Net investment income ...............................................
11,111,202  23,995,849  27,978,050  6,826,358
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (4,409,109) (13,723,800) (48,638,846) (5,790,103)
Investments — affiliated ........................................... (45,409) (65,744) 125,847  2,334
Futures contracts ............................................... 169,463  538,641  366,623  85,732
In-kind redemptions — unaffiliated
(a)
................................... 42,718,720  41,099,704  93,042,713  28,255,244
In-kind redemptions — affiliated
(a)
.................................... 105,437  170,005  176,550  —
38,539,102  28,018,806  45,072,887  22,553,207
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (29,739,821) 10,626,540  (174,366,435) (67,884,471)
Investments — affiliated ........................................... (373,197) (1,688,501) (734,759) (1,079)
Futures contracts ............................................... (228,169) (1,010,935) (746,766) (139,710)
(30,341,187) 7,927,104  (175,847,960) (68,025,260)
Net realized and unrealized gain (loss) ....................................
8,197,915  35,945,910  (130,775,073) (45,472,053)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 19,309,117  $ 59,941,759  $ (102,797,023) $ (38,645,695)
(a)
See Note 2 of the Notes to Financial Statements.

2023
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2023
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 3,601,165  $ 23,850,329  $ 21,811,859  $ 13,295,653
Dividends — affiliated .............................................. 31,260  67,676  52,674  580,664
Interest — unaffiliated .............................................. 7,769  8,786  3,203  1,912
Securities lending income — affiliated — net ............................... 271,990  10,723  86,764  33,432
Foreign taxes withheld ............................................. (406) —  —  (2,721)
Total investment income ..............................................
3,911,778  23,937,514  21,954,500  13,908,940
EXPENSES
Investment advisory ............................................... 1,564,369  3,314,866  2,726,451  2,343,563
Total expenses .................................................... 1,564,369  3,314,866  2,726,451  2,343,563
Net investment income ...............................................
2,347,409  20,622,648  19,228,049  11,565,377
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (371,250) (11,933,374) 2,138,592  (48,929,963)
Investments — affiliated ........................................... 4,754  (59) 2,768  (1,967,205)
Futures contracts ............................................... 123,834  (459,061) 598,596  62,976
In-kind redemptions — unaffiliated
(a)
................................... 18,323,258  33,126,896  89,361,287  2,292,317
In-kind redemptions — affiliated
(a)
.................................... —  —  —  (89,554)
18,080,596  20,734,402  92,101,243  (48,631,429)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (18,561,364) (211,742,721) (98,745,835) 10,534,988
Investments — affiliated ........................................... 2,808  794  (819) (75,814)
Futures contracts ............................................... (115,448) (213,165) (348,306) (198,374)
(18,674,004) (211,955,092) (99,094,960) 10,260,800
Net realized and unrealized loss .........................................
(593,408) (191,220,690) (6,993,717) (38,370,629)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 1,754,001  $ (170,598,042) $ 12,234,332  $ (26,805,252)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2023
Financial Statements
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 20,490,113  $ 25,522,941  $ 8,478,381  $ 40,464,196
Dividends — affiliated .............................................. 806,828  113,079  46,941  328,818
Interest — unaffiliated .............................................. 15,106  15,562  1,678  16,524
Securities lending income — affiliated — net ............................... 62,933  406,172  18,236  339,657
Foreign taxes withheld ............................................. (3,577) —  (478) —
Total investment income ..............................................
21,371,403  26,057,754  8,544,758  41,149,195
EXPENSES
Investment advisory ............................................... 3,625,270  6,336,307  2,300,504  23,110,546
Interest expense ................................................. —  —  13  —
Total expenses .................................................... 3,625,270  6,336,307  2,300,517  23,110,546
Net investment income ...............................................
17,746,133  19,721,447  6,244,241  18,038,649
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (29,227,005) (20,114,156) (4,787,148) (20,788,751)
Investments — affiliated ........................................... (35,564) (4,805) (965) (19,847)
Futures contracts ............................................... 160,296  52,929  104,947  1,950,146
In-kind redemptions — unaffiliated
(a)
................................... 14,385,771  95,965,396  32,258,715  1,586,477,183
In-kind redemptions — affiliated
(a)
.................................... (138,657) —  —  —
(14,855,159) 75,899,364  27,575,549  1,567,618,731
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 1,217,142  (316,066,340) (60,541,681) (251,423,272)
Investments — affiliated ........................................... (3,936,456) (2,915) 1,398  21,393
Futures contracts ............................................... (368,227) (405,467) (124,732) (1,067,512)
(3,087,541) (316,474,722) (60,665,015) (252,469,391)
Net realized and unrealized gain (loss) ....................................
(17,942,700) (240,575,358) (33,089,466) 1,315,149,340
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ (196,567) $ (220,853,911) $ (26,845,225) $ 1,333,187,989
(a)
See Note 2 of the Notes to Financial Statements.

2023
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2023
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 8,131,526  $ 14,317,929
Dividends — affiliated .............................................................................. 35,213  38,870
Interest — unaffiliated .............................................................................. 1,344  2,283
Securities lending income — affiliated — net ............................................................... 33,539  12,199
Foreign taxes withheld ............................................................................. —  (10,386)
Total investment income ..............................................................................
8,201,622  14,360,895
EXPENSES
Investment advisory ............................................................................... 1,939,687  1,748,764
Total expenses .................................................................................... 1,939,687  1,748,764
Net investment income ...............................................................................
6,261,935  12,612,131
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (3,659,238) (2,402,538)
Investments — affiliated ........................................................................... 6,418  259
Futures contracts ............................................................................... 3,782  (332,364)
In-kind redemptions — unaffiliated
(a)
................................................................... 19,969,939  13,190,233
16,320,901  10,455,590
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (49,446,818) (125,964,002)
Investments — affiliated ........................................................................... (7,769) 83
Futures contracts ............................................................................... (73,121) (66,043)
(49,527,708) (126,029,962)
Net realized and unrealized loss .........................................................................
(33,206,807) (115,574,372)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................
$ (26,944,872) $ (102,962,241)
(a)
See Note 2 of the Notes to Financial Statements.

Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400 Social ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 11,111,202  $ 22,189,315  $ 23,995,849  $ 50,357,422
Net realized gain ............................................. 38,539,102  62,920,884  28,018,806  211,202,214
Net change in unrealized appreciation (depreciation) ..................... (30,341,187) (63,484,282) 7,927,104  (229,137,253)
Net increase in net assets resulting from operations ........................
19,309,117  21,625,917  59,941,759  32,422,383
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(10,498,302) (22,417,559) (22,479,044) (50,565,891)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(25,645,412) (4,614,827) (25,929,760) (59,105,660)
NET ASSETS
Total increase (decrease) in net assets ................................ (16,834,597) (5,406,469) 11,532,955  (77,249,168)
Beginning of period .............................................
1,554,019,782  1,559,426,251  3,536,465,235  3,613,714,403
End of period .................................................
$ 1,537,185,185  $ 1,554,019,782  $ 3,547,998,190  $ 3,536,465,235
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA ESG Select ETF
iShares
U.S. Basic Materials ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 27,978,050  $ 51,462,121  $ 6,826,358  $ 18,254,644
Net realized gain (loss) ......................................... 45,072,887  11,681,306  22,553,207  (62,615,858)
Net change in unrealized appreciation (depreciation) ..................... (175,847,960) (42,634,731) (68,025,260) (46,835,243)
Net increase (decrease) in net assets resulting from operations ................
(102,797,023) 20,508,696  (38,645,695) (91,196,457)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(25,402,394) (50,432,428) (7,138,981) (18,732,865)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
1,329,708,779  (372,694,673) (246,008,595) (100,955,756)
NET ASSETS
Total increase (decrease) in net assets ................................ 1,201,509,362  (402,618,405) (291,793,271) (210,885,078)
Beginning of period .............................................
3,260,027,828  3,662,646,233  915,441,061  1,126,326,139
End of period .................................................
$ 4,461,537,190  $ 3,260,027,828  $ 623,647,790  $ 915,441,061
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Consumer Discretionary ETF
iShares
U.S. Consumer Staples ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,347,409  $ 4,894,973  $ 20,622,648  $ 39,191,841
Net realized gain (loss) ......................................... 18,080,596  (61,660,767) 20,734,402  51,112,517
Net change in unrealized appreciation (depreciation) ..................... (18,674,004) 18,657,011  (211,955,092) (28,313,240)
Net increase (decrease) in net assets resulting from operations ................
1,754,001  (38,108,783) (170,598,042) 61,991,118
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(2,400,885) (4,983,461) (22,634,272) (36,324,935)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
67,754,952  (115,173,704) (250,756,714) 650,759,054
NET ASSETS
Total increase (decrease) in net assets ................................ 67,108,068  (158,265,948) (443,989,028) 676,425,237
Beginning of period .............................................
698,599,931  856,865,879  1,811,379,566  1,134,954,329
End of period .................................................
$ 765,707,999  $ 698,599,931  $ 1,367,390,538  $ 1,811,379,566
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Energy ETF
iShares
U.S. Financial Services ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 19,228,049  $ 76,923,261  $ 11,565,377  $ 27,909,618
Net realized gain (loss) ......................................... 92,101,243  862,277,987  (48,631,429) 14,910,443
Net change in unrealized appreciation (depreciation) ..................... (99,094,960) (570,031,462) 10,260,800  (118,687,739)
Net increase (decrease) in net assets resulting from operations ................
12,234,332  369,169,786  (26,805,252) (75,867,678)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(17,806,352) (81,833,379) (11,369,021) (30,227,687)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(245,971,159) (2,285,005,157) (84,021,524) (720,578,894)
NET ASSETS
Total decrease in net assets ....................................... (251,543,179) (1,997,668,750) (122,195,797) (826,674,259)
Beginning of period .............................................
1,555,112,214  3,552,780,964  1,202,357,052  2,029,031,311
End of period .................................................
$ 1,303,569,035  $ 1,555,112,214  $ 1,080,161,255  $ 1,202,357,052
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 17,746,133  $ 38,793,620  $ 19,721,447  $ 36,644,552
Net realized gain (loss) ......................................... (14,855,159) (23,505,030) 75,899,364  117,385,072
Net change in unrealized appreciation (depreciation) ..................... (3,087,541) (57,581,882) (316,474,722) (32,842,820)
Net increase (decrease) in net assets resulting from operations ................
(196,567) (42,293,292) (220,853,911) 121,186,804
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(16,330,169) (37,169,793) (19,761,532) (36,619,957)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(27,323,561) (191,510,087) (160,892,789) 350,643,267
NET ASSETS
Total increase (decrease) in net assets ................................ (43,850,297) (270,973,172) (401,508,232) 435,210,114
Beginning of period .............................................
1,828,975,681  2,099,948,853  3,261,992,536  2,826,782,422
End of period .................................................
$ 1,785,125,384  $ 1,828,975,681  $ 2,860,484,304  $ 3,261,992,536
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Industrials ETF
iShares
U.S. Technology ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 6,244,241  $ 12,971,777  $ 18,038,649  $ 36,351,089
Net realized gain ............................................. 27,575,549  44,381,417  1,567,618,731  323,150,313
Net change in unrealized appreciation (depreciation) ..................... (60,665,015) (41,180,782) (252,469,391) 461,668,956
Net increase (decrease) in net assets resulting from operations ................
(26,845,225) 16,172,412  1,333,187,989  821,170,358
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(6,098,848) (12,823,027) (16,935,564) (41,892,148)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(98,135,371) (75,758,298) (372,907,271) 2,434,605,506
NET ASSETS
Total increase (decrease) in net assets ................................ (131,079,444) (72,408,913) 943,345,154  3,213,883,716
Beginning of period .............................................
1,176,682,977  1,249,091,890  10,552,317,282  7,338,433,566
End of period .................................................
$ 1,045,603,533  $ 1,176,682,977  $ 11,495,662,436  $ 10,552,317,282
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Transportation ETF
iShares
U.S. Utilities ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 6,261,935  $ 11,216,360  $ 12,612,131  $ 23,309,552
Net realized gain (loss) ......................................... 16,320,901  (55,555,146) 10,455,590  40,681,978
Net change in unrealized appreciation (depreciation) ..................... (49,527,708) (42,364,306) (126,029,962) (64,998,136)
Net decrease in net assets resulting from operations .......................
(26,944,872) (86,703,092) (102,962,241) (1,006,606)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(6,441,385) (11,528,316) (11,795,942) (24,453,499)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
5,842,549  (257,513,837) (103,560,150) 56,018,765
NET ASSETS
Total increase (decrease) in net assets ................................ (27,543,708) (355,745,245) (218,318,333) 30,558,660
Beginning of period .............................................
822,530,768  1,178,276,013  1,001,548,881  970,990,221
End of period .................................................
$ 794,987,060  $ 822,530,768  $ 783,230,548  $ 1,001,548,881
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Dow Jones U.S. ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period .......
$ 101.24  $ 101.26  $ 105.12  $ 71.50  $ 73.44  $ 66.25
Net investment income
(b)
............... 0 .73  1 .43  1 .23  1 .19  1 .28  1 .20
Net realized and unrealized gain (loss)
(c)
.....
0 .52  ( 0 .01 ) ( 3 .87 ) 33.68  ( 1 .75 ) 7 .23
Net increase (decrease) from investment
operations .........................
1 .25  1 .42  ( 2 .64 ) 34.87  ( 0 .47 ) 8 .43
Distributions from net investment income
(d)
..... ( 0 .69 ) ( 1 .44 ) ( 1 .22 ) ( 1 .25 ) ( 1 .47 ) ( 1 .24 )
Net asset value, end of period ............
$ 101.80  $ 101.24  $ 101.26  $ 105.12  $ 71.50  $ 73.44
Total Return
(e)
– – – – – –
Based on net asset value ................
1 .23%
(f)
1 .50% ( 2 .61 ) % 49.18% ( 0 .63 ) % 12.89%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .20%
(h)
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net investment income ..................
1 .36%
(h)
1 .48% 1 .11% 1 .35% 1 .72% 1 .74%
Supplemental Data
Net assets, end of period (000) ............
$ 1,537,185  $ 1,554,020  $ 1,559,426  $ 1,613,580  $ 1,158,276  $ 1,241,141
Portfolio turnover rate
(i)
..................
2% 4% 4% 4% 4% 5%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI KLD 400 Social ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period .......
$ 78.33  $ 78.64  $ 80.24  $ 55.03  $ 54.88  $ 49.07
Net investment income
(b)
............... 0 .54  1 .05  0 .92  0 .86  0 .90  0 .83
Net realized and unrealized gain (loss)
(c)
.....
0 .74  ( 0 .31 ) ( 1 .61 ) 25.19  0 .14  5 .82
Net increase (decrease) from investment
operations .........................
1 .28  0 .74  ( 0 .69 ) 26.05  1 .04  6 .65
Distributions from net investment income
(d)
..... ( 0 .50 ) ( 1 .05 ) ( 0 .91 ) ( 0 .84 ) ( 0 .89 ) ( 0 .84 )
Net asset value, end of period ............
$ 79.11  $ 78.33  $ 78.64  $ 80.24  $ 55.03  $ 54.88
Total Return
(e)
– – – – – –
Based on net asset value ................
1 .63%
(f)
1 .03% ( 0 .95 ) % 47.69% 1 .95% 13.70%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .25% 0 .28%
Total expenses after fees waived ...........
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ..................
1 .29%
(h)
1 .40% 1 .07% 1 .27% 1 .61% 1 .61%
Supplemental Data
Net assets, end of period (000) ............
$ 3,547,998  $ 3,536,465  $ 3,613,714  $ 3,109,465  $ 1,793,824  $ 1,415,953
Portfolio turnover rate
(i)
..................
3% 4% 6% 5% 6% 13%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA ESG Select ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period .......
$ 88.35  $ 88.58  $ 92.11  $ 61.68  $ 61.08  $ 55.42
Net investment income
(b)
............... 0 .68  1 .32  1 .09  1 .03  1 .00  0 .98
Net realized and unrealized gain (loss)
(c)
.....
( 1 .60 ) ( 0 .26 ) ( 3 .54 ) 30.38  0 .65  5 .62
Net increase (decrease) from investment
operations .........................
( 0 .92 ) 1 .06  ( 2 .45 ) 31.41  1 .65  6 .60
Distributions from net investment income
(d)
..... ( 0 .63 ) ( 1 .29 ) ( 1 .08 ) ( 0 .98 ) ( 1 .05 ) ( 0 .94 )
Net asset value, end of period ............
$ 86.80  $ 88.35  $ 88.58  $ 92.11  $ 61.68  $ 61.08
Total Return
(e)
– – – – – –
Based on net asset value ................
( 1 .06 ) %
(f)
1 .30% ( 2 .77 ) % 51.29% 2 .76% 12.07%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .25% 0 .28%
Total expenses after fees waived ...........
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ..................
1 .48%
(h)
1 .55% 1 .11% 1 .31% 1 .61% 1 .71%
Supplemental Data
Net assets, end of period (000) ............
$ 4,461,537  $ 3,260,028  $ 3,662,646  $ 3,057,931  $ 1,289,055  $ 1,001,715
Portfolio turnover rate
(i)
..................
8% 18% 19% 27% 13% 21%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Basic Materials ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of period .....
$ 130.78  $ 140.79  $ 131.01  $ 81.27  $ 94.03  $ 97.37
Net investment income
(a)
............. 1 .17  2 .65  2 .16  1 .78  1 .65  1 .63
Net realized and unrealized gain (loss)
(b)
...
( 8 .41 ) ( 9 .96 ) 9 .70  49.62  (12.42) ( 3 .49 )
Net increase (decrease) from investment
operations .......................
( 7 .24 ) ( 7 .31 ) 11.86  51.40  (10.77) ( 1 .86 )
Distributions from net investment income
(c)
... ( 1 .26 ) ( 2 .70 ) ( 2 .08 ) ( 1 .66 ) ( 1 .99 ) ( 1 .48 )
Net asset value, end of period ..........
$ 122.28  $ 130.78  $ 140.79  $ 131.01  $ 81.27  $ 94.03
Total Return
(d)
– – – – – –
Based on net asset value ..............
( 5 .57 ) %
(e)
( 5 .07 ) % 9 .13% 63.81% (11.59) % ( 1 .89 ) %
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .....................
0 .40%
(g)
0 .40% 0 .39% 0 .41% 0 .43% 0 .42%
Net investment income ................
1 .79%
(g)
2 .09% 1 .60% 1 .64% 1 .83% 1 .71%
Supplemental Data
Net assets, end of period (000) ..........
$ 623,648  $ 915,441  $ 1,126,326  $ 779,484  $ 256,007  $ 423,128
Portfolio turnover rate
(h)
................
7% 30% 47% 28% 11% 28%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Discretionary ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period ......
$ 64.39  $ 66.68  $ 78.01  $ 51.17  $ 54.31  $ 46.36
Net investment income
(b)
.............. 0 .21  0 .42  0 .31  0 .44  0 .52  0 .40
Net realized and unrealized gain (loss)
(c)
....
0 .24  ( 2 .28 ) (11.31) 26.82  ( 3 .11 ) 7 .94
Net increase (decrease) from investment
operations ........................
0 .45  ( 1 .86 ) (11.00) 27.26  ( 2 .59 ) 8 .34
Distributions from net investment income
(d)
.... ( 0 .22 ) ( 0 .43 ) ( 0 .33 ) ( 0 .42 ) ( 0 .55 ) ( 0 .39 )
Net asset value, end of period ...........
$ 64.62  $ 64.39  $ 66.68  $ 78.01  $ 51.17  $ 54.31
Total Return
(e)
– – – – – –
Based on net asset value ...............
0 .68%
(f)
( 2 .75 ) % (14.16) % 53.48% ( 4 .79 ) % 18.09%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .40%
(h)
0 .40% 0 .39% 0 .41% 0 .43% 0 .42%
Net investment income .................
0 .60%
(h)
0 .68% 0 .39% 0 .67% 0 .96% 0 .81%
Supplemental Data
Net assets, end of period (000) ...........
$ 765,708  $ 698,600  $ 856,866  $ 1,583,666  $ 798,171  $ 934,120
Portfolio turnover rate
(i)
.................
6% 27% 45% 20% 31% 15%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Staples ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of period ......
$ 207.01  $ 206.36  $ 181.99  $ 119.38  $ 123.43  $ 114.08
Net investment income
(a)
.............. 2 .45  4 .86  3 .80  2 .44  2 .77  3 .04
Net realized and unrealized gain (loss)
(b)
....
(23.13) 0 .27  23.80  62.57  ( 3 .83 ) 9 .24
Net increase (decrease) from investment
operations ........................
(20.68) 5 .13  27.60  65.01  ( 1 .06 ) 12.28
Distributions from net investment income
(c)
.... ( 2 .79 ) ( 4 .48 ) ( 3 .23 ) ( 2 .40 ) ( 2 .99 ) ( 2 .93 )
Net asset value, end of period ...........
$ 183.54  $ 207.01  $ 206.36  $ 181.99  $ 119.38  $ 123.43
Total Return
(d)
– – – – – –
Based on net asset value ...............
(10.04) %
(e)
2 .65% 15.33% 54.87% ( 0 .86 ) % 10.95%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .40% 0 .39% 0 .41% 0 .43% 0 .42%
Net investment income .................
2 .47%
(g)
2 .46% 1 .99% 1 .57% 2 .22% 2 .61%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,367,391  $ 1,811,380  $ 1,134,954  $ 691,548  $ 471,555  $ 469,043
Portfolio turnover rate
(h)
.................
5% 6% 33% 4% 5% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Energy ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of period ......
$ 44.56  $ 39.92  $ 26.40  $ 20.06  $ 35.96  $ 40.47
Net investment income
(a)
.............. 0 .63  1 .49  1 .07  0 .80  1 .02  0 .89
Net realized and unrealized gain (loss)
(b)
....
0 .19  4 .77  13.56  6 .36  (14.81) ( 4 .43 )
Net increase (decrease) from investment
operations ........................
0 .82  6 .26  14.63  7 .16  (13.79) ( 3 .54 )
Distributions from net investment income
(c)
.... ( 0 .58 ) ( 1 .62 ) ( 1 .11 ) ( 0 .82 ) ( 2 .11 ) ( 0 .97 )
Net asset value, end of period ...........
$ 44.80  $ 44.56  $ 39.92  $ 26.40  $ 20.06  $ 35.96
Total Return
(d)
– – – – – –
Based on net asset value ...............
1 .83%
(e)
15.97% 56.56% 37.20% (39.91) % ( 8 .83 ) %
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income .................
2 .80%
(g)
3 .40% 3 .38% 3 .62% 3 .42% 2 .33%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,303,569  $ 1,555,112  $ 3,552,781  $ 2,102,459  $ 459,456  $ 789,226
Portfolio turnover rate
(h)
.................
5% 11% 17% 15% 12% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financial Services ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of period .....
$ 154.15  $ 162.97  $ 182.72  $ 115.36  $ 136.07  $ 130.98
Net investment income
(a)
............. 1 .55  3 .06  2 .76  2 .52  2 .58  2 .17
Net realized and unrealized gain (loss)
(b)
...
( 5 .19 ) ( 8 .49 ) (19.91) 67.20  (20.69) 5 .12
Net increase (decrease) from investment
operations .......................
( 3 .64 ) ( 5 .43 ) (17.15) 69.72  (18.11) 7 .29
Distributions from net investment income
(c)
... ( 1 .52 ) ( 3 .39 ) ( 2 .60 ) ( 2 .36 ) ( 2 .60 ) ( 2 .20 )
Net asset value, end of period ..........
$ 148.99  $ 154.15  $ 162.97  $ 182.72  $ 115.36  $ 136.07
Total Return
(d)
– – – – – –
Based on net asset value ..............
( 2 .40 ) %
(e)
( 3 .29 ) % ( 9 .57 ) % 61.14% (13.46) % 5 .72%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .....................
0 .40%
(g)
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ................
1 .96%
(g)
1 .93% 1 .46% 1 .85% 1 .90% 1 .68%
Supplemental Data
Net assets, end of period (000) ..........
$ 1,080,161  $ 1,202,357  $ 2,029,031  $ 1,635,325  $ 865,166  $ 1,435,523
Portfolio turnover rate
(h)
................
18% 4% 5% 7% 7% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financials ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period ......
$ 73.16  $ 75.81  $ 80.18  $ 53.39  $ 62.97  $ 58.86
Net investment income
(b)
.............. 0 .73  1 .45  1 .20  1 .09  1 .17  1 .04
Net realized and unrealized gain (loss)
(c)
....
( 0 .64 ) ( 2 .71 ) ( 4 .38 ) 26.76  ( 9 .55 ) 4 .16
Net increase (decrease) from investment
operations ........................
0 .09  ( 1 .26 ) ( 3 .18 ) 27.85  ( 8 .38 ) 5 .20
Distributions from net investment income
(d)
.... ( 0 .68 ) ( 1 .39 ) ( 1 .19 ) ( 1 .06 ) ( 1 .20 ) ( 1 .09 )
Net asset value, end of period ...........
$ 72.57  $ 73.16  $ 75.81  $ 80.18  $ 53.39  $ 62.97
Total Return
(e)
– – – – – –
Based on net asset value ...............
0 .10%
(f)
( 1 .62 ) % ( 4 .11 ) % 52.80% (13.47) % 9 .01%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .40%
(h)
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income .................
1 .94%
(h)
1 .94% 1 .42% 1 .72% 1 .85% 1 .75%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,785,125  $ 1,828,976  $ 2,099,949  $ 2,353,202  $ 1,233,235  $ 1,693,736
Portfolio turnover rate
(i)
.................
3% 14% 24% 9% 6% 8%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of period .......
$ 281.21  $ 273.12  $ 263.08  $ 212.48  $ 188.15  $ 173.95
Net investment income
(a)
............... 1 .72  3 .22  2 .89  2 .65  2 .49  2 .26
Net realized and unrealized gain (loss)
(b)
.....
(21.17) 8 .08  10.00  50.86  24.38  15.50
Net increase (decrease) from investment
operations .........................
(19.45) 11.30  12.89  53.51  26.87  17.76
Distributions from net investment income
(c)
..... ( 1 .72 ) ( 3 .21 ) ( 2 .85 ) ( 2 .91 ) ( 2 .54 ) ( 3 .56 )
Net asset value, end of period ............
$ 260.04  $ 281.21  $ 273.12  $ 263.08  $ 212.48  $ 188.15
Total Return
(d)
– – – – – –
Based on net asset value ................
( 6 .95 ) %
(e)
4 .21% 4 .86% 25.40% 14.44% 10.27%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .40%
(g)
0 .40% 0 .39% 0 .41% 0 .43% 0 .43%
Net investment income ..................
1 .24%
(g)
1 .18% 1 .03% 1 .13% 1 .25% 1 .19%
Supplemental Data
Net assets, end of period (000) ............
$ 2,860,484  $ 3,261,993  $ 2,826,782  $ 2,565,039  $ 2,432,933  $ 2,097,818
Portfolio turnover rate
(h)
..................
4% 3% 7% 6% 5% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Industrials ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period ......
$ 99.72  $ 97.59  $ 110.26  $ 68.98  $ 79.12  $ 70.80
Net investment income
(b)
.............. 0 .56  1 .07  0 .89  0 .90  1 .03  0 .95
Net realized and unrealized gain (loss)
(c)
....
( 2 .44 ) 2 .09  (12.64) 41.28  (10.11) 8 .39
Net increase (decrease) from investment
operations ........................
( 1 .88 ) 3 .16  (11.75) 42.18  ( 9 .08 ) 9 .34
Distributions from net investment income
(d)
.... ( 0 .57 ) ( 1 .03 ) ( 0 .92 ) ( 0 .90 ) ( 1 .06 ) ( 1 .02 )
Net asset value, end of period ...........
$ 97.27  $ 99.72  $ 97.59  $ 110.26  $ 68.98  $ 79.12
Total Return
(e)
– – – – – –
Based on net asset value ...............
( 1 .91 ) %
(f)
3 .32% (10.75) % 61.51% (11.57) % 13.34%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .40%
(h)
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income .................
1 .08%
(h)
1 .11% 0 .81% 0 .99% 1 .32% 1 .29%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,045,604  $ 1,176,683  $ 1,249,092  $ 1,697,961  $ 682,848  $ 941,547
Portfolio turnover rate
(i)
.................
3% 4% 26% 5% 4% 5%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Technology ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period .......
$ 93.05  $ 89.60  $ 92.98  $ 58.58  $ 50.85  $ 41.99
Net investment income
(b)
............... 0 .17  0 .39  0 .25  0 .37  0 .48  0 .40
Net realized and unrealized gain (loss)
(c)
.....
10.69  3 .50  ( 3 .33 ) 34.42  7 .75  8 .84
Net increase (decrease) from investment
operations .........................
10.86  3 .89  ( 3 .08 ) 34.79  8 .23  9 .24
Distributions from net investment income
(d)
..... ( 0 .16 ) ( 0 .44 ) ( 0 .30 ) ( 0 .39 ) ( 0 .50 ) ( 0 .38 )
Net asset value, end of period ............
$ 103.75  $ 93.05  $ 89.60  $ 92.98  $ 58.58  $ 50.85
Total Return
(e)
– – – – – –
Based on net asset value ................
11.66%
(f)
4 .41% ( 3 .35 ) % 59.56% 16.34% 22.10%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .40%
(h)
0 .40% 0 .39% 0 .41% 0 .43% 0 .42%
Net investment income ..................
0 .31%
(h)
0 .46% 0 .24% 0 .47% 0 .89% 0 .87%
Supplemental Data
Net assets, end of period (000) ............
$ 11,495,662  $ 10,552,317  $ 7,338,434  $ 7,257,255  $ 4,862,141  $ 4,271,433
Portfolio turnover rate
(i)
..................
3% 10% 13% 12% 16% 19%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Transportation ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of period .....
$ 222.31  $ 242.94  $ 269.72  $ 149.76  $ 195.07  $ 187.76
Net investment income
(a)
............. 1 .56  3 .06  2 .08  1 .95  2 .55  2 .12
Net realized and unrealized gain (loss)
(b)
...
( 4 .42 ) (20.60) (26.68) 119.89  (45.09) 7 .34
Net increase (decrease) from investment
operations .......................
( 2 .86 ) (17.54) (24.60) 121.84  (42.54) 9 .46
Distributions from net investment income
(c)
... ( 1 .65 ) ( 3 .09 ) ( 2 .18 ) ( 1 .88 ) ( 2 .77 ) ( 2 .15 )
Net asset value, end of period ..........
$ 217.80  $ 222.31  $ 242.94  $ 269.72  $ 149.76  $ 195.07
Total Return
(d)
– – – – – –
Based on net asset value ..............
( 1 .32 ) %
(e)
( 7 .18 ) % ( 9 .18 ) % 81.75% (21.92) % 5 .12%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .....................
0 .40%
(g)
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ................
1 .28%
(g)
1 .37% 0 .80% 0 .90% 1 .40% 1 .11%
Supplemental Data
Net assets, end of period (000) ..........
$ 794,987  $ 822,531  $ 1,178,276  $ 2,144,306  $ 456,765  $ 575,444
Portfolio turnover rate
(h)
................
5% 13% 72% 80% 35% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Utilities ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period ......
$ 85.24  $ 87.48  $ 82.62  $ 71.20  $ 74.36  $ 65.22
Net investment income
(b)
.............. 1 .15  2 .00  1 .98  2 .10  2 .10  2 .02
Net realized and unrealized gain (loss)
(c)
....
(10.72) ( 2 .15 ) 4 .95  11.60  ( 3 .06 ) 9 .06
Net increase (decrease) from investment
operations ........................
( 9 .57 ) ( 0 .15 ) 6 .93  13.70  ( 0 .96 ) 11.08
Distributions from net investment income
(d)
.... ( 1 .08 ) ( 2 .09 ) ( 2 .07 ) ( 2 .28 ) ( 2 .20 ) ( 1 .94 )
Net asset value, end of period ...........
$ 74.59  $ 85.24  $ 87.48  $ 82.62  $ 71.20  $ 74.36
Total Return
(e)
– – – – – –
Based on net asset value ...............
(11.27) %
(f)
( 0 .15 ) % 8 .52% 19.66% ( 1 .39 ) % 17.29%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .40%
(h)
0 .40% 0 .39% 0 .41% 0 .43% 0 .43%
Net investment income .................
2 .87%
(h)
2 .33% 2 .35% 2 .78% 2 .70% 2 .94%
Supplemental Data
Net assets, end of period (000) ...........
$ 783,231  $ 1,001,549  $ 970,990  $ 822,092  $ 875,673  $ 810,455
Portfolio turnover rate
(i)
.................
2% 3% 14% 5% 4% 6%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)

2023
iShares Semi-Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period or as of the report date. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Dow Jones U.S. ...................................................................................................... Diversified
MSCI KLD 400 Social .................................................................................................. Diversified
MSCI USA ESG Select ................................................................................................. Diversified
U.S. Basic Materials ................................................................................................... Non-diversified
U.S. Consumer Discretionary ............................................................................................. Diversified
U.S. Consumer Staples ................................................................................................ Non-diversified
U.S. Energy ........................................................................................................ Non-diversified
U.S. Financial Services ................................................................................................. Non-diversified
U.S. Financials ...................................................................................................... Diversified
U.S. Healthcare ...................................................................................................... Non-diversified
U.S. Industrials ...................................................................................................... Diversified
U.S. Technology ..................................................................................................... Non-diversified
U.S. Transportation ................................................................................................... Non-diversified
U.S. Utilities ........................................................................................................ Non-diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Dow Jones U.S.
Barclays Bank PLC ............................................... $ 1,223,637 $ (1,223,637) $ — $ —
Barclays Capital, Inc. ............................................. 21,062 (21,035) — 27
BNP Paribas SA ................................................. 1,606,327 (1,606,327) — —
BofA Securities, Inc. .............................................. 2,790,290 (2,790,290) — —
Citadel Clearing LLC .............................................. 990,987 (987,187) — 3,800
Citigroup Global Markets, Inc. ........................................ 767,804 (767,804) — —
Goldman Sachs & Co. LLC ......................................... 3,049,940 (3,049,940) — —
HSBC Bank PLC ................................................ 596,851 (596,851) — —
J.P. Morgan Securities LLC ......................................... 3,956,319 (3,956,319) — —
Jefferies LLC ................................................... 49,852 (49,852) — —
Mizuho Securities USA LLC ......................................... 18,808 (18,491) — 317
Morgan Stanley ................................................. 4,734,137 (4,734,137) — —
National Financial Services LLC ...................................... 30,305 (30,305) — —
Natixis SA ..................................................... 305,342 (305,342) — —
RBC Capital Markets LLC .......................................... 281,088 (281,088) — —
Scotia Capital (USA), Inc. .......................................... 272,484 (235,964) — 36,520
SG Americas Securities LLC ........................................ 8,719 (8,719) — —
State Street Bank & Trust Co. ........................................ 9,342 (9,342) — —
Toronto-Dominion Bank ............................................ 642,487 (642,487) — —
UBS AG ...................................................... 718,428 (718,428) — —
Wells Fargo Bank NA ............................................. 643,266 (635,672) — 7,594
Wells Fargo Securities LLC ......................................... 140,831 (140,831) — —
$ 22,858,306 $ (22,810,048)
$ —
$ 48,258
a
MSCI KLD 400 Social
Barclays Bank PLC ............................................... 4,521,328 (4,521,328) — —
Barclays Capital, Inc. ............................................. 52,588 (50,563) — 2,025
BNP Paribas SA ................................................. 777 (775) — 2
BofA Securities, Inc. .............................................. 149,733 (149,733) — —
Citadel Clearing LLC .............................................. 187,050 (187,050) — —
Goldman Sachs & Co. LLC ......................................... 4,161,114 (4,161,114) — —
HSBC Bank PLC ................................................ 11,831,184 (11,831,184) — —
J.P. Morgan Securities LLC ......................................... 7,675 (7,675) — —
Morgan Stanley ................................................. 223,779 (219,774) — 4,005
Natixis SA ..................................................... 55,608 (55,430) — 178
RBC Capital Markets LLC .......................................... 890,557 (890,557) — —
Scotia Capital (USA), Inc. .......................................... 3,835,198 (3,813,697) — 21,501
Toronto-Dominion Bank ............................................ 7,700 (7,700) — —
Wells Fargo Bank NA ............................................. 84,684 (84,535) — 149
$ 26,008,975 $ (25,981,115)
$ —
$ 27,860
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA ESG Select
BofA Securities, Inc. .............................................. $ 4,420,922 $ (4,420,922) $ — $ —
HSBC Bank PLC ................................................ 687,203 (687,203) — —
J.P. Morgan Securities LLC ......................................... 51,432,993 (51,432,993) — —
Morgan Stanley ................................................. 23,614,470 (23,614,470) — —
Scotia Capital (USA), Inc. .......................................... 688,058 (688,058) — —
SG Americas Securities LLC ........................................ 217,695 (217,695) — —
UBS Securities LLC .............................................. 836,868 (836,868) — —
$ 81,898,209 $ (81,898,209)
$ —
$ —
a
U.S. Basic Materials
Barclays Bank PLC ............................................... 3,891,168 (3,891,168) — —
BofA Securities, Inc. .............................................. 1,164 (1,164) — —
Goldman Sachs & Co. LLC ......................................... 1,748,464 (1,748,464) — —
HSBC Bank PLC ................................................ 725,472 (725,472) — —
Morgan Stanley ................................................. 1,055,232 (1,055,232) — —
$ 7,421,500 $ (7,421,500)
$ —
$ —
a
U.S. Consumer Discretionary
Barclays Bank PLC ............................................... 1,531,304 (1,531,304) — —
Barclays Capital, Inc. ............................................. 65,498 (64,694) — 804
BNP Paribas SA ................................................. 43,922 (43,922) — —
BofA Securities, Inc. .............................................. 8,539,367 (8,539,367) — —
Citadel Clearing LLC .............................................. 205,500 (205,500) — —
Citigroup Global Markets, Inc. ........................................ 2,589 (2,466) — 123
Goldman Sachs & Co. LLC ......................................... 2,084,095 (2,084,095) — —
HSBC Bank PLC ................................................ 17,248,681 (17,248,681) — —
J.P. Morgan Securities LLC ......................................... 10,427,681 (10,427,681) — —
Jefferies LLC ................................................... 174,400 (174,400) — —
Morgan Stanley ................................................. 1,064,661 (1,064,661) — —
RBC Capital Markets LLC .......................................... 1,340,254 (1,340,254) — —
Scotia Capital (USA), Inc. .......................................... 472,829 (472,829) — —
State Street Bank & Trust Co. ........................................ 342,298 (342,298) — —
Toronto-Dominion Bank ............................................ 2,258,214 (2,258,214) — —
UBS AG ...................................................... 52,939 (47,702) — 5,237
UBS Securities LLC .............................................. 1,617 (1,617) — —
Virtu Americas LLC ............................................... 2,455 (2,455) — —
Wells Fargo Bank NA ............................................. 593,874 (593,874) — —
Wells Fargo Securities LLC ......................................... 69,055 (69,055) — —
$ 46,521,233 $ (46,515,069)
$ —
$ 6,164
a
U.S. Consumer Staples
BofA Securities, Inc. .............................................. 2,940,495 (2,940,495) — —
Citigroup Global Markets, Inc. ........................................ 5,062,772 (5,062,772) — —
J.P. Morgan Securities LLC ......................................... 4,796,607 (4,796,607) — —
$ 12,799,874 $ (12,799,874)
$ —
$ —
a
U.S. Energy
Barclays Bank PLC ............................................... 4,407,413 (4,407,413) — —
Barclays Capital, Inc. ............................................. 42,340 (42,340) — —
BNP Paribas SA ................................................. 3,940,270 (3,915,553) — 24,717
BofA Securities, Inc. .............................................. 18,648 (18,648) — —
Citigroup Global Markets, Inc. ........................................ 13,058 (13,058) — —
Morgan Stanley ................................................. 269,628 (269,628) — —
$ 8,691,357 $ (8,666,640)
$ —
$ 24,717
a
U.S. Financial Services
Morgan Stanley ................................................. 3,623,020 (3,536,680) — 86,340
$ 3,623,020 $ (3,536,680)
$ —
$ 86,340
a

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Financials
BNP Paribas SA ................................................. $ 160,864 $ (160,864) $ — $ —
BofA Securities, Inc. .............................................. 1,156,070 (1,155,186) — 884
J.P. Morgan Securities LLC ......................................... 1,001,525 (1,001,525) — —
Jefferies LLC ................................................... 25,755 (25,755) — —
Morgan Stanley ................................................. 9,048,440 (8,737,624) — 310,816
Toronto-Dominion Bank ............................................ 28,901 (28,901) — —
Wells Fargo Bank NA ............................................. 143,075 (143,075) — —
$ 11,564,630 $ (11,252,930)
$ —
$ 311,700
a
U.S. Healthcare
Barclays Bank PLC ............................................... 338,121 (338,121) — —
BNP Paribas SA ................................................. 2,813,694 (2,813,694) — —
BofA Securities, Inc. .............................................. 477,834 (477,834) — —
Citigroup Global Markets, Inc. ........................................ 467,592 (467,592) — —
Goldman Sachs & Co. LLC ......................................... 4,895,561 (4,895,561) — —
HSBC Bank PLC ................................................ 2,144,627 (2,144,627) — —
J.P. Morgan Securities LLC ......................................... 13,738,840 (13,738,840) — —
Jefferies LLC ................................................... 1,241,412 (1,240,926) — 486
Morgan Stanley ................................................. 13,465,787 (13,465,787) — —
National Financial Services LLC ...................................... 1,046,302 (1,046,302) — —
Natixis SA ..................................................... 1,980,660 (1,980,660) — —
Scotia Capital (USA), Inc. .......................................... 829 (829) — —
State Street Bank & Trust Co. ........................................ 381,632 (381,632) — —
Toronto-Dominion Bank ............................................ 2,087,766 (2,087,766) — —
UBS AG ...................................................... 295,621 (295,621) — —
Virtu Americas LLC ............................................... 3,578,712 (3,575,069) — 3,643
Wells Fargo Bank NA ............................................. 335,316 (335,316) — —
$ 49,290,306 $ (49,286,177)
$ —
$ 4,129
a
U.S. Industrials
Barclays Bank PLC ............................................... 122,602 (122,602) — —
BNP Paribas SA ................................................. 379,841 (379,841) — —
BofA Securities, Inc. .............................................. 826,983 (823,195) — 3,788
J.P. Morgan Securities LLC ......................................... 297,886 (297,886) — —
Jefferies LLC ................................................... 296,025 (296,025) — —
Morgan Stanley ................................................. 697,187 (697,187) — —
National Financial Services LLC ...................................... 393,470 (393,470) — —
Natixis SA ..................................................... 1,172,234 (1,172,234) — —
Scotia Capital (USA), Inc. .......................................... 2,543,134 (2,543,134) — —
UBS AG ...................................................... 4,022,605 (4,022,605) — —
$ 10,751,967 $ (10,748,179)
$ —
$ 3,788
a
U.S. Technology
Barclays Bank PLC ............................................... 32,635,016 (32,635,016) — —
BNP Paribas SA ................................................. 24,306,076 (24,306,076) — —
BofA Securities, Inc. .............................................. 7,632,712 (7,632,712) — —
Citadel Clearing LLC .............................................. 6,985,340 (6,968,053) — 17,287
Citigroup Global Markets, Inc. ........................................ 833,014 (826,201) — 6,813
Goldman Sachs & Co. LLC ......................................... 29,447,117 (29,447,117) — —
HSBC Bank PLC ................................................ 2,288,469 (2,288,469) — —
J.P. Morgan Securities LLC ......................................... 53,407,576 (53,407,576) — —
Jefferies LLC ................................................... 4,078,000 (4,078,000) — —
Morgan Stanley ................................................. 27,641,737 (27,641,737) — —
National Financial Services LLC ...................................... 83,415 (83,415) — —
Natixis SA ..................................................... 2,150,775 (2,150,775) — —
RBC Capital Markets LLC .......................................... 45,239 (45,239) — —
Scotia Capital (USA), Inc. .......................................... 9,173,519 (9,173,519) — —
SG Americas Securities LLC ........................................ 5,271,629 (4,440,621) — 831,008
State Street Bank & Trust Co. ........................................ 6,804,007 (6,804,007) — —
Toronto-Dominion Bank ............................................ 634,471 (634,471) — —
UBS AG ...................................................... 2,451,608 (2,451,608) — —
Wells Fargo Bank NA ............................................. 505,872 (505,872) — —
$ 216,375,592 $ (215,520,484)
$ —
$ 855,108
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Transportation
Barclays Bank PLC ............................................... $ 1,377,108 $ (1,377,108) $ — $ —
Citigroup Global Markets, Inc. ........................................ 3,040,801 (3,040,801) — —
Goldman Sachs & Co. LLC ......................................... 438,478 (438,478) — —
J.P. Morgan Securities LLC ......................................... 921,289 (921,289) — —
Morgan Stanley ................................................. 2,539,588 (2,539,588) — —
Toronto-Dominion Bank ............................................ 288,151 (288,151) — —
Wells Fargo Bank NA ............................................. 472,570 (472,570) — —
$ 9,077,985 $ (9,077,985)
$ —
$ —
a
U.S. Utilities
Citigroup Global Markets, Inc. ........................................ 303,010 (292,004) — 11,006
J.P. Morgan Securities LLC ......................................... 26,740 (26,609) — 131
Morgan Stanley ................................................. 1,621 (1,571) — 50
Wells Fargo Bank NA ............................................. 107,569 (107,569) — —
$ 438,940 $ (427,753)
$ —
$ 11,187
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of October 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
Dow Jones U.S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
MSCI KLD 400 Social . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
MSCI USA ESG Select . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
For its investment advisory services to each Fund, except for the iShares Dow Jones U.S, iShares MSCI KLD 400 Social and iShares MSCI USA ESG Select ETFs, BFA is
entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended October 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945
iShares ETF Amounts
Dow Jones U.S. ..................................................................................................... $ 32,552
MSCI KLD 400 Social ................................................................................................. 28,243
MSCI USA ESG Select ................................................................................................ 25,103
U.S. Basic Materials .................................................................................................. 3,965
U.S. Consumer Discretionary ............................................................................................ 73,535
U.S. Consumer Staples ............................................................................................... 4,301
U.S. Energy ....................................................................................................... 23,061
U.S. Financial Services ................................................................................................ 9,560
U.S. Financials ..................................................................................................... 17,821
U.S. Healthcare ..................................................................................................... 104,887
U.S. Industrials ..................................................................................................... 7,331
U.S. Technology .................................................................................................... 131,833
U.S. Transportation .................................................................................................. 13,169
U.S. Utilities ....................................................................................................... 4,667

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
For the six months ended October 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended October 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended October 31, 2023, in-kind transactions were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Dow Jones U.S. ................................................................. $ 3,747,261  $ 2,985,857  $ (3,142,030)
MSCI KLD 400 Social ............................................................. 16,808,323  22,153,344  (3,264,019)
MSCI USA ESG Select ............................................................ 101,751,345  107,343,299  (3,398,823)
U.S. Basic Materials .............................................................. 31,741,167  5,601,985  (511,907)
U.S. Consumer Discretionary ........................................................ 17,380,213  32,378,714  932,693
U.S. Consumer Staples ........................................................... 20,260,580  15,261,718  (1,148,156)
U.S. Energy ................................................................... 36,080,016  6,353,291  (1,008,335)
U.S. Financial Services ............................................................ 6,426,734  53,802,330  (7,215,568)
U.S. Financials ................................................................. 23,868,667  11,371,670  (7,923,917)
U.S. Healthcare ................................................................. 30,552,799  22,833,481  (15,227,534)
U.S. Industrials ................................................................. 10,985,547  11,329,773  (2,095,152)
U.S. Technology ................................................................ 255,590,853  183,220,934  (12,555,411)
U.S. Transportation .............................................................. 26,300,921  3,824,283  (775,342)
U.S. Utilities ................................................................... 5,199,212  1,807,232  (111,957)
iShares ETF Purchases Sales
Dow Jones U.S. ................................................................................... $ 32,781,290 $ 28,671,988
MSCI KLD 400 Social ............................................................................... 104,384,832 98,925,236
MSCI USA ESG Select .............................................................................. 305,101,704 304,137,220
U.S. Basic Materials ................................................................................ 57,380,007 57,733,776
U.S. Consumer Discretionary .......................................................................... 58,994,467 47,274,776
U.S. Consumer Staples ............................................................................. 80,447,210 84,148,404
U.S. Energy ..................................................................................... 62,713,260 61,517,611
U.S. Financial Services .............................................................................. 209,569,319 208,731,219
U.S. Financials ................................................................................... 50,672,733 50,060,363
U.S. Healthcare ................................................................................... 111,004,219 110,525,232
U.S. Industrials ................................................................................... 33,225,618 33,333,320
U.S. Technology .................................................................................. 401,782,101 389,456,897
U.S. Transportation ................................................................................ 44,869,984 45,938,947
U.S. Utilities ..................................................................................... 21,104,436 20,732,552
iShares ETF In-kind Purchases In-kind Sales
Dow Jones U.S. ................................................................................... $ 36,924,380  $ 62,472,972
MSCI KLD 400 Social ............................................................................... 60,559,707  86,462,085
MSCI USA ESG Select .............................................................................. 1,773,161,295  446,751,946
U.S. Basic Materials ................................................................................ 183,453,904  428,921,510
U.S. Consumer Discretionary .......................................................................... 192,714,265  125,008,803
U.S. Consumer Staples ............................................................................. 139,859,368  389,634,816
U.S. Energy ..................................................................................... 53,760,480  298,960,419
U.S. Financial Services .............................................................................. 93,747,375  177,147,523
U.S. Financials ................................................................................... 141,678,533  168,869,457
U.S. Healthcare ................................................................................... 137,780,980  297,835,259
U.S. Industrials ................................................................................... 127,167,018  224,702,191
U.S. Technology .................................................................................. 2,446,732,135  2,826,720,565
U.S. Transportation ................................................................................ 788,337,690  782,319,203
U.S. Utilities ..................................................................................... 59,407,401  162,594,677

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of April 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Dow Jones U.S. .....................................................................................................
$ 30,839,238
MSCI KLD 400 Social .................................................................................................
91,800,344
MSCI USA ESG Select ................................................................................................
179,223,100
U.S. Basic Materials ..................................................................................................
198,446,653
U.S. Consumer Discretionary ............................................................................................
149,227,126
U.S. Consumer Staples ...............................................................................................
48,544,041
U.S. Energy .......................................................................................................
331,961,361
U.S. Financial Services ................................................................................................
99,709,694
U.S. Financials .....................................................................................................
153,418,300
U.S. Healthcare .....................................................................................................
94,696,127
U.S. Industrials .....................................................................................................
98,298,834
U.S. Technology ....................................................................................................
257,358,718
U.S. Transportation ..................................................................................................
111,822,593
U.S. Utilities .......................................................................................................
60,714,978
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dow Jones U.S. ............................................... $ 923,024,471  $ 727,083,872  $ (90,924,489) $ 636,159,383
MSCI KLD 400 Social ........................................... 3,057,290,902  781,216,447  (267,565,798) 513,650,649
MSCI USA ESG Select .......................................... 4,703,090,852  276,784,170  (442,094,602) (165,310,432)
U.S. Basic Materials ............................................ 759,629,990  22,186,049  (151,365,220) (129,179,171)
U.S. Consumer Discretionary ...................................... 985,788,027  23,740,626  (196,703,228) (172,962,602)
U.S. Consumer Staples ......................................... 1,530,846,449  23,710,137  (176,438,537) (152,728,400)
U.S. Energy ................................................. 1,139,910,436  228,136,683  (57,133,950) 171,002,733
U.S. Financial Services .......................................... 1,298,157,124  16,805,562  (233,174,547) (216,368,985)
U.S. Financials ............................................... 1,994,979,304  121,279,861  (321,681,521) (200,401,660)
U.S. Healthcare ............................................... 2,915,898,722  406,948,986  (415,134,862) (8,185,876)
U.S. Industrials ............................................... 1,176,948,380  59,981,594  (181,146,085) (121,164,491)
U.S. Technology .............................................. 10,370,057,841  1,989,512,854  (643,460,565) 1,346,052,289
U.S. Transportation ............................................ 1,017,990,575  5,100,246  (219,332,788) (214,232,542)
U.S. Utilities ................................................. 899,169,001  28,957,003  (144,936,338) (115,979,335)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
10/31/23
Year Ended
04/30/23
iShares ETF Shares  Amount  Shares  Amount
Dow Jones U.S.
Shares sold ............................................... 350,000  $ 37,066,295  1,100,000  $ 107,689,293
Shares redeemed ........................................... (600,000) (62,711,707) (1,150,000) (112,304,120)
(250,000) $ (25,645,412) (50,000) $ (4,614,827)
MSCI KLD 400 Social
Shares sold ............................................... 750,000  $ 60,882,988  6,350,000  $ 474,063,009
Shares redeemed ........................................... (1,050,000) (86,812,748) (7,150,000) (533,168,669)
(300,000) $ (25,929,760) (800,000) $ (59,105,660)
MSCI USA ESG Select
Shares sold ............................................... 19,600,000  $ 1,778,342,767  1,950,000  $ 166,937,116
Shares redeemed ........................................... (5,100,000) (448,633,988) (6,400,000) (539,631,789)
14,500,000  $ 1,329,708,779  (4,450,000) $ (372,694,673)
U.S. Basic Materials
Shares sold ............................................... 1,400,000  $ 183,998,021  3,800,000  $ 491,041,308
Shares redeemed ........................................... (3,300,000) (430,006,616) (4,800,000) (591,997,064)
(1,900,000) $ (246,008,595) (1,000,000) $ (100,955,756)
U.S. Consumer Discretionary
Shares sold ............................................... 2,800,000  $ 193,035,152  4,150,000  $ 259,930,616
Shares redeemed ........................................... (1,800,000) (125,280,200) (6,150,000) (375,104,320)
1,000,000  $ 67,754,952  (2,000,000) $ (115,173,704)
U.S. Consumer Staples
Shares sold ............................................... 700,000  $ 140,239,313  5,200,000  $ 1,032,324,835
Shares redeemed ........................................... (2,000,000) (390,996,027) (1,950,000) (381,565,781)
(1,300,000) $ (250,756,714) 3,250,000  $ 650,759,054
U.S. Energy
Shares sold ............................................... 1,150,000  $ 53,912,131  4,850,000  $ 213,444,323
Shares redeemed ........................................... (6,950,000) (299,883,290) (58,950,000) (2,498,449,480)
(5,800,000) $ (245,971,159) (54,100,000) $ (2,285,005,157)
U.S. Financial Services
Shares sold ............................................... 600,000  $ 94,330,994  1,600,000  $ 249,836,623
Shares redeemed ........................................... (1,150,000) (178,352,518) (6,250,000) (970,415,517)
(550,000) $ (84,021,524) (4,650,000) $ (720,578,894)
U.S. Financials
Shares sold ............................................... 1,900,000  $ 143,376,081  5,000,000  $ 374,275,199
Shares redeemed ........................................... (2,300,000) (170,699,642) (7,700,000) (565,785,286)
(400,000) $ (27,323,561) (2,700,000) $ (191,510,087)
U.S. Healthcare
Shares sold ............................................... 500,000  $ 138,070,763  2,700,000  $ 741,128,167
Shares redeemed ........................................... (1,100,000) (298,963,552) (1,450,000) (390,484,900)
(600,000) $ (160,892,789) 1,250,000  $ 350,643,267
U.S. Industrials
Shares sold ............................................... 1,200,000  $ 127,522,337  3,600,000  $ 352,415,178
Shares redeemed ........................................... (2,250,000) (225,657,708) (4,600,000) (428,173,476)
(1,050,000) $ (98,135,371) (1,000,000) $ (75,758,298)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
10/31/23
Year Ended
04/30/23
iShares ETF Shares Amount Shares Amount
U.S. Technology
Shares sold ............................................... 23,200,000  $ 2,451,485,398  45,200,000  $ 3,566,859,827
Shares redeemed ........................................... (25,800,000) (2,824,392,669) (13,700,000) (1,132,254,321)
(2,600,000) $ (372,907,271) 31,500,000  $ 2,434,605,506
U.S. Transportation
Shares sold ............................................... 3,300,000  $ 789,697,291  6,150,000  $ 1,374,660,180
Shares redeemed ........................................... (3,350,000) (783,854,742) (7,300,000) (1,632,174,017)
(50,000) $ 5,842,549  (1,150,000) $ (257,513,837)
U.S. Utilities
Shares sold ............................................... 800,000  $ 59,564,182  3,700,000  $ 319,041,354
Shares redeemed ........................................... (2,050,000) (163,124,332) (3,050,000) (263,022,589)
(1,250,000) $ (103,560,150) 650,000  $ 56,018,765

Board Review and Approval of Investment Advisory Contract

2023
iShares Semi-Annual Report to Shareholders
iShares Dow Jones U.S. ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI KLD 400 Social ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to

Board Review and Approval of Investment Advisory Contract
(continued)

2023
iShares Semi-Annual Report to Shareholders
meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI USA ESG Select ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members,

Board Review and Approval of Investment Advisory Contract
(continued)

2023
iShares Semi-Annual Report to Shareholders
with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Basic Materials ETF, iShares U.S. Healthcare ETF, iShares U.S. Industrials ETF, iShares U.S. Transportation ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members,

Board Review and Approval of Investment Advisory Contract
(continued)

2023
iShares Semi-Annual Report to Shareholders
with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Consumer Discretionary ETF, iShares U.S. Consumer Staples ETF, iShares U.S. Energy ETF, iShares U.S. Financial Services ETF, iShares U.S.
Financials ETF, iShares U.S. Technology ETF, iShares U.S. Utilities ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to

Board Review and Approval of Investment Advisory Contract
(continued)

2023
iShares Semi-Annual Report to Shareholders
meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year

Supplemental Information
(unaudited)

2023
iShares Semi-Annual Report to Shareholders
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
October 31, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Dow Jones U.S. .................... $ 0 .694351  $ —  $ —  $ 0 .694351  100% — % — % 100%
MSCI USA ESG Select ............... 0 .634168  —  —  0 .634168  100 — — 100
U.S. Energy ...................... 0 .583099  —  —  0 .583099  100 — — 100
U.S. Financial Services ............... 1 .523270  —  —  1 .523270  100 — — 100

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

2023
iShares Semi-Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-401-1023
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, MSCI Inc., or S&P Dow Jones
Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.   Code of Ethics.

Not applicable to this semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.   Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

                There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.   Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	December 21, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 21, 2023